SEC File Nos.  002-33371
811-01880

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
____________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 69(X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50(X)
____________

THE INCOME FUND OF AMERICA, INC.
(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower, Suite 1800, San Francisco, California 94105-1409
 (Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code:  (415) 421-9360
____________

Patrick F. Quan
Secretary
The Income Fund of America, Inc.
One Market
Steuart Tower, Suite 1800
San Francisco, California 94105-1409

(Name and Address of Agent for Service)

Copy to:

Michael Glazer
Bingham McCutchen LLP
 355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
 (Counsel for the Registrant)
____________

Approximate date of proposed public offering:

[X]It is proposed that this filing will become effective on October 1, 2009, pursuant to paragraph (b) of Rule 485.

....

[Logo - American Funds/(R)/]              The right choice for the long term/(R)/

The Income Fund
of America/(R)/

CLASS    TICKER   F-1....  IFAFX    529-C..  CIMCX
A......  AMECX    F-2....  AMEFX    529-E..  CIMEX
B......  IFABX    529-A..  CIMAX    529-F-1  CIMFX
C......  IFACX    529-B..  CIMBX

PROSPECTUS

 October 1, 2009

 1   Investment objectives
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objectives, strategies and risks
10   Additional investment results
11   Management and organization
15   Shareholder information
16   Choosing a share class
19   Purchase, exchange and sale of shares
25   Sales charges
28   Sales charge reductions and waivers
32   Rollovers from retirement plans to IRAs
32   Plans of distribution
33   Other compensation to dealers
33   How to sell shares
35   Distributions and taxes
36   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Investment objectives

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 28 of the prospectus and on page 59 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your
 investment)
----------------------------------------------------SHARE CLASSES--------------

                                         -----------------------------F-1, F-2-
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed     5.75%  none   none   none      none
 on purchases (as a percentage of
 offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------

                                     --A-------B-------C------F-1-------F-2----

-------------------------------------------------------------------------------

 Management fees                     0.28%   0.28%   0.28%   0.28%     0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.23    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.13    0.13    0.17    0.13      0.16
-------------------------------------------------------------------------------
 Total annual fund operating         0.64    1.41    1.45    0.66      0.44
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.28%   0.28%   0.28%   0.28%     0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.20    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.22    0.23    0.22    0.22      0.22
-------------------------------------------------------------------------------
 Total annual fund operating         0.70    1.51    1.50    1.00      0.50
 expenses
-------------------------------------------------------------------------------

                                       1

The Income Fund of America / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $637    $768    $  911     $1,327
---------------------------------------------------------------------
 B                                 644     846       971      1,481
---------------------------------------------------------------------
 C                                 248     459       792      1,735
---------------------------------------------------------------------
 F-1                                67     211       368        822
---------------------------------------------------------------------
 F-2                                45     141       246        555
---------------------------------------------------------------------
 529-A                             662     825     1,001      1,501
---------------------------------------------------------------------
 529-B                             673     916     1,081      1,684
---------------------------------------------------------------------
 529-C                             272     513       876      1,890
---------------------------------------------------------------------
 529-E                             122     358       611      1,328
---------------------------------------------------------------------
 529-F-1                            71     200       339        735
---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $144    $446     $771      $1,481
---------------------------------------------------------------------
 C                                 148     459      792       1,735
---------------------------------------------------------------------
 529-B                             173     516      881       1,684
---------------------------------------------------------------------
 529-C                             172     513      876       1,890
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 49%
of the average value of its portfolio.

                                       2

                                        The Income Fund of America / Prospectus

Principal investment strategies

Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+
or below by Moody's Investors Service or Standard & Poor's Corporation or
unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in

                                       3

The Income Fund of America / Prospectus


lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    0.51%
2000    9.98
2001    5.41
2002   -4.38
2003   25.27
2004   12.92
2005    3.41
2006   20.29
2007    3.77
2008  -28.85

[end bar chart]

                                       4

                                        The Income Fund of America / Prospectus

Highest/Lowest quarterly results during this time period were:

HIGHEST                             11.37%  (quarter ended June 30, 2003)
LOWEST                             -15.43%  (quarter ended December 31, 2008)

The fund's total return for the six months ended June 30, 2009, was 3.28%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):

 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------

 A - Before taxes              12/1/73          -32.93%  -0.46%    3.16%      10.85%
   - After taxes on                             -33.70   -1.68     1.39         N/A
     distributions
   - After taxes on distributions and sale of   -20.80   -0.51     1.96         N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------------------

 B                               3/15/00      -32.81%  -0.35%     3.98%
--------------------------------------------------------------------------
 C                               3/15/01      -30.14   -0.11      2.52
--------------------------------------------------------------------------
 F-1                             3/15/01      -28.87    0.67      3.31
--------------------------------------------------------------------------
 529-A                           2/15/02      -33.01   -0.56      2.27
--------------------------------------------------------------------------
 529-B                           2/19/02      -32.92   -0.52      2.42
--------------------------------------------------------------------------
 529-C                           2/19/02      -30.21   -0.19      2.43
--------------------------------------------------------------------------
 529-E                           2/25/02      -29.11    0.33      2.80
--------------------------------------------------------------------------
 529-F-1                         9/17/02      -28.78    0.75      4.73

 INDEXES/1/ (before taxes)            1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500                              -36.99%  -2.19%    -1.38%      10.05%
 Barclays Capital U.S. Aggregate
 Index                                  5.24    4.65      5.63         N/A
 (formerly Lehman Brothers U.S.
 Aggregate Index)
 Lipper Income Funds Index            -20.13    0.74      2.52         N/A
 Class A annualized 30-day yield at July 31, 2009: 4.86%
 (For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.)

1  The S&P 500 is a broad measure of the U.S. stock market, including certain market sectors in which the fund may invest. Barclays Capital U.S. Aggregate
   Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may also invest. The
   Lipper Income Funds Index includes some of the largest mutual funds that disclose investment objectives that are reasonably comparable to the fund's income objective. See page 10 of this prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

The Income Fund of America / Prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 HILDA L. APPLBAUM            12 years         Senior Vice President -
 Vice Chairman                                 Capital World Investors
 of the Board
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             13 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           36 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DINA N. PERRY                17 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 ANDREW B. SUZMAN             10 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 JOANNA F. JONSSON             6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 JOHN H. SMET                 17 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 STEVEN T. WATSON              6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 GRANT L. CAMBRIDGE            6 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES R. MULALLY              3 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------

                                       6

                                        The Income Fund of America / Prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007;
telephoning (800/421-0180); faxing (317/735-6636) American Funds Service
Company; or accessing our website (americanfunds.com).

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

The Income Fund of America / Prospectus


Investment objectives, strategies and risks

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+
or below by Moody's Investors Service or Standard & Poor's Corporation or
unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       8

                                        The Income Fund of America / Prospectus

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

The Income Fund of America / Prospectus


Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------

 A - Before taxes               12/1/73         -28.85%   0.73%    3.77%      11.04%
   - After taxes on                             -29.66   -0.51     2.00         N/A
     distributions
   - After taxes on distributions and sale of   -18.11    0.50     2.50         N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------------------

 B                               3/15/00      -29.43%  -0.04%     3.98%
--------------------------------------------------------------------------
 C                               3/15/01      -29.46   -0.11      2.52
--------------------------------------------------------------------------
 F-1                             3/15/01      -28.87    0.67      3.31
--------------------------------------------------------------------------
 529-A                           2/15/02      -28.93    0.62      3.15
--------------------------------------------------------------------------
 529-B                           2/19/02      -29.55   -0.21      2.42
--------------------------------------------------------------------------
 529-C                           2/19/02      -29.53   -0.19      2.43
--------------------------------------------------------------------------
 529-E                           2/25/02      -29.11    0.33      2.80
--------------------------------------------------------------------------
 529-F-1                         9/17/02      -28.78    0.75      4.73

 INDEXES/1/ (before taxes)         1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500                          -36.99%    -2.19%    -1.38%        10.05%
 Barclays Capital U.S. Aggregate
 Index                              5.24      4.65      5.63           N/A
 (formerly Lehman Brothers U.S.
 Aggregate Index)
 Lipper Income Funds Index        -20.13      0.74      2.52           N/A
 Class A distribution rate at December 31, 2008: 6.28%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1  The S&P 500 is a broad measure of the U.S. stock market, including certain market sectors in which the fund may invest. Barclays Capital U.S. Aggregate
   Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may also invest. The
   Lipper Income Funds Index includes some of the largest mutual funds that disclose investment objectives that are reasonably comparable to the fund's income objective.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.
3  Reflects a fee waiver (6.25% without the waiver) as described in the financial highlights table and the statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
The Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Barclays Capital U.S. Aggregate Index (formerly
Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges,

                                       10

                                        The Income Fund of America / Prospectus

commissions, expenses or taxes. This index was not in existence as of the date
Capital Research and Management Company became the fund's investment adviser;
therefore, lifetime results are not shown. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. This index was not in existence as of the date
Capital Research and Management Company became the fund's investment adviser;
therefore, lifetime results are not shown.

All fund results reflected in the "Investment results" section of this prospectus on page 5 and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended January 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of

                                       11

The Income Fund of America / Prospectus


equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and
Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets.
Capital Research and Management Company and each of the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services.
Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the fund's shareholders of record as of August 28, 2009 to consider, among other items, approval of this arrangement is scheduled for November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. More information on these proposals is contained in a joint proxy statement, which can be found at
americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link

                                       12

                                        The Income Fund of America / Prospectus

to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the
Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary individual portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
-----------------------------------------------------------------------------------------

 HILDA L. APPLBAUM     Investment                  12 years        Serves as an equity
                       professional for 23     (plus 3 years of    portfolio counselor
                       years in total;         prior experience
                       15 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 DAVID C. BARCLAY      Investment                  13 years        Serves as a
                       professional for 28                         fixed-income portfolio
                       years in total;                             counselor
                       21 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE    Investment                  36 years        Serves as a
                       professional for 57                         fixed-income portfolio
                       years in total;                             counselor
                       42 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 DINA N. PERRY         Investment                  17 years        Serves as an equity
                       professional for 32                         portfolio counselor
                       years in total;
                       18 years with Capital
                       Research and
                       Management Company or
                       affiliate
 ANDREW B. SUZMAN      Investment                  10 years        Serves as an equity
                       professional for 16     (plus 4 years of    portfolio counselor
                       years in total; all     prior experience
                       with Capital Research        as an
                       and Management         investment analyst
                       Company or affiliate     for the fund)
-----------------------------------------------------------------------------------------
 JOANNA F. JONSSON     Investment                   6 years        Serves as an equity
                       professional for 20     (plus 9 years of    portfolio counselor
                       years in total;         prior experience
                       19 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
 -----------------------------------------------------------------------------------------
 JOHN H. SMET          Investment                  17 years        Serves as a
                       professional for 27                         fixed-income portfolio
                       years in total;                             counselor
                       26 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 STEVEN T. WATSON      Investment                   6 years        Serves as an equity
                       professional for 22     (plus 6 years of    portfolio counselor
                       years in total;         prior experience
                       20 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 GRANT L. CAMBRIDGE    Investment                  6 years         Serves as an equity
                       professional for 17     (plus 5 years of    portfolio counselor
                       years in total;         prior experience
                       12 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
 -----------------------------------------------------------------------------------------
 JAMES R. MULALLY      Investment                  3 years         Serves as a
                       professional for 34                         fixed-income portfolio
                       years in total;                             counselor
                       29 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------

                                       13

The Income Fund of America / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

                                       14

                                        The Income Fund of America / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       15

The Income Fund of America / Prospectus


Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, C,
F-1 and F-2 shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below).
The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both F-1 and F-2 shares.

Class B and 529-B shares may no longer be purchased or acquired except by exchange from Class B or 529-B shares of another American Fund. Any investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class
B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.
Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses); and

                                       16

                                        The Income Fund of America / Prospectus

.. availability of share classes:

 -- Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans,
    401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR
F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F-1
SHARES.

                                       17

The Income Fund of America / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for Class 529-A shares, may not
                         exceed .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        Class B shares may not be purchased or acquired except
                         by exchange from Class B shares of other American
                         Funds
 Conversion              automatic conversion to Class A or 529-A shares in the
                         month of the eight-year anniversary of the purchase
                         date, reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)

 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, but may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       18

                                        The Income Fund of America / Prospectus

Purchase, exchange and sale of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR
BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE
THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund/SM/ on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of

                                       19

The Income Fund of America / Prospectus


income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money
Market Fund on the third business day after receipt of your investment.

PURCHASE OF CLASS A AND C SHARES

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.
Intermediary fees normally range from .75% to 1.50% of assets annually, depending on the services offered.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser
(who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding 529 shares are subject to a $10 account setup fee and an annual
$10 account maintenance fee.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR

                                       20

                                        The Income Fund of America / Prospectus

UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT
LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE APPLICABLE PROGRAM DESCRIPTION.
PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be

                                       21

The Income Fund of America / Prospectus


prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement
Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth
IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

                                       22

                                        The Income Fund of America / Prospectus

PURCHASE MINIMUMS AND MAXIMUMS

The purchase minimums described on the table on page 7 may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or
529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all infor-

                                       23

The Income Fund of America / Prospectus


mation and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A,
B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an
"Other expenses" item.

                                       24

                                        The Income Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

                                       25

The Income Fund of America / Prospectus


.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares prior to January 1, 2009.

                                       26

                                        The Income Fund of America / Prospectus

CLASS B AND C SHARES

Class C shares are sold without any initial sales charge. American Funds
Distributors pays 1% of the amount invested to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

                                       27

The Income Fund of America / Prospectus


CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

                                       28

                                        The Income Fund of America / Prospectus

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

                                       29

The Income Fund of America / Prospectus


RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made.
Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other
American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       30

                                        The Income Fund of America / Prospectus

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

                                       31

The Income Fund of America / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to .50% for Class
529-A shares; up to 1.00% for Class B and 529-B shares; up to 1.00% for Class C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class
F-1 and 529-F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for
Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

                                       32

                                        The Income Fund of America / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

                                       33

The Income Fund of America / Prospectus


 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       34

                                        The Income Fund of America / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June,
September and December. Capital gains, if any, are usually distributed in
December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       35

The Income Fund of America / Prospectus


Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/         DIVIDENDS AND DISTRIBUTIONS
                                                      Net
                                                    (losses)
                                                    gains on
                                                   securities
                       Net asset                     (both                      Dividends   Distributions      Total
                        value,         Net          realized      Total from    (from net       (from        dividends
                       beginning   investment         and         investment    investment     capital          and
                        of year      income       unrealized)     operations     income)       gains)      distributions
--------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009    $16.98        $.74          $(2.98)         $(2.24)       $(.70)       $  --          $ (.70)
Year ended 7/31/2008     20.54         .87           (2.67)          (1.80)        (.91)        (.85)          (1.76)
Year ended 7/31/2007     19.33         .87            1.73            2.60         (.93)        (.46)          (1.39)
Year ended 7/31/2006     18.70         .81             .94            1.75         (.76)        (.36)          (1.12)
Year ended 7/31/2005     17.10         .77            1.61            2.38         (.65)        (.13)           (.78)
--------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 7/31/2009     16.87         .63           (2.95)          (2.32)        (.61)          --            (.61)
Year ended 7/31/2008     20.43         .72           (2.66)          (1.94)        (.77)        (.85)          (1.62)
Year ended 7/31/2007     19.22         .70            1.74            2.44         (.77)        (.46)          (1.23)
Year ended 7/31/2006     18.61         .66             .93            1.59         (.62)        (.36)           (.98)
Year ended 7/31/2005     17.01         .63            1.61            2.24         (.51)        (.13)           (.64)
--------------------------------------------------------------------------------------------------------------------------
(The Financial Highlights table continues on the following page.)
CLASS C:
Year ended 7/31/2009    $16.84        $.62          $(2.94)         $(2.32)       $(.61)       $  --          $ (.61)
Year ended 7/31/2008     20.39         .71           (2.65)          (1.94)        (.76)        (.85)          (1.61)
Year ended 7/31/2007     19.19         .69            1.73            2.42         (.76)        (.46)          (1.22)
Year ended 7/31/2006     18.58         .65             .93            1.58         (.61)        (.36)           (.97)
Year ended 7/31/2005     16.99         .61            1.60            2.21         (.49)        (.13)           (.62)
--------------------------------------------------------------------------------------------------------------------------
CLASS F-1:
Year ended 7/31/2009     16.95         .74           (2.97)          (2.23)        (.70)          --            (.70)
Year ended 7/31/2008     20.52         .86           (2.68)          (1.82)        (.90)        (.85)          (1.75)
Year ended 7/31/2007     19.30         .86            1.74            2.60         (.92)        (.46)          (1.38)
Year ended 7/31/2006     18.68         .80             .93            1.73         (.75)        (.36)          (1.11)
Year ended 7/31/2005     17.08         .75            1.61            2.36         (.63)        (.13)           (.76)
--------------------------------------------------------------------------------------------------------------------------
CLASS F-2:
Year ended 7/31/2009     16.91         .68           (2.82)          (2.14)        (.73)          --            (.73)
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 7/31/2009     16.96         .73           (2.96)          (2.23)        (.70)          --            (.70)
Year ended 7/31/2008     20.52         .85           (2.66)          (1.81)        (.90)        (.85)          (1.75)
Year ended 7/31/2007     19.31         .85            1.73            2.58         (.91)        (.46)          (1.37)
Year ended 7/31/2006     18.68         .80             .94            1.74         (.75)        (.36)          (1.11)
Year ended 7/31/2005     17.08         .75            1.61            2.36         (.63)        (.13)           (.76)
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 7/31/2009     16.92         .62           (2.96)          (2.34)        (.60)          --            (.60)
Year ended 7/31/2008     20.47         .69           (2.65)          (1.96)        (.74)        (.85)          (1.59)
Year ended 7/31/2007     19.26         .68            1.73            2.41         (.74)        (.46)          (1.20)
Year ended 7/31/2006     18.65         .64             .92            1.56         (.59)        (.36)           (.95)
Year ended 7/31/2005     17.05         .59            1.61            2.20         (.47)        (.13)           (.60)
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 7/31/2009    $16.93        $.62          $(2.96)         $(2.34)       $(.60)       $  --          $ (.60)
Year ended 7/31/2008     20.49         .70           (2.67)          (1.97)        (.74)        (.85)          (1.59)
Year ended 7/31/2007     19.27         .69            1.74            2.43         (.75)        (.46)          (1.21)
Year ended 7/31/2006     18.65         .64             .93            1.57         (.59)        (.36)           (.95)
Year ended 7/31/2005     17.06         .59            1.60            2.19         (.47)        (.13)           (.60)
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 7/31/2009     16.93         .68           (2.95)          (2.27)        (.66)          --            (.66)
Year ended 7/31/2008     20.49         .79           (2.66)          (1.87)        (.84)        (.85)          (1.69)
Year ended 7/31/2007     19.28         .79            1.73            2.52         (.85)        (.46)          (1.31)
Year ended 7/31/2006     18.66         .74             .93            1.67         (.69)        (.36)          (1.05)
Year ended 7/31/2005     17.06         .69            1.61            2.30         (.57)        (.13)           (.70)
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 7/31/2009     16.96         .75           (2.96)          (2.21)        (.72)          --            (.72)
Year ended 7/31/2008     20.52         .89           (2.66)          (1.77)        (.94)        (.85)          (1.79)
Year ended 7/31/2007     19.30         .90            1.73            2.63         (.95)        (.46)          (1.41)
Year ended 7/31/2006     18.68         .83             .93            1.76         (.78)        (.36)          (1.14)
Year ended 7/31/2005     17.08         .75            1.60            2.35         (.62)        (.13)           (.75)

                                                                Ratio of     Ratio of
                                                                expenses     expenses
                                                               to average   to average      Ratio
                                                     Net       net assets   net assets     of net
                                                   assets,       before        after      income to
                       Net asset                   end of         reim-        reim-       average
                       value, end     Total         year       bursements/  bursements/      net
                        of year    return/2,3/  (in millions)    waivers    waivers/3/    assets/3/
----------------------------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009     $14.04     (12.72)%       $45,569         .64%         .63%        5.50%
Year ended 7/31/2008      16.98      (9.46)         58,029         .57          .54         4.53
Year ended 7/31/2007      20.54      13.66          65,713         .56          .54         4.22
Year ended 7/31/2006      19.33       9.77          53,188         .56          .53         4.35
Year ended 7/31/2005      18.70      14.12          47,196         .55          .54         4.26
----------------------------------------------------------------------------------------------------
CLASS B:
Year ended 7/31/2009      13.94     (13.37)          2,835        1.41         1.39         4.74
Year ended 7/31/2008      16.87     (10.16)          4,149        1.33         1.31         3.76
Year ended 7/31/2007      20.43      12.83           5,094        1.32         1.30         3.46
Year ended 7/31/2006      19.22       8.87           4,442        1.33         1.31         3.58
Year ended 7/31/2005      18.61      13.32           4,135        1.34         1.32         3.48
----------------------------------------------------------------------------------------------------
(The Financial Highlights table continues on the following page.)
CLASS C:
Year ended 7/31/2009     $13.91     (13.43)%       $ 5,637        1.45%        1.44%        4.69%
Year ended 7/31/2008      16.84     (10.22)          7,676        1.38         1.35         3.72
Year ended 7/31/2007      20.39      12.80           8,911        1.37         1.35         3.41
Year ended 7/31/2006      19.19       8.83           6,675        1.38         1.36         3.52
Year ended 7/31/2005      18.58      13.17           5,756        1.43         1.41         3.38
----------------------------------------------------------------------------------------------------
CLASS F-1:
Year ended 7/31/2009      14.02     (12.71)          1,801         .66          .65         5.49
Year ended 7/31/2008      16.95      (9.56)          2,712         .61          .58         4.48
Year ended 7/31/2007      20.52      13.69           3,075         .60          .57         4.18
Year ended 7/31/2006      19.30       9.68           1,957         .60          .57         4.30
Year ended 7/31/2005      18.68      14.01           1,603         .67          .65         4.14
----------------------------------------------------------------------------------------------------
CLASS F-2:
Year ended 7/31/2009      14.04     (12.19)            350         .44          .43         5.39
----------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 7/31/2009      14.03     (12.72)            608         .70          .68         5.44
Year ended 7/31/2008      16.96      (9.55)            662         .65          .63         4.46
Year ended 7/31/2007      20.52      13.57             655         .65          .63         4.14
Year ended 7/31/2006      19.31       9.70             452         .63          .61         4.27
Year ended 7/31/2005      18.68      13.98             328         .70          .68         4.13
----------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 7/31/2009      13.98     (13.47)             91        1.51         1.50         4.63
Year ended 7/31/2008      16.92     (10.25)            110        1.46         1.43         3.65
Year ended 7/31/2007      20.47      12.71             117        1.45         1.43         3.34
Year ended 7/31/2006      19.26       8.71              92        1.47         1.44         3.44
Year ended 7/31/2005      18.65      13.05              74        1.55         1.53         3.28
----------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 7/31/2009     $13.99     (13.45)%       $   241        1.50%        1.49%        4.63%
Year ended 7/31/2008      16.93     (10.29)            276        1.45         1.43         3.66
Year ended 7/31/2007      20.49      12.77             285        1.45         1.42         3.35
Year ended 7/31/2006      19.27       8.77             201        1.46         1.43         3.45
Year ended 7/31/2005      18.65      13.00             153        1.54         1.52         3.29
----------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 7/31/2009      14.00     (12.98)             29        1.00          .98         5.14
Year ended 7/31/2008      16.93      (9.83)             32         .94          .92         4.17
Year ended 7/31/2007      20.49      13.27              32         .94          .91         3.86
Year ended 7/31/2006      19.28       9.32              23         .94          .92         3.96
Year ended 7/31/2005      18.66      13.63              17        1.02         1.01         3.80
----------------------------------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 7/31/2009      14.03     (12.56)             19         .50          .48         5.64
Year ended 7/31/2008      16.96      (9.35)             21         .44          .42         4.67
Year ended 7/31/2007      20.52      13.87              20         .44          .41         4.37
Year ended 7/31/2006      19.30       9.85              10         .44          .42         4.46
Year ended 7/31/2005      18.68      13.96               5         .70          .68         4.14

                                        The Income Fund of America / Prospectus

                                       36


                                         YEAR ENDED JULY 31
                          2009       2008       2007       2006        2005
-------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       49%        38%        32%        35%         24%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
   Capital Research and Management Company reduced fees for investment advisory services.

The Income Fund of America / Prospectus

                                       37


[Logo - American Funds/(R)/]                 The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES          American Funds Service Company
                                  800/421-0180

FOR RETIREMENT PLAN SERVICES      Call your employer or plan
                                  administrator

FOR 529 PLANS                     American Funds Service Company
                                  800 /421-0180, ext. 529

                                  American FundsLine
FOR 24-HOUR INFORMATION           800/325-3590
                                  americanfunds.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to
American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica/(R)/ 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington,
D.C. (202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
P.O. Box 7650, San Francisco, California 94120.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                         Investment Company File No. 811-01880
                                                                                      MFGEPR-906-1009P Litho in USA CGD/B/8013
-------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust


[Logo - American Funds/(R)/]                 The right choice for the long term/(R)/

The Income Fund
of America/(R)/

CLASS         TICKER        R-3.........  RIDCX
A...........  AMECX         R-4.........  RIDEX
R-1.........  RIDAX         R-5.........  RIDFX
R-2.........  RIDBX         R-6.........  RIDGX

RETIREMENT PLAN
 PROSPECTUS

 October 1, 2009

 1   Investment objectives
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objectives, strategies and risks
10   Additional investment results
12   Management and organization
16   Purchase, exchange and sale of shares
20   Sales charges
22   Sales charge reductions
24   Rollovers from retirement plans to IRAs
24   Plans of distribution
25   Other compensation to dealers
26   Distributions and taxes
27   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Investment objectives

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the prospectus and in the "Sales charge reductions and waivers"
section on page 59 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
                                                 ------------------------------

 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.28%  0.28%  0.28%  0.28%  0.28%  0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.23   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.13   0.18   0.53   0.22   0.17   0.12     0.07/*/
-------------------------------------------------------------------------------
 Total annual fund          0.64   1.46   1.56   1.00   0.70   0.40     0.35
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Income Fund of America / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $637    $768     $911      $1,327
--------------------------------------------------------------------
 R-1                              149     462      797       1,746
--------------------------------------------------------------------
 R-2                              159     493      850       1,856
--------------------------------------------------------------------
 R-3                              102     318      552       1,225
--------------------------------------------------------------------
 R-4                               72     224      390         871
--------------------------------------------------------------------
 R-5                               41     128      224         505
--------------------------------------------------------------------
 R-6                               36     113      197         443
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 49%
of the average value of its portfolio.

                                       2

                                        The Income Fund of America / Prospectus

Principal investment strategies

Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+
or below by Moody's Investors Service or Standard & Poor's Corporation or
unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in

                                       3

The Income Fund of America / Prospectus


lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    0.51%
2000    9.98
2001    5.41
2002   -4.38
2003   25.27
2004   12.92
2005    3.41
2006   20.29
2007    3.77
2008  -28.85

[end bar chart]

                                       4

                                        The Income Fund of America / Prospectus

Highest/Lowest quarterly results during this time period were:

HIGHEST                           11.37%  (quarter ended June 30, 2003)
LOWEST                           -15.43%  (quarter ended December 31, 2008)

The fund's total return for the six months ended June 30, 2009, was 3.28%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------

 A                       12/1/73      -32.93%  -0.46%    3.16%      10.85%

 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/17/02      -29.49%  -0.14%     2.25%
------------------------------------------------------------------
 R-2                     5/31/02      -29.55   -0.16      1.80
------------------------------------------------------------------
 R-3                      6/4/02      -29.19    0.31      2.46
------------------------------------------------------------------
 R-4                     6/27/02      -28.94    0.62      3.46
------------------------------------------------------------------
 R-5                     5/15/02      -28.73    0.92      2.86
------------------------------------------------------------------

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500                              -36.99%  -2.19%    -1.38%      10.05%
 Barclays Capital U.S. Aggregate
 Index                                  5.24    4.65      5.63         N/A
 (formerly Lehman Brothers U.S.
 Aggregate Index)
 Lipper Income Funds Index            -20.13    0.74      2.52         N/A
 Class A annualized 30-day yield at July 31, 2009: 4.86%
 (For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.)

1  The S&P 500 is a broad measure of the U.S. stock market, including certain market sectors in which the fund may invest. Barclays Capital U.S. Aggregate
   Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may also invest. The
   Lipper Income Funds Index includes some of the largest mutual funds that disclose investment objectives that are reasonably comparable to the fund's income objective. See page 10 of this prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.

                                       5

The Income Fund of America / Prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 HILDA L. APPLBAUM            12 years         Senior Vice President -
 Vice Chairman                                 Capital World Investors
 of the Board
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             13 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           36 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DINA N. PERRY                17 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 ANDREW B. SUZMAN             10 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 JOANNA F. JONSSON             6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 JOHN H. SMET                 17 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 STEVEN T. WATSON              6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 GRANT L. CAMBRIDGE            6 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES R. MULALLY              3 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------

                                       6

                                        The Income Fund of America / Prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

The Income Fund of America / Prospectus


Investment objectives, strategies and risks

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+
or below by Moody's Investors Service or Standard & Poor's Corporation or
unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       8

                                        The Income Fund of America / Prospectus

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

The Income Fund of America / Prospectus


Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without a sales charge.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------------

 A                        12/1/73      -28.85%   0.73%    3.77%      11.04%

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
-------------------------------------------------------------------

 R-1                      6/17/02      -29.49%  -0.14%     2.25%
-------------------------------------------------------------------
 R-2                      5/31/02      -29.55   -0.16      1.80
-------------------------------------------------------------------
 R-3                       6/4/02      -29.19    0.31      2.46
-------------------------------------------------------------------
 R-4                      6/27/02      -28.94    0.62      3.46
-------------------------------------------------------------------
 R-5                      5/15/02      -28.73    0.92      2.86
-------------------------------------------------------------------

 INDEXES/1/                        1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500                          -36.99%    -2.19%    -1.38%        10.05%
 Barclays Capital U.S. Aggregate
 Index                              5.24      4.65      5.63           N/A
 (formerly Lehman Brothers U.S.
 Aggregate Index)
 Lipper Income Funds Index        -20.13      0.74      2.52           N/A
 Class A distribution rate at December 31, 2008: 6.28%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1  The S&P 500 is a broad measure of the U.S. stock market, including certain market sectors in which the fund may invest. Barclays Capital U.S. Aggregate
   Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may also invest. The
   Lipper Income Funds Index includes some of the largest mutual funds that disclose investment objectives that are reasonably comparable to the fund's income objective.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.
3  Reflects a fee waiver (6.25% without the waiver) as described in the financial highlights table and the statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
The Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Barclays Capital U.S. Aggregate Index (formerly
Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not shown. Lipper Income
Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income--

                                       10

                                        The Income Fund of America / Prospectus

producing stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
This index was not in existence as of the date Capital Research and Management
Company became the fund's investment adviser; therefore, lifetime results are not shown.

All fund results reflected in the "Investment results" section of this prospectus on page 5 and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

The Income Fund of America / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended January 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the fund's shareholders of record as of August 28, 2009 to consider, among other items, approval of this arrangement is scheduled for November 24,
2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

                                       12

                                        The Income Fund of America / Prospectus

In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. More information on these proposals is contained in a joint proxy statement, which can be found at
americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

The Income Fund of America / Prospectus


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary individual portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
-----------------------------------------------------------------------------------------

 HILDA L. APPLBAUM     Investment                  12 years        Serves as an equity
                       professional for 23     (plus 3 years of    portfolio counselor
                       years in total;         prior experience
                       15 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 DAVID C. BARCLAY      Investment                  13 years        Serves as a
                       professional for 28                         fixed-income portfolio
                       years in total;                             counselor
                       21 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE    Investment                  36 years        Serves as a
                       professional for 57                         fixed-income portfolio
                       years in total;                             counselor
                       42 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 DINA N. PERRY         Investment                  17 years        Serves as an equity
                       professional for 32                         portfolio counselor
                       years in total;
                       18 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 ANDREW B. SUZMAN      Investment                  10 years        Serves as an equity
                       professional for 16     (plus 4 years of    portfolio counselor
                       years in total; all     prior experience
                       with Capital Research        as an
                       and Management         investment analyst
                       Company or affiliate     for the fund)
-----------------------------------------------------------------------------------------
 JOANNA F. JONSSON     Investment                   6 years        Serves as an equity
                       professional for 20     (plus 9 years of    portfolio counselor
                       years in total;         prior experience
                       19 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 JOHN H. SMET          Investment                  17 years        Serves as a
                       professional for 27                         fixed-income portfolio
                       years in total;                             counselor
                       26 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 STEVEN T. WATSON      Investment                   6 years        Serves as an equity
                       professional for 22     (plus 6 years of    portfolio counselor
                       years in total;         prior experience
                       20 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 GRANT L. CAMBRIDGE    Investment                  6 years         Serves as an equity
                       professional for 17     (plus 5 years of    portfolio counselor
                       years in total;         prior experience
                       12 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 JAMES R. MULALLY      Investment                  3 years         Serves as a
                       professional for 34                         fixed-income portfolio
                       years in total;                             counselor
                       29 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------

                                       14

                                        The Income Fund of America / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       15

The Income Fund of America / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/ and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       16

                                        The Income Fund of America / Prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       17

The Income Fund of America / Prospectus


the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction.

                                       18

                                        The Income Fund of America / Prospectus

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
                                                          ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       19

The Income Fund of America / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       20

                                        The Income Fund of America / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless it was invested in
 Class A or C shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       21

The Income Fund of America / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       22

                                        The Income Fund of America / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       23

The Income Fund of America / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       24

                                        The Income Fund of America / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       25

The Income Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in March,
June, September and December. Capital gains, if any, are usually distributed in
December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       26

                                        The Income Fund of America / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/

                                                                 Net (losses)
                                                                   gains on
                                                                  securities
                                      Net asset                      (both           Total
                                       value,         Net          realized          from
                                      beginning   investment          and         investment
                                      of period     income        unrealized)     operations
------------------------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009                   $16.98        $.74           $(2.98)         $(2.24)
Year ended 7/31/2008                    20.54         .87            (2.67)          (1.80)
Year ended 7/31/2007                    19.33         .87             1.73            2.60
Year ended 7/31/2006                    18.70         .81              .94            1.75
Year ended 7/31/2005                    17.10         .77             1.61            2.38
------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 7/31/2009                    16.92         .62            (2.95)          (2.33)
Year ended 7/31/2008                    20.48         .71            (2.67)          (1.96)
Year ended 7/31/2007                    19.27         .70             1.72            2.42
Year ended 7/31/2006                    18.65         .64              .94            1.58
Year ended 7/31/2005                    17.05         .61             1.61            2.22
------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 7/31/2009                    16.86         .61            (2.95)          (2.34)
Year ended 7/31/2008                    20.42         .70            (2.66)          (1.96)
Year ended 7/31/2007                    19.22         .69             1.72            2.41
Year ended 7/31/2006                    18.60         .64              .94            1.58
Year ended 7/31/2005                    17.01         .61             1.60            2.21
------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 7/31/2009                   $16.94        $.68           $(2.95)         $(2.27)
Year ended 7/31/2008                    20.50         .79            (2.66)          (1.87)
Year ended 7/31/2007                    19.29         .79             1.73            2.52
Year ended 7/31/2006                    18.67         .73              .93            1.66
Year ended 7/31/2005                    17.07         .70             1.60            2.30
------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 7/31/2009                    16.96         .72            (2.95)          (2.23)
Year ended 7/31/2008                    20.53         .85            (2.68)          (1.83)
Year ended 7/31/2007                    19.31         .85             1.74            2.59
Year ended 7/31/2006                    18.69         .79              .93            1.72
Year ended 7/31/2005                    17.09         .76             1.60            2.36
------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 7/31/2009                    16.97         .76            (2.96)          (2.20)
Year ended 7/31/2008                    20.54         .91            (2.68)          (1.77)
Year ended 7/31/2007                    19.32         .91             1.74            2.65
Year ended 7/31/2006                    18.70         .85              .93            1.78
Year ended 7/31/2005                    17.10         .80             1.61            2.41
------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 7/31/2009/4/    12.55         .19             1.48            1.67

                                            DIVIDENDS AND DISTRIBUTIONS

                                      Dividends   Distributions      Total      Net asset
                                      (from net       (from        dividends     value,
                                      investment     capital          and        end of         Total
                                       income)       gains)      distributions   period    return/2,3/
-------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009                    $(.70)       $  --          $ (.70)      $14.04        (12.72)%
Year ended 7/31/2008                     (.91)        (.85)          (1.76)       16.98         (9.46)
Year ended 7/31/2007                     (.93)        (.46)          (1.39)       20.54         13.66
Year ended 7/31/2006                     (.76)        (.36)          (1.12)       19.33          9.77
Year ended 7/31/2005                     (.65)        (.13)           (.78)       18.70         14.12
-------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 7/31/2009                     (.60)          --            (.60)       13.99        (13.36)
Year ended 7/31/2008                     (.75)        (.85)          (1.60)       16.92        (10.25)
Year ended 7/31/2007                     (.75)        (.46)          (1.21)       20.48         12.75
Year ended 7/31/2006                     (.60)        (.36)           (.96)       19.27          8.79
Year ended 7/31/2005                     (.49)        (.13)           (.62)       18.65         13.15
-------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 7/31/2009                     (.59)          --            (.59)       13.93        (13.54)
Year ended 7/31/2008                     (.75)        (.85)          (1.60)       16.86        (10.26)
Year ended 7/31/2007                     (.75)        (.46)          (1.21)       20.42         12.73
Year ended 7/31/2006                     (.60)        (.36)           (.96)       19.22          8.83
Year ended 7/31/2005                     (.49)        (.13)           (.62)       18.60         13.16
-------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 7/31/2009                    $(.66)       $  --          $ (.66)      $14.01        (12.99)%
Year ended 7/31/2008                     (.84)        (.85)          (1.69)       16.94         (9.83)
Year ended 7/31/2007                     (.85)        (.46)          (1.31)       20.50         13.26
Year ended 7/31/2006                     (.68)        (.36)          (1.04)       19.29          9.29
Year ended 7/31/2005                     (.57)        (.13)           (.70)       18.67         13.68
-------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 7/31/2009                     (.70)          --            (.70)       14.03        (12.72)
Year ended 7/31/2008                     (.89)        (.85)          (1.74)       16.96         (9.56)
Year ended 7/31/2007                     (.91)        (.46)          (1.37)       20.53         13.57
Year ended 7/31/2006                     (.74)        (.36)          (1.10)       19.31          9.60
Year ended 7/31/2005                     (.63)        (.13)           (.76)       18.69         14.00
-------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 7/31/2009                     (.73)          --            (.73)       14.04        (12.53)
Year ended 7/31/2008                     (.95)        (.85)          (1.80)       16.97         (9.26)
Year ended 7/31/2007                     (.97)        (.46)          (1.43)       20.54         13.94
Year ended 7/31/2006                     (.80)        (.36)          (1.16)       19.32          9.92
Year ended 7/31/2005                     (.68)        (.13)           (.81)       18.70         14.33
-------------------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 7/31/2009/4/     (.17)          --            (.17)       14.05         13.42

                                                      Ratio of     Ratio of
                                                      expenses     expenses
                                                     to average   to average
                                                     net assets   net assets        Ratio
                                       Net assets,     before        after         of net
                                         end of         reim-        reim-        income to
                                         period      bursements/  bursements/      average
                                      (in millions)    waivers    waivers/3/    net assets/3/
----------------------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009                     $45,569         .64%         .63%          5.50%
Year ended 7/31/2008                      58,029         .57          .54           4.53
Year ended 7/31/2007                      65,713         .56          .54           4.22
Year ended 7/31/2006                      53,188         .56          .53           4.35
Year ended 7/31/2005                      47,196         .55          .54           4.26
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 7/31/2009                          74        1.46         1.44           4.68
Year ended 7/31/2008                          86        1.39         1.37           3.73
Year ended 7/31/2007                          75        1.41         1.39           3.41
Year ended 7/31/2006                          37        1.45         1.41           3.46
Year ended 7/31/2005                          19        1.50         1.45           3.36
----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 7/31/2009                         463        1.56         1.54           4.58
Year ended 7/31/2008                         516        1.44         1.42           3.66
Year ended 7/31/2007                         539        1.44         1.39           3.38
Year ended 7/31/2006                         379        1.52         1.40           3.48
Year ended 7/31/2005                         271        1.58         1.42           3.39
----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 7/31/2009                     $   936        1.00%         .99%          5.14%
Year ended 7/31/2008                       1,061         .95          .93           4.16
Year ended 7/31/2007                         978         .94          .92           3.86
Year ended 7/31/2006                         579         .96          .94           3.94
Year ended 7/31/2005                         394         .97          .96           3.85
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 7/31/2009                         629         .70          .69           5.43
Year ended 7/31/2008                         597         .66          .63           4.49
Year ended 7/31/2007                         451         .65          .63           4.15
Year ended 7/31/2006                         255         .66          .64           4.22
Year ended 7/31/2005                         120         .67          .65           4.17
----------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 7/31/2009                         395         .40          .38           5.72
Year ended 7/31/2008                         559         .36          .33           4.80
Year ended 7/31/2007                         350         .36          .33           4.42
Year ended 7/31/2006                         168         .36          .34           4.56
Year ended 7/31/2005                          81         .37          .35           4.45
----------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 7/31/2009/4/         272         .09          .09           1.45

                                       27

The Income Fund of America / Prospectus


                                              YEAR ENDED JULY 31
                           2009         2008         2007         2006          2005
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        49%          38%          32%          35%           24%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges.

3  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
   Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4  Based on operations for the period shown and, accordingly, may not be representative of a full year.
                                        The Income Fund of America / Prospectus

                                       28


NOTES

                                       29

The Income Fund of America / Prospectus


NOTES

                                       30

                                        The Income Fund of America / Prospectus

                                         The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES          American Funds Service Company
                                  800/421-0180

FOR RETIREMENT PLAN SERVICES      Call your employer or plan
                                  administrator

                                  americanfunds.com
FOR 24-HOUR INFORMATION           For Class R share information, visit
                                  AmericanFundsRetirement.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to
American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington,
D.C. (202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at P.O. Box 7650, San
Francisco, California 94120.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                          Investment Company File No. 811-01880
                                                                                       RPGEPR-906-1009P Litho in USA CGD/B/8037
--------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
SUPPLEMENT FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY


[Logo - American Funds/(R)/]                 The right choice for the long term/(R)/

The Income Fund
of America/(R)/

CLASS         TICKER        R-3.........  RIDCX
A...........  AMECX         R-4.........  RIDEX
R-1.........  RIDAX         R-5.........  RIDFX
R-2.........  RIDBX         R-6.........  RIDGX

RETIREMENT PLAN
 PROSPECTUS

 October 1, 2009

 1   Investment objectives
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objectives, strategies and risks
10   Additional investment results
12   Management and organization
16   Purchase, exchange and sale of shares
20   Sales charges
22   Sales charge reductions
24   Rollovers from retirement plans to IRAs
24   Plans of distribution
25   Other compensation to dealers
26   Distributions and taxes
27   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Investment objectives

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the prospectus and in the "Sales charge reductions and waivers"
section on page 59 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
                                                 ------------------------------

 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.28%  0.28%  0.28%  0.28%  0.28%  0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.23   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.13   0.18   0.53   0.22   0.17   0.12     0.07/*/
-------------------------------------------------------------------------------
 Total annual fund          0.64   1.46   1.56   1.00   0.70   0.40     0.35
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Income Fund of America / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $637    $768     $911      $1,327
--------------------------------------------------------------------
 R-1                              149     462      797       1,746
--------------------------------------------------------------------
 R-2                              159     493      850       1,856
--------------------------------------------------------------------
 R-3                              102     318      552       1,225
--------------------------------------------------------------------
 R-4                               72     224      390         871
--------------------------------------------------------------------
 R-5                               41     128      224         505
--------------------------------------------------------------------
 R-6                               36     113      197         443
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 49%
of the average value of its portfolio.

                                       2

                                        The Income Fund of America / Prospectus

Principal investment strategies

Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+
or below by Moody's Investors Service or Standard & Poor's Corporation or
unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in

                                       3

The Income Fund of America / Prospectus


lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999    0.51%
2000    9.98
2001    5.41
2002   -4.38
2003   25.27
2004   12.92
2005    3.41
2006   20.29
2007    3.77
2008  -28.85

[end bar chart]

                                       4

                                        The Income Fund of America / Prospectus

Highest/Lowest quarterly results during this time period were:

HIGHEST                           11.37%  (quarter ended June 30, 2003)
LOWEST                           -15.43%  (quarter ended December 31, 2008)

The fund's total return for the six months ended June 30, 2009, was 3.28%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------

 A                       12/1/73      -32.93%  -0.46%    3.16%      10.85%

 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/17/02      -29.49%  -0.14%     2.25%
------------------------------------------------------------------
 R-2                     5/31/02      -29.55   -0.16      1.80
------------------------------------------------------------------
 R-3                      6/4/02      -29.19    0.31      2.46
------------------------------------------------------------------
 R-4                     6/27/02      -28.94    0.62      3.46
------------------------------------------------------------------
 R-5                     5/15/02      -28.73    0.92      2.86
------------------------------------------------------------------

 INDEXES/1/                           1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500                              -36.99%  -2.19%    -1.38%      10.05%
 Barclays Capital U.S. Aggregate
 Index                                  5.24    4.65      5.63         N/A
 (formerly Lehman Brothers U.S.
 Aggregate Index)
 Lipper Income Funds Index            -20.13    0.74      2.52         N/A
 Class A annualized 30-day yield at July 31, 2009: 4.86%
 (For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.)

1  The S&P 500 is a broad measure of the U.S. stock market, including certain market sectors in which the fund may invest. Barclays Capital U.S. Aggregate
   Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may also invest. The
   Lipper Income Funds Index includes some of the largest mutual funds that disclose investment objectives that are reasonably comparable to the fund's income objective. See page 10 of this prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.

                                       5

The Income Fund of America / Prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 HILDA L. APPLBAUM            12 years         Senior Vice President -
 Vice Chairman                                 Capital World Investors
 of the Board
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             13 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 ABNER D. GOLDSTINE           36 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DINA N. PERRY                17 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 ANDREW B. SUZMAN             10 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 JOANNA F. JONSSON             6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 JOHN H. SMET                 17 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 STEVEN T. WATSON              6 years         Senior Vice President -
 Vice President                                Capital World Investors
-------------------------------------------------------------------------------
 GRANT L. CAMBRIDGE            6 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES R. MULALLY              3 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------

                                       6

                                        The Income Fund of America / Prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

The Income Fund of America / Prospectus


Investment objectives, strategies and risks

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in common stocks and other equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+
or below by Moody's Investors Service or Standard & Poor's Corporation or
unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       8

                                        The Income Fund of America / Prospectus

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

The Income Fund of America / Prospectus


Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without a sales charge.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------------

 A                        12/1/73      -28.85%   0.73%    3.77%      11.04%

 SHARE CLASS           INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
-------------------------------------------------------------------

 R-1                      6/17/02      -29.49%  -0.14%     2.25%
-------------------------------------------------------------------
 R-2                      5/31/02      -29.55   -0.16      1.80
-------------------------------------------------------------------
 R-3                       6/4/02      -29.19    0.31      2.46
-------------------------------------------------------------------
 R-4                      6/27/02      -28.94    0.62      3.46
-------------------------------------------------------------------
 R-5                      5/15/02      -28.73    0.92      2.86
-------------------------------------------------------------------

 INDEXES/1/                        1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 S&P 500                          -36.99%    -2.19%    -1.38%        10.05%
 Barclays Capital U.S. Aggregate
 Index                              5.24      4.65      5.63           N/A
 (formerly Lehman Brothers U.S.
 Aggregate Index)
 Lipper Income Funds Index        -20.13      0.74      2.52           N/A
 Class A distribution rate at December 31, 2008: 6.28%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1  The S&P 500 is a broad measure of the U.S. stock market, including certain market sectors in which the fund may invest. Barclays Capital U.S. Aggregate
   Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may also invest. The
   Lipper Income Funds Index includes some of the largest mutual funds that disclose investment objectives that are reasonably comparable to the fund's income objective.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.
3  Reflects a fee waiver (6.25% without the waiver) as described in the financial highlights table and the statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
The Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Barclays Capital U.S. Aggregate Index (formerly
Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not shown. Lipper Income
Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income--

                                       10

                                        The Income Fund of America / Prospectus

producing stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
This index was not in existence as of the date Capital Research and Management
Company became the fund's investment adviser; therefore, lifetime results are not shown.

All fund results reflected in the "Investment results" section of this prospectus on page 5 and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

The Income Fund of America / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended January 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the fund's shareholders of record as of August 28, 2009 to consider, among other items, approval of this arrangement is scheduled for November 24,
2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

                                       12

                                        The Income Fund of America / Prospectus

In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. More information on these proposals is contained in a joint proxy statement, which can be found at
americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

The Income Fund of America / Prospectus


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary individual portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
-----------------------------------------------------------------------------------------

 HILDA L. APPLBAUM     Investment                  12 years        Serves as an equity
                       professional for 23     (plus 3 years of    portfolio counselor
                       years in total;         prior experience
                       15 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 DAVID C. BARCLAY      Investment                  13 years        Serves as a
                       professional for 28                         fixed-income portfolio
                       years in total;                             counselor
                       21 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE    Investment                  36 years        Serves as a
                       professional for 57                         fixed-income portfolio
                       years in total;                             counselor
                       42 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 DINA N. PERRY         Investment                  17 years        Serves as an equity
                       professional for 32                         portfolio counselor
                       years in total;
                       18 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 ANDREW B. SUZMAN      Investment                  10 years        Serves as an equity
                       professional for 16     (plus 4 years of    portfolio counselor
                       years in total; all     prior experience
                       with Capital Research        as an
                       and Management         investment analyst
                       Company or affiliate     for the fund)
-----------------------------------------------------------------------------------------
 JOANNA F. JONSSON     Investment                   6 years        Serves as an equity
                       professional for 20     (plus 9 years of    portfolio counselor
                       years in total;         prior experience
                       19 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 JOHN H. SMET          Investment                  17 years        Serves as a
                       professional for 27                         fixed-income portfolio
                       years in total;                             counselor
                       26 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 STEVEN T. WATSON      Investment                   6 years        Serves as an equity
                       professional for 22     (plus 6 years of    portfolio counselor
                       years in total;         prior experience
                       20 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 GRANT L. CAMBRIDGE    Investment                  6 years         Serves as an equity
                       professional for 17     (plus 5 years of    portfolio counselor
                       years in total;         prior experience
                       12 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 JAMES R. MULALLY      Investment                  3 years         Serves as a
                       professional for 34                         fixed-income portfolio
                       years in total;                             counselor
                       29 years with Capital
                       Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------

                                       14

                                        The Income Fund of America / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       15

The Income Fund of America / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/ and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       16

                                        The Income Fund of America / Prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       17

The Income Fund of America / Prospectus


the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction.

                                       18

                                        The Income Fund of America / Prospectus

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
                                                          ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       19

The Income Fund of America / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       20

                                        The Income Fund of America / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless it was invested in
 Class A or C shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       21

The Income Fund of America / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       22

                                        The Income Fund of America / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       23

The Income Fund of America / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       24

                                        The Income Fund of America / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       25

The Income Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in March,
June, September and December. Capital gains, if any, are usually distributed in
December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       26

                                        The Income Fund of America / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/

                                                                 Net (losses)
                                                                   gains on
                                                                  securities
                                      Net asset                      (both           Total
                                       value,         Net          realized          from
                                      beginning   investment          and         investment
                                      of period     income        unrealized)     operations
------------------------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009                   $16.98        $.74           $(2.98)         $(2.24)
Year ended 7/31/2008                    20.54         .87            (2.67)          (1.80)
Year ended 7/31/2007                    19.33         .87             1.73            2.60
Year ended 7/31/2006                    18.70         .81              .94            1.75
Year ended 7/31/2005                    17.10         .77             1.61            2.38
------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 7/31/2009                    16.92         .62            (2.95)          (2.33)
Year ended 7/31/2008                    20.48         .71            (2.67)          (1.96)
Year ended 7/31/2007                    19.27         .70             1.72            2.42
Year ended 7/31/2006                    18.65         .64              .94            1.58
Year ended 7/31/2005                    17.05         .61             1.61            2.22
------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 7/31/2009                    16.86         .61            (2.95)          (2.34)
Year ended 7/31/2008                    20.42         .70            (2.66)          (1.96)
Year ended 7/31/2007                    19.22         .69             1.72            2.41
Year ended 7/31/2006                    18.60         .64              .94            1.58
Year ended 7/31/2005                    17.01         .61             1.60            2.21
------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 7/31/2009                   $16.94        $.68           $(2.95)         $(2.27)
Year ended 7/31/2008                    20.50         .79            (2.66)          (1.87)
Year ended 7/31/2007                    19.29         .79             1.73            2.52
Year ended 7/31/2006                    18.67         .73              .93            1.66
Year ended 7/31/2005                    17.07         .70             1.60            2.30
------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 7/31/2009                    16.96         .72            (2.95)          (2.23)
Year ended 7/31/2008                    20.53         .85            (2.68)          (1.83)
Year ended 7/31/2007                    19.31         .85             1.74            2.59
Year ended 7/31/2006                    18.69         .79              .93            1.72
Year ended 7/31/2005                    17.09         .76             1.60            2.36
------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 7/31/2009                    16.97         .76            (2.96)          (2.20)
Year ended 7/31/2008                    20.54         .91            (2.68)          (1.77)
Year ended 7/31/2007                    19.32         .91             1.74            2.65
Year ended 7/31/2006                    18.70         .85              .93            1.78
Year ended 7/31/2005                    17.10         .80             1.61            2.41
------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 7/31/2009/4/    12.55         .19             1.48            1.67

                                            DIVIDENDS AND DISTRIBUTIONS

                                      Dividends   Distributions      Total      Net asset
                                      (from net       (from        dividends     value,
                                      investment     capital          and        end of         Total
                                       income)       gains)      distributions   period    return/2,3/
-------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009                    $(.70)       $  --          $ (.70)      $14.04        (12.72)%
Year ended 7/31/2008                     (.91)        (.85)          (1.76)       16.98         (9.46)
Year ended 7/31/2007                     (.93)        (.46)          (1.39)       20.54         13.66
Year ended 7/31/2006                     (.76)        (.36)          (1.12)       19.33          9.77
Year ended 7/31/2005                     (.65)        (.13)           (.78)       18.70         14.12
-------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 7/31/2009                     (.60)          --            (.60)       13.99        (13.36)
Year ended 7/31/2008                     (.75)        (.85)          (1.60)       16.92        (10.25)
Year ended 7/31/2007                     (.75)        (.46)          (1.21)       20.48         12.75
Year ended 7/31/2006                     (.60)        (.36)           (.96)       19.27          8.79
Year ended 7/31/2005                     (.49)        (.13)           (.62)       18.65         13.15
-------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 7/31/2009                     (.59)          --            (.59)       13.93        (13.54)
Year ended 7/31/2008                     (.75)        (.85)          (1.60)       16.86        (10.26)
Year ended 7/31/2007                     (.75)        (.46)          (1.21)       20.42         12.73
Year ended 7/31/2006                     (.60)        (.36)           (.96)       19.22          8.83
Year ended 7/31/2005                     (.49)        (.13)           (.62)       18.60         13.16
-------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 7/31/2009                    $(.66)       $  --          $ (.66)      $14.01        (12.99)%
Year ended 7/31/2008                     (.84)        (.85)          (1.69)       16.94         (9.83)
Year ended 7/31/2007                     (.85)        (.46)          (1.31)       20.50         13.26
Year ended 7/31/2006                     (.68)        (.36)          (1.04)       19.29          9.29
Year ended 7/31/2005                     (.57)        (.13)           (.70)       18.67         13.68
-------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 7/31/2009                     (.70)          --            (.70)       14.03        (12.72)
Year ended 7/31/2008                     (.89)        (.85)          (1.74)       16.96         (9.56)
Year ended 7/31/2007                     (.91)        (.46)          (1.37)       20.53         13.57
Year ended 7/31/2006                     (.74)        (.36)          (1.10)       19.31          9.60
Year ended 7/31/2005                     (.63)        (.13)           (.76)       18.69         14.00
-------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 7/31/2009                     (.73)          --            (.73)       14.04        (12.53)
Year ended 7/31/2008                     (.95)        (.85)          (1.80)       16.97         (9.26)
Year ended 7/31/2007                     (.97)        (.46)          (1.43)       20.54         13.94
Year ended 7/31/2006                     (.80)        (.36)          (1.16)       19.32          9.92
Year ended 7/31/2005                     (.68)        (.13)           (.81)       18.70         14.33
-------------------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 7/31/2009/4/     (.17)          --            (.17)       14.05         13.42

                                                      Ratio of     Ratio of
                                                      expenses     expenses
                                                     to average   to average
                                                     net assets   net assets        Ratio
                                       Net assets,     before        after         of net
                                         end of         reim-        reim-        income to
                                         period      bursements/  bursements/      average
                                      (in millions)    waivers    waivers/3/    net assets/3/
----------------------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009                     $45,569         .64%         .63%          5.50%
Year ended 7/31/2008                      58,029         .57          .54           4.53
Year ended 7/31/2007                      65,713         .56          .54           4.22
Year ended 7/31/2006                      53,188         .56          .53           4.35
Year ended 7/31/2005                      47,196         .55          .54           4.26
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 7/31/2009                          74        1.46         1.44           4.68
Year ended 7/31/2008                          86        1.39         1.37           3.73
Year ended 7/31/2007                          75        1.41         1.39           3.41
Year ended 7/31/2006                          37        1.45         1.41           3.46
Year ended 7/31/2005                          19        1.50         1.45           3.36
----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 7/31/2009                         463        1.56         1.54           4.58
Year ended 7/31/2008                         516        1.44         1.42           3.66
Year ended 7/31/2007                         539        1.44         1.39           3.38
Year ended 7/31/2006                         379        1.52         1.40           3.48
Year ended 7/31/2005                         271        1.58         1.42           3.39
----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 7/31/2009                     $   936        1.00%         .99%          5.14%
Year ended 7/31/2008                       1,061         .95          .93           4.16
Year ended 7/31/2007                         978         .94          .92           3.86
Year ended 7/31/2006                         579         .96          .94           3.94
Year ended 7/31/2005                         394         .97          .96           3.85
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 7/31/2009                         629         .70          .69           5.43
Year ended 7/31/2008                         597         .66          .63           4.49
Year ended 7/31/2007                         451         .65          .63           4.15
Year ended 7/31/2006                         255         .66          .64           4.22
Year ended 7/31/2005                         120         .67          .65           4.17
----------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 7/31/2009                         395         .40          .38           5.72
Year ended 7/31/2008                         559         .36          .33           4.80
Year ended 7/31/2007                         350         .36          .33           4.42
Year ended 7/31/2006                         168         .36          .34           4.56
Year ended 7/31/2005                          81         .37          .35           4.45
----------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 7/31/2009/4/         272         .09          .09           1.45

                                       27

The Income Fund of America / Prospectus


                                              YEAR ENDED JULY 31
                           2009         2008         2007         2006          2005
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        49%          38%          32%          35%           24%
OF SHARES

1  Based on average shares outstanding.
2  Total returns exclude any applicable sales charges.

3  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
   Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4  Based on operations for the period shown and, accordingly, may not be representative of a full year.
                                        The Income Fund of America / Prospectus

                                       28


NOTES

                                       29

The Income Fund of America / Prospectus


NOTES

                                       30

                                        The Income Fund of America / Prospectus

                                         The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES          American Funds Service Company
                                  800/421-0180

FOR RETIREMENT PLAN SERVICES      Call your employer or plan
                                  administrator

                                  americanfunds.com
FOR 24-HOUR INFORMATION           For Class R share information, visit
                                  AmericanFundsRetirement.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to
American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington,
D.C. (202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at P.O. Box 7650, San
Francisco, California 94120.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                                                                           Investment Company File No. 811-01880
                                                                                        RPGEPR-906-1009P Litho in USA CGD/B/8037
--------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust


                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                              October 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of The Income Fund of America,
Inc. (the "fund" or "IFA") dated October 1, 2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                  415/421-9360

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A      AMECX        Class 529-A          CIMAX    Class R-1          RIDAX
Class B      IFABX        Class 529-B          CIMBX    Class R-2          RIDBX
Class C      IFACX        Class 529-C          CIMCX    Class R-3          RIDCX
Class F-1    IFAFX        Class 529-E          CIMEX    Class R-4          RIDEX
Class F-2    AMEFX        Class 529-F-1        CIMFX    Class R-5          RIDFX
                                                        Class R-6          RIDGX

Item                                                                  Page no.
----                                                                  --------

Investment portfolio
Financial statements

                      The Income Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

OBJECTIVE

..    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%)
     or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

..    The fund may invest up to 20% of its assets in straight debt securities
     (i.e., debt securities that do not have equity conversion or purchase rights) rated  BB+ or below by Standard & Poor's Corporation (S&P) and Ba1 or below by Moody's Investors Service (Moody's) or unrated but determined to be of equivalent quality by the fund's investment adviser.

INVESTING OUTSIDE THE U.S.

..    The fund may invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500
     Composite Index.

..    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the United States (must be U.S. dollar denominated).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                      The Income Fund of America -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In

                      The Income Fund of America -- Page 3

     addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

                      The Income Fund of America -- Page 4

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer's debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

                      The Income Fund of America -- Page 5

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include the Government National
     Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the
     Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank),
     the Overseas Private Investment Corporation (OPIC), the Commodity Credit
     Corporation (CCC) and the Small Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying

                      The Income Fund of America -- Page 6

     mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies.
     Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

                      The Income Fund of America -- Page 7

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

REINSURANCE RELATED NOTES AND BONDS -- The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds.
Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

                      The Income Fund of America -- Page 8

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company
(mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as "DIP financings"). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors'
claims).

                      The Income Fund of America -- Page 9

There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund's only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the ability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans

                     The Income Fund of America -- Page 10

are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund's interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which may be taxable when distributed to shareholders.

                     The Income Fund of America -- Page 11

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended July 31, 2009 and
2008 were 49% and 38%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                     The Income Fund of America -- Page 12

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The fund may not:

1.   Act as underwriter of securities issued by other persons.

2.   Invest more than 10% of the value of its total assets in securities that are illiquid.

3.   Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the fund's total assets at the time of such borrowing.

4.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.

6.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7.   Purchase securities of any company for the purpose of exercising control or management.

8.   Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9.   Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10.  Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11.  Purchase any securities of any issuer, except the U.S. government (or its instrumentalities), if immediately after and as a result of such investment (1)
the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or

                     The Income Fund of America -- Page 13

(2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12.  Purchase any securities (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's board of directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.    The fund does not currently intend to engage in an ongoing or regular securities lending program.

2.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Notwithstanding non-fundamental Investment Restrictions #2 and #3, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by directors pursuant to an exemptive order granted by the SEC.

                     The Income Fund of America -- Page 14

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                 NUMBER OF
 POSITION WITH FUND                                          PORTFOLIOS/3/
 (YEAR FIRST ELECTED             PRINCIPAL OCCUPATION(S)       OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)                DURING PAST FIVE YEARS      BY DIRECTOR            BY DIRECTOR
---------------------------------------------------------------------------------------------------------

 Mary Jane Elmore, 55           Managing Director and              3         None
 Director (2008)                General Partner,
                                Institutional Venture
                                Partners; former Product
                                Marketing Manager, Intel
                                Corporation's Development
                                Systems Division
---------------------------------------------------------------------------------------------------------
 Robert A. Fox, 72              Managing General Partner,          8         None
 Director (1972)                Fox Investments LP;
                                corporate director;
                                retired President and CEO,
                                Foster Farms (poultry
                                producer)
---------------------------------------------------------------------------------------------------------
 Leonade D. Jones, 61           Co-founder, VentureThink           7         None
 Chairman of the Board          LLC (developed and managed
 (Independent and               e-commerce businesses) and
 Non-Executive) (1993)          Versura Inc. (education
                                loan exchange); former
                                Treasurer, The Washington
                                Post Company
---------------------------------------------------------------------------------------------------------
 William D. Jones, 54           Real estate developer/             5         Sempra Energy;
 Director (2008)                owner, President and CEO,                    SouthWest Water Company
                                CityLink Investment
                                Corporation (acquires,
                                develops and manages real
                                estate ventures in
                                selected urban
                                communities) and City
                                Scene Management Company
                                (provides commercial asset
                                and property management
                                services)
---------------------------------------------------------------------------------------------------------
 John M. Lillie, 72             Former President, Sequoia          3         None
 Director (2003)                Associates LLC (investment
                                firm specializing in
                                medium-size buyouts);
                                former CEO, American
                                President Companies
                                (container shipping and
                                transportation services);
                                former CEO, Lucky Stores;
                                former CEO, Leslie Salt
---------------------------------------------------------------------------------------------------------
 John G. McDonald, 72           Stanford Investors                 9         iStar Financial, Inc.;
 Director (1976)                Professor, Graduate School                   Plum Creek Timber Co.;
                                of Business, Stanford                        Scholastic Corporation;
                                University                                   Varian, Inc.
---------------------------------------------------------------------------------------------------------
 James J. Postl, 63             Former President and CEO,          3         Centex Corporation;
 Director (2008)                Pennzoil-Quaker State                        Cooper Industries
                                Company (automotive
                                products and services)
---------------------------------------------------------------------------------------------------------
 Henry E. Riggs, 74             President Emeritus, Keck           5         None
 Director (1989)                Graduate Institute of
                                Applied Life Sciences
---------------------------------------------------------------------------------------------------------
 Isaac Stein, 62                President, Waverley                3         Alexza Pharmaceuticals,
 Director (2004)                Associates (private                          Inc.; Maxygen, Inc.
                                investment fund); Chairman
                                Emeritus of the Board of
                                Trustees, Stanford
                                University
---------------------------------------------------------------------------------------------------------
 Patricia K. Woolf, Ph.D.,      Private investor;                  7         None
 75                             corporate director; former
 Director (1985)                Lecturer, Department of
                                Molecular Biology,
                                Princeton University
---------------------------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 15

[This page intentionally left blank for this filing]

                     The Income Fund of America -- Page 16

"INTERESTED" DIRECTORS/5/

                                 PRINCIPAL OCCUPATION(S)
                                 DURING PAST FIVE YEARS
 NAME, AGE AND                        AND POSITIONS            NUMBER OF
 POSITION WITH FUND           HELD WITH AFFILIATED ENTITIES  PORTFOLIOS/3/
 (YEAR FIRST ELECTED          OR THE PRINCIPAL UNDERWRITER     OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)             OF THE FUND            BY DIRECTOR            BY DIRECTOR
---------------------------------------------------------------------------------------------------------

 Hilda L. Applbaum, 48         Senior Vice President -             1         None
 Vice Chairman of the Board    Capital World Investors,
 (1998)                        Capital Research and
                               Management Company
---------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 David C. Barclay, 52    Senior Vice President - Fixed Income, Capital
 President (1998)        Research and Management Company; Director, The
                         Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Abner D. Goldstine,     Senior Vice President - Fixed Income, Capital
 79                      Research and Management Company; Director, Capital
 Senior Vice President   Research and Management Company
 (1993)
-------------------------------------------------------------------------------
 Dina N. Perry, 63       Senior Vice President - Capital World Investors,
 Senior Vice President   Capital Research and Management Company; Director,
 (1994)                  Capital Research and Management Company
-------------------------------------------------------------------------------
 Paul F. Roye, 55        Senior Vice President - Fund Business Management
 Senior Vice President   Group, Capital Research and Management Company;
 (2007)                  Director, American Funds Service Company*; former
                         Director of Investment Management, United States
                         Securities and Exchange Commission
-------------------------------------------------------------------------------
 Andrew B. Suzman, 42    Senior Vice President - Capital World Investors,
 Senior Vice President   Capital Research Company*
 (2004)
-------------------------------------------------------------------------------
 Joanna F. Jonsson, 46   Senior Vice President - Capital World Investors,
 Vice President (2006)   Capital Research Company*; Director, The Capital
                         Group Companies, Inc.*; Director, American Funds
                         Distributors, Inc.*; Director, Capital International
                         Limited*
-------------------------------------------------------------------------------
 John H. Smet, 53        Senior Vice President - Fixed Income, Capital
 Vice President (1994)   Research and Management Company; Director, American
                         Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Steven T. Watson, 54    Senior Vice President - Capital World Investors,
 Vice President (2006)   Capital Research Company*; Director, Capital Research
                         Company*; Director, The Capital Group Companies,
                         Inc.*
-------------------------------------------------------------------------------
 Patrick F. Quan, 51     Vice President - Fund Business Management Group,
 Secretary (1986)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Jennifer M. Buchheim,   Vice President - Fund Business Management Group,
 36                      Capital Research and Management Company
 Treasurer (2005)
-------------------------------------------------------------------------------
 Bryan K. Nielsen, 36    Vice President, Capital Guardian Trust Company*; Vice
 Assistant Treasurer     President, Capital International, Inc.*
 (2008)
-------------------------------------------------------------------------------

                     The Income Fund of America -- Page 17

* Company affiliated with Capital Research and Management Company.

1  The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.
2  Directors and officers of the fund serve until their resignation, removal or retirement.
3  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4  This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5  "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
6  All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                     The Income Fund of America -- Page 18

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2008:

                                                                            AGGREGATE
                                                                             DOLLAR
                                                                           RANGE/1/ OF
                                                                           INDEPENDENT
                                         AGGREGATE                          DIRECTORS
                                      DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                         OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                         OWNED IN        INDEPENDENT      ALLOCATED TO
                                         ALL FUNDS        DIRECTORS         ALL FUNDS
                                          IN THE          DEFERRED           WITHIN
                     DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                         OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
       NAME           SHARES OWNED      BY DIRECTOR        TO FUND         BY DIRECTOR
-----------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
-----------------------------------------------------------------------------------------
 Mary Jane Elmore       $50,001 -      Over $100,000      $10,001 -         $50,001 -
                        $100,000                           $50,000          $100,000
-----------------------------------------------------------------------------------------
 Robert A. Fox        Over $100,000    Over $100,000    Over $100,000     Over $100,000
-----------------------------------------------------------------------------------------
 Leonade D. Jones       $50,001 -      Over $100,000    Over $100,000     Over $100,000
                        $100,000
-----------------------------------------------------------------------------------------
 William D. Jones       $10,001 -      Over $100,000    $1 - $10,000        $50,001 -
                         $50,000                                            $100,000
-----------------------------------------------------------------------------------------
 John M. Lillie       Over $100,000    Over $100,000         N/A               N/A
-----------------------------------------------------------------------------------------
 John G. McDonald       $10,001 -      Over $100,000         N/A               N/A
                         $50,000
-----------------------------------------------------------------------------------------
 James J. Postl       Over $100,000    Over $100,000      $10,001 -       Over $100,000
                                                           $50,000
-----------------------------------------------------------------------------------------
 Henry E. Riggs       Over $100,000    Over $100,000    Over $100,000     Over $100,000
-----------------------------------------------------------------------------------------
 Isaac Stein          Over $100,000    Over $100,000         N/A               N/A
-----------------------------------------------------------------------------------------
 Patricia K. Woolf    Over $100,000    Over $100,000    Over $100,000     Over $100,000
-----------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 19

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                 BY DIRECTOR
-----------------------------------------------------------------------------

 "INTERESTED" DIRECTOR
-----------------------------------------------------------------------------
 Hilda L. Applbaum         Over $100,000                Over $100,000
-----------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
   Companies, Inc. retirement plan and 401(k) plan.
2  Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $10,000 to $19,500, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

                     The Income Fund of America -- Page 20

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED JULY 31, 2009

                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                            AGGREGATE COMPENSATION         VOLUNTARILY DEFERRED
                                                                            (INCLUDING VOLUNTARILY           COMPENSATION/1/)
                                                                           DEFERRED COMPENSATION/1/)    FROM ALL FUNDS MANAGED BY
                                  NAME                                           FROM THE FUND             CAPITAL RESEARCH AND
                                                                                                                MANAGEMENT
                                                                                                       COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Mary Jane Elmore/3/                                                                $44,084                      $135,458
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox/3/                                                                    45,537                       335,250
------------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                                                                 64,232                       382,805
------------------------------------------------------------------------------------------------------------------------------------
 William D. Jones/3/                                                                 44,000                       239,917
------------------------------------------------------------------------------------------------------------------------------------
 John M. Lillie                                                                      59,168                       163,985
------------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                                                 45,084                       420,917
------------------------------------------------------------------------------------------------------------------------------------
 James J. Postl/3/                                                                   49,084                       135,875
------------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs/3/                                                                   54,952                       308,089
------------------------------------------------------------------------------------------------------------------------------------
 Isaac Stein                                                                         55,750                       148,375
------------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                                                51,137                       337,610
------------------------------------------------------------------------------------------------------------------------------------

1  Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended July 31, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
   which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2009 fiscal year for participating directors is as follows: Mary Jane Elmore
   ($45,441), Robert A. Fox ($839,139), Leonade D. Jones ($101,407), William D.
   Jones ($13,813) John G. McDonald ($721,308), James J. Postl ($50,747) Henry E.
   Riggs ($489,694) and Patricia K. Woolf ($325,222). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of September 1, 2009, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on
December 16, 1983. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she

                     The Income Fund of America -- Page 21

reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors, as though the fund were a common-law trust. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Mary Jane Elmore, Robert A. Fox, Leonade D. Jones, John M. Lillie,
James J. Postl and Isaac Stein, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting

                     The Income Fund of America -- Page 22

policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Four audit committee meetings were held during the 2009 fiscal year.

The fund has a contracts committee comprised of Mary Jane Elmore, Robert A. Fox,
Leonade D. Jones, William D. Jones, John M. Lillie, John G. McDonald, James J.
Postl, Henry E. Riggs, Isaac Stein and Patricia K. Woolf, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. Two contracts committee meetings were held during the 2009 fiscal year.

The fund has a nominating committee comprised of William D. Jones, John M.
Lillie, John G. McDonald, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Four nominating committee meetings were held during the 2009 fiscal year.

The fund has a proxy committee comprised of Robert A. Fox, Leonade D. Jones,
John G. McDonald, Isaac Stein and Patricia K. Woolf, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The committee's functions include reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four proxy committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds, including the fund, have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds'
boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

                     The Income Fund of America -- Page 23

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

                     The Income Fund of America -- Page 24

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

The following table identifies those investors who own of record, or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on September 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Edward D. Jones & Co.                      Record      Class A        29.58%
 Omnibus Account                                        Class B        16.88
 Maryland Heights, MO
-------------------------------------------------------------------------------
 First Clearing, LLC                        Record      Class A         9.24
 Custody Account                                        Class B        10.43
 Glen Allen, VA                                         Class C        13.30
                                                        Class F-1       7.71
-------------------------------------------------------------------------------
 Merrill Lynch                              Record      Class B         6.90
 Omnibus Account                                        Class C        15.78
 Jacksonville, FL                                       Class F-2      40.39
-------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.             Record      Class B         5.68
 Omnibus Account                                        Class C        12.06
 New York, NY                                           Class F-1       5.51
-------------------------------------------------------------------------------
 LPL Financial                              Record      Class F-1       9.22
 Omnibus Account                                        Class F-2       5.68
 San Diego, CA
-------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                 Record      Class F-1       9.00
 Custody Account
 San Francisco. CA
-------------------------------------------------------------------------------
 Hartford Life Insurance Co. Separate       Record      Class R-1      44.38
 Account                                    Beneficial  Class R-3       9.40
 401K Plan
 Hartford, CT
-------------------------------------------------------------------------------
 ING Life Insurance & Annuity               Record      Class R-3      14.98
 Hartford, CT
-------------------------------------------------------------------------------
 Principal Financial Group                  Record      Class R-4       6.35
 Omnibus Account
 Des Moines, IA
-------------------------------------------------------------------------------
 NFS, LLC FEBO                              Record      Class R-4       5.51
 State Street Bank Trust Co.                Beneficial
 Purchase, NY
-------------------------------------------------------------------------------
 Mac & Co.                                  Record      Class R-5      12.52
 Retirement Plan                            Beneficial
 Pittsburgh, PA
-------------------------------------------------------------------------------
 Nationwide Trust Company                   Record      Class R-5      12.30
 Columbus, OH
-------------------------------------------------------------------------------
 Edward D. Jones & Co.                      Record      Class R-5       9.68
 Retirement Plan                            Beneficial
 Norwood, MA
-------------------------------------------------------------------------------
 Intersil Corporation                       Record      Class R-5       9.12
 Profit Sharing Plan                        Beneficial
 Baltimore, MD
-------------------------------------------------------------------------------
 NFS, LLC FEBO                              Record      Class R-5       5.80
 KLA-TENCOR Corporation
 Retirement Plan                            Beneficial
 Lewisville, TX
-------------------------------------------------------------------------------
 Jackson Clinic                             Record      Class R-5       5.03
 Profit Sharing Plan                        Beneficial
 Atlanta, GA
-------------------------------------------------------------------------------
 American Funds 2020 Target Date            Record      Class R-6      18.96
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 American Funds 2015 Target Date            Record      Class R-6      16.41
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 American Funds 2025 Target Date            Record      Class R-6      15.96
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 American Funds 2010 Target Date            Record      Class R-6      15.14
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 American Funds 2030 Target Date            Record      Class R-6      14.44
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 American Funds 2035 Target Date            Record      Class R-6       7.49
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------

                     The Income Fund of America -- Page 25

[This page intentionally left blank for this filing]

                     The Income Fund of America -- Page 26

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or

                     The Income Fund of America -- Page 27

more of the following benchmarks, depending on his or her investment focus:
Lipper Income Funds Index, Lipper High Current Yield Bond Funds Average, Lipper
Corporate Debt Funds A Rated Average, Barclays Capital U.S. Aggregate Index
(formerly Lehman Brothers U.S. Aggregate  Index), MSCI World Index (ex-U.S.),
MSCI USA Index, Credit Suisse High Yield Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2009:

                                         NUMBER             NUMBER
                                        OF OTHER           OF OTHER           NUMBER
                                       REGISTERED           POOLED           OF OTHER
                                       INVESTMENT         INVESTMENT         ACCOUNTS
                                    COMPANIES (RICS)    VEHICLES (PIVS)      FOR WHICH
                                       FOR WHICH           FOR WHICH         PORTFOLIO
                                       PORTFOLIO           PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR           COUNSELOR       IS A MANAGER
                       OF FUND        IS A MANAGER       IS A MANAGER       (ASSETS OF
     PORTFOLIO          SHARES      (ASSETS OF RICS     (ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR         OWNED/1/     IN BILLIONS)/2/     IN BILLIONS)/3/   IN BILLIONS)/4/
-------------------------------------------------------------------------------------------

 Hilda L. Applbaum    $100,001 -      2       $ 44.9         None              None
                       $500,000
-------------------------------------------------------------------------------------------
 David C. Barclay        Over         4       $155.3      3       $0.48     17      $6.42
                      $1,000,000
-------------------------------------------------------------------------------------------
 Abner D.             $500,001 -      2       $102.3         None              None
 Goldstine            $1,000,000
-------------------------------------------------------------------------------------------
 Dina N. Perry        $500,001 -      3       $123.6      1       $0.82        None
                      $1,000,000
-------------------------------------------------------------------------------------------
 Andrew B. Suzman        Over         2       $ 90.6      1       $0.07        None
                      $1,000,000
-------------------------------------------------------------------------------------------
 Joanna F. Jonsson    $100,001 -      1       $ 39.0      1       $0.07        None
                       $500,000
-------------------------------------------------------------------------------------------
 John H. Smet         $500,001 -      7       $192.1         None              None
                      $1,000,000
-------------------------------------------------------------------------------------------
 Steven T. Watson     $100,001 -      3       $129.6         None              None
                       $500,000
-------------------------------------------------------------------------------------------
 Grant L.             $100,001 -          None               None              None
 Cambridge             $500,000
-------------------------------------------------------------------------------------------
 James R. Mulally     $500,001 -      3       $142.3      1       $0.03        None
                      $1,000,000
-------------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 28

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
   $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2  Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
   No fund has an advisory fee that is based on the performance of the fund.
3  Represents funds advised or sub-advised by Capital Research and Management
   Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
   Group International, Inc., an affiliate of Capital Research and Management
   Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4  Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's daily net assets, 0.23% on daily net assets in excess of
$500 million but not exceeding $1 billion, 0.21% on daily net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on daily net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on daily net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on daily net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on daily net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on daily net assets in excess of $10.5 billion but not exceeding

                     The Income Fund of America -- Page 29

$13 billion, 0.141% on daily net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on daily net assets in excess of $17 billion but not exceeding $21 billion, 0.135% on daily net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on daily net assets in excess of $27 billion but not exceeding $34 billion, 0.131% on daily net assets in excess of
$34 billion but not exceeding $44 billion, 0.129% on daily net assets in excess of $44 billion but not exceeding $55 billion, 0.127% on daily net assets in excess of $55 billion but not exceeding $71 billion, and 0.125% on daily net assets in excess of $71 billion but not exceeding $89 billion, 0.123% on daily net assets in excess of $89 billion, plus 2.25% of the fund's gross investment income for the preceding month.

The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class
A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended July 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of $161,670,000,
$210,885,000 and $193,966,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $154,169,000 (a reduction of $7,501,000), $189,791,000 (a reduction of $21,094,000) and $174,569,000 (a reduction of $19,397,000) for the fiscal years ended July 31, 2009, 2008 and 2007, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until
December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services

                     The Income Fund of America -- Page 30

include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications.
In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $8,667,000
--------------------------------------------------------------------------------
               CLASS F-1                                2,296,000
--------------------------------------------------------------------------------
               CLASS F-2                                  157,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 531,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  99,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 239,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  25,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                 16,000
--------------------------------------------------------------------------------
               CLASS R-1                                  110,000
--------------------------------------------------------------------------------
               CLASS R-2                                2,145,000
--------------------------------------------------------------------------------
               CLASS R-3                                1,802,000
--------------------------------------------------------------------------------
               CLASS R-4                                  834,000
--------------------------------------------------------------------------------
               CLASS R-5                                  466,000
--------------------------------------------------------------------------------
               CLASS R-6                                   29,000
--------------------------------------------------------------------------------

                     The Income Fund of America -- Page 31

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares sold prior to April 21, 2009, the
          Principal Underwriter sold its rights to the 0.75%
          distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The
          Principal Underwriter compensated investment dealers for sales of
          Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and
529-B shares prior to April 21, 2009. The fund also reimburses the Principal
Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4
shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2009            $17,114,000        $ 74,296,000
                                                  2008             32,105,000         136,408,000
                                                  2007             45,058,000         193,258,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2009                487,000           3,882,000
                                                  2008              1,760,000          10,385,000
                                                  2007              2,586,000          17,915,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2009              1,845,000           5,058,000
                                                  2008              6,127,000          11,562,000
                                                  2007                     --          20,465,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2009                468,000           2,169,000
                                                  2008                714,000           3,223,000
                                                  2007                846,000           3,843,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2009                 30,000             207,000
                                                  2008                 59,000             431,000
                                                  2007                 71,000             471,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2009                 19,000             348,000
                                                  2008                 87,000             562,000
                                                  2007                     --             700,000
-----------------------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 32

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

                     The Income Fund of America -- Page 33

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
----------------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
----------------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
----------------------------------------------------------------------------------

     1 Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

                     The Income Fund of America -- Page 34

During the 2009 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $103,168,000               $13,688,000
------------------------------------------------------------------------------
        CLASS B                   29,790,000                 2,695,000
------------------------------------------------------------------------------
        CLASS C                   56,271,000                 7,320,000
------------------------------------------------------------------------------
       CLASS F-1                   4,738,000                   879,000
------------------------------------------------------------------------------
      CLASS 529-A                  1,093,000                   178,000
------------------------------------------------------------------------------
      CLASS 529-B                    871,000                    92,000
------------------------------------------------------------------------------
      CLASS 529-C                  2,200,000                   352,000
------------------------------------------------------------------------------
      CLASS 529-E                    131,000                    22,000
------------------------------------------------------------------------------
     CLASS 529-F-1                        --                        --
------------------------------------------------------------------------------
       CLASS R-1                     689,000                   117,000
------------------------------------------------------------------------------
       CLASS R-2                   3,149,000                   521,000
------------------------------------------------------------------------------
       CLASS R-3                   4,308,000                   709,000
------------------------------------------------------------------------------
       CLASS R-4                   1,325,000                   255,000
------------------------------------------------------------------------------

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the
American Funds for the last month of the prior calendar quarter.

                     The Income Fund of America -- Page 35

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.
     MML Investors Services, Inc.

                     The Income Fund of America -- Page 36

     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
           Wells Fargo Investments, LLC

                     The Income Fund of America -- Page 37

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                     The Income Fund of America -- Page 38

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                     The Income Fund of America -- Page 39

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
July 31, 2009, 2008 and 2007 amounted to $34,408,000, $33,091,000 and
$28,442,000, respectively.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc., Goldman Sachs & Co.,
Morgan Stanley, Credit Suisse Group and First Tennessee. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup Inc. in the amount of $223,917,000. As of that date, the fund held debt securities of
Citigroup Inc. in the amount of $30,649,000; Goldman Sachs Group Inc. in the amount of $38,855,000; Morgan Stanley in the amount of $13,449,000; Credit
Suisse Group in the amount of $3,194,000 and First Horizon National Corp. in the amount of $2,601,000.

                     The Income Fund of America -- Page 40

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated

                     The Income Fund of America -- Page 41

third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                     The Income Fund of America -- Page 42

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than American Funds Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below.
The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, proprietary pricing models and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

                     The Income Fund of America -- Page 43

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of

                     The Income Fund of America -- Page 44

shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                     The Income Fund of America -- Page 45

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in

                     The Income Fund of America -- Page 46

writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss.

                     The Income Fund of America -- Page 47

     The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.
     Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the

                     The Income Fund of America -- Page 48

     adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

                     The Income Fund of America -- Page 49

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                     The Income Fund of America -- Page 50

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                     The Income Fund of America -- Page 51

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the
Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College
Savings Plan for use in the Virginia Education Savings Trust and the Virginia
Prepaid Education Program.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .     Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

                     The Income Fund of America -- Page 52

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for

                     The Income Fund of America -- Page 53

example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                     The Income Fund of America -- Page 54

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                     The Income Fund of America -- Page 55

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the

                     The Income Fund of America -- Page 56

          spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

                     The Income Fund of America -- Page 57

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                     The Income Fund of America -- Page 58

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the

                     The Income Fund of America -- Page 59

     Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

                     The Income Fund of America -- Page 60

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds
     Money Market Fund are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

                     The Income Fund of America -- Page 61

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

                     The Income Fund of America -- Page 62

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds Money Market Fund are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                     The Income Fund of America -- Page 63

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds
Money Market Fund be wired to your bank by writing American Funds Service
Company. A signature guarantee is required on all requests to wire funds.

                     The Income Fund of America -- Page 64

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                     The Income Fund of America -- Page 65

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its

                     The Income Fund of America -- Page 66

affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                     The Income Fund of America -- Page 67

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $47,413,000 for Class A shares and $3,197,000 for
Class B shares for the 2009 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Bingham McCutchen LLP, 355 South Grand Avenue,
Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent directors in their capacities as such. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund's current prospectus at no cost by calling 800/421-0180 or by sending an e-mail request to
prospectus@americanfunds.com. The fund's annual financial statements are audited by the

                     The Income Fund of America -- Page 68

fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                     The Income Fund of America -- Page 69

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $14.04
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $14.90

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

 INVESTMENT PORTFOLIO AS OF JULY 31, 2009                         PERCENT OF
                                                                  NET ASSETS
-----------------------------------------------------------------------------

 U.S. common stocks                                                  38.7%
-----------------------------------------------------------------------------
 Common stocks of issuers outside the U.S.                           18.5
-----------------------------------------------------------------------------
 Convertible securities & preferred stocks                            3.8
-----------------------------------------------------------------------------
 U.S. Treasury & agency bonds & notes                                 5.5
-----------------------------------------------------------------------------
 Other fixed-income securities                                       29.1
-----------------------------------------------------------------------------
 Short-term securities & other assets less liabilities                4.4
-----------------------------------------------------------------------------
 Total                                                              100.0%
-----------------------------------------------------------------------------

                                                                    PERCENT OF
 FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS AS OF JULY 31, 2009  NET ASSETS
-------------------------------------------------------------------------------------

 Consumer staples                                                      7.2%
-------------------------------------------------------------------------------------
 Industrials                                                           7.2
-------------------------------------------------------------------------------------
 Telecommunication services                                            7.1
-------------------------------------------------------------------------------------
 Utilities                                                             6.6
-------------------------------------------------------------------------------------
 Health care                                                           5.3
-------------------------------------------------------------------------------------

                                                              PERCENT OF
 TEN LARGEST COMMON STOCK HOLDINGS AS OF JULY 31, 2009        NET ASSETS
-------------------------------------------------------------------------------

 Verizon Communications                                          2.3%
-------------------------------------------------------------------------------
 AT&T                                                            2.0
-------------------------------------------------------------------------------
 Merck                                                           1.7
-------------------------------------------------------------------------------
 GDF Suez                                                        1.4
-------------------------------------------------------------------------------
 Royal Dutch Shell                                               1.3
-------------------------------------------------------------------------------
 Waste Management                                                1.3
-------------------------------------------------------------------------------
 Kraft Foods                                                     1.3
-------------------------------------------------------------------------------
 Bristol-Myers Squibb                                            1.2
-------------------------------------------------------------------------------
 Chevron                                                         1.2
-------------------------------------------------------------------------------
 Phillip Morris International                                    1.2
-------------------------------------------------------------------------------

                                                              PERCENT OF
 COUNTRY DIVERSIFICATION AS OF JULY 31, 2009                  NET ASSETS
-------------------------------------------------------------------------------

 United States                                                  70.9%
-------------------------------------------------------------------------------
 Euro zone*                                                     10.7
-------------------------------------------------------------------------------
 United Kingdom                                                  5.1
-------------------------------------------------------------------------------
 Australia                                                       2.2
-------------------------------------------------------------------------------
 Canada                                                          1.3
-------------------------------------------------------------------------------
 Japan                                                           0.8
-------------------------------------------------------------------------------
 Other countries                                                 4.6
-------------------------------------------------------------------------------
 Short-term securities & other assets less liabilities           4.4
-------------------------------------------------------------------------------

                     The Income Fund of America -- Page 70

* Countries using the euro as a common currency; those represented in the fund's portfolio are: Austria, Belgium, Finland, France, Germany, Greece, Ireland,
  Italy, the Netherlands and Spain.

 BOND HOLDINGS BY QUALITY CATEGORY AS OF JULY 31, 2009
 See the appendix in this statement of additional information for a description of quality   PERCENT OF
 categories.                                                                                 NET ASSETS
--------------------------------------------------------------------------------------------------------------

 U.S. government obligations/*/                                                              5.0%
--------------------------------------------------------------------------------------------------------------
 Federal agencies                                                                            4.4
--------------------------------------------------------------------------------------------------------------
 AAA/Aaa                                                                                     1.6
--------------------------------------------------------------------------------------------------------------
 AA/Aa                                                                                       1.4
--------------------------------------------------------------------------------------------------------------
 A                                                                                           4.6
--------------------------------------------------------------------------------------------------------------
 BBB/Baa                                                                                     6.9

--------------------------------------------------------------------------------------------------------------
 BB/Ba                                                                                       3.8

--------------------------------------------------------------------------------------------------------------
 B                                                                                           4.6

--------------------------------------------------------------------------------------------------------------
 CCC/Caa and below                                                                           3.6

--------------------------------------------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                     The Income Fund of America -- Page 71

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American Funds Short-Term
Tax-Exempt Bond Fund/SM/  .     039      N/A      N/A       439         639
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
___________
*Qualified for sale only in certain jurisdictions.

                     The Income Fund of America -- Page 72

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459

                     The Income Fund of America -- Page 73

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUNDS
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
___________
*Qualified for sale only in certain
jurisdictions.

                     The Income Fund of America -- Page 74

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                     The Income Fund of America -- Page 75

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     The Income Fund of America -- Page 76

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                     The Income Fund of America -- Page 77

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                     The Income Fund of America -- Page 78

....

[logo – American Funds®]

The Income Fund of America®
Investment portfolio

July 31, 2009

Common stocks — 57.24%	Shares	Value (000)

CONSUMER STAPLES — 7.23%
Kraft Foods Inc., Class A	26,500,821	$751,033
Philip Morris International Inc.	15,252,096	710,748
Coca-Cola Co.	9,000,000	448,560
H.J. Heinz Co.	10,111,700	388,896
Unilever NV, depository receipts	7,880,000	215,305
Unilever NV (New York registered)	5,051,750	137,408
Hershey Co.	6,904,100	275,819
Diageo PLC	15,650,000	245,136
Kimberly-Clark Corp.	3,325,000	194,346
Clorox Co.	3,050,000	186,080
Reynolds American Inc.	3,650,000	158,812
Tesco PLC	24,525,000	150,507
SYSCO Corp.	6,210,000	147,550
General Mills, Inc.	2,060,000	121,355
SABMiller PLC	3,876,000	89,774
Coca-Cola Amatil Ltd.	11,162,990	86,778
ConAgra Foods, Inc.	1,340,400	26,312
		4,334,419

INDUSTRIALS — 7.21%
Waste Management, Inc.[1]	26,835,500	754,346
United Technologies Corp.	11,560,000	629,673
Schneider Electric SA	5,311,115	482,508
Emerson Electric Co.	11,245,000	409,093
Masco Corp.	16,253,200	226,407
Cooper Industries, Ltd., Class A	6,005,000	197,865
Finmeccanica SpA	12,066,442	182,990
Atlas Copco AB, Class A	13,000,000	154,676
United Parcel Service, Inc., Class B	2,650,000	142,384
Avery Dennison Corp.	5,101,582	136,365
Rockwell Automation	3,000,000	124,230
Hubbell Inc., Class B	3,272,100	122,115
Vallourec SA	773,982	101,821
Qantas Airways Ltd.	50,541,438	97,697
AB SKF, Class B	6,275,786	93,989
Watsco, Inc.	1,707,900	89,596
De La Rue PLC[1]	6,369,718	88,551
Macquarie Korea Infrastructure Fund[1]	21,541,078	88,477
Applied Industrial Technologies, Inc.[1]	2,738,790	60,582
Österreichische Post AG	1,372,283	42,111
R.R. Donnelley & Sons Co.	2,845,400	39,551
SembCorp Industries Ltd	16,689,500	37,250
Delta Air Lines, Inc.[2]	1,588,066	11,005
Corporate Executive Board Co.	525,000	9,859
UAL Corp.[2]	59,995	247
		4,323,388

TELECOMMUNICATION SERVICES — 7.07%
Verizon Communications Inc.	42,935,600	1,376,945
AT&T Inc.	45,359,621	1,189,783
Koninklijke KPN NV	45,739,757	687,459
Telefónica, SA	24,752,800	615,815
Telstra Corp. Ltd.	45,368,954	133,439
Bell Aliant Regional Communications Income Fund	4,109,700	101,256
Vodafone Group PLC	30,000,000	61,469
Telefónica 02 Czech Republic, AS	2,018,317	55,154
Telekomunikacja Polska SA	1,674,900	8,598
Sprint Nextel Corp., Series 1[2]	760,501	3,042
CenturyTel, Inc.	52,094	1,635
American Tower Corp., Class A2	42,271	1,441
XO Holdings, Inc.[2]	9,158	5
		4,236,041

UTILITIES — 6.57%
GDF Suez	22,188,284	847,707
Entergy Corp.	4,942,600	397,039
Duke Energy Corp.	23,431,172	362,714
FirstEnergy Corp.	8,096,500	333,576
Exelon Corp.	5,300,000	269,558
RWE AG	3,075,663	259,737
E.ON AG	6,460,000	244,549
PG&E Corp.	4,654,665	187,909
DTE Energy Co.	5,000,000	172,300
Hongkong Electric Holdings Ltd.	26,754,000	147,588
Snam Rete Gas SpA	29,708,326	130,100
Consolidated Edison, Inc.	3,000,000	118,080
PPL Corp.	3,300,000	111,507
Progress Energy, Inc.	2,045,400	80,671
American Electric Power Co., Inc.	2,500,000	77,400
NiSource Inc.	4,859,596	62,640
DUET Group	38,369,915	52,591
Spark Infrastructure	50,400,000	44,933
Southern Co.	1,250,000	39,250
		3,939,849

HEALTH CARE — 5.33%
Merck & Co., Inc.	34,875,000	1,046,599
Bristol-Myers Squibb Co.	33,025,500	717,974
Eli Lilly and Co.	12,890,000	449,732
Pfizer Inc	24,050,000	383,117
Alcon, Inc.	1,577,400	201,276
Novartis AG (ADR)	3,000,000	136,860
Johnson & Johnson	2,150,000	130,914
AstraZeneca PLC (United Kingdom)	2,500,000	117,018
Schering-Plough Corp.	439,243	11,644
Clarent Hospital Corp.[1,2,3]	484,684	24
		3,195,158

ENERGY — 4.94%
Royal Dutch Shell PLC, Class B (ADR)	8,100,000	425,493
Royal Dutch Shell PLC, Class A (ADR)	5,000,000	263,200
Royal Dutch Shell PLC, Class B	3,797,147	98,537
Chevron Corp.	10,265,000	713,109
TOTAL SA	3,855,000	213,792
TOTAL SA (ADR)	3,640,000	202,566
Spectra Energy Corp	18,311,414	336,198
Diamond Offshore Drilling, Inc.	3,030,000	272,306
ConocoPhillips	5,500,000	240,405
Penn West Energy Trust	10,775,000	140,435
ARC Energy Trust	3,569,700	57,983
		2,964,024

FINANCIALS — 4.77%
Unibail-Rodamco SE, non-registered shares	1,693,800	295,978
HSBC Holdings PLC (Hong Kong)	14,326,382	142,534
HSBC Holdings PLC (United Kingdom)	10,000,000	101,154
HSBC Holdings PLC (ADR)	350,000	17,745
People’s United Financial, Inc.	13,000,000	211,250
Bank of America Corp.	13,926,233	205,969
Banco Santander, SA	12,846,200	186,026
Macquarie Group Ltd.	4,500,000	165,048
Equity Residential, shares of beneficial interest	6,842,800	164,227
U.S. Bancorp	7,994,000	163,158
Crédit Agricole SA	10,492,341	149,772
First Niagara Financial Group, Inc.[1]	9,730,000	127,949
Arthur J. Gallagher & Co.	5,000,000	114,500
JPMorgan Chase & Co.	2,695,000	104,162
Hospitality Properties Trust[1]	6,000,000	94,740
Alexandria Real Estate Equities, Inc.[1]	2,450,000	93,369
SunTrust Banks, Inc.	4,000,000	78,000
QBE Insurance Group Ltd.	4,662,792	75,759
HCP, Inc.	2,442,300	62,914
Itaúsa — Investimentos Itaú SA, preferred nominative	11,967,770	61,487
Citigroup Inc.	18,459,230	58,516
Wells Fargo & Co.	2,200,000	53,812
Itaú Unibanco Banco Múltiplo SA (ADR)	2,313,048	41,380
Boardwalk Real Estate Investment Trust	1,199,000	36,760
ING Groep NV, depository receipts	2,816,200	36,117
AXA SA	875,000	18,495
		2,860,821

CONSUMER DISCRETIONARY — 3.56%
McDonald’s Corp.	11,916,400	656,117
Home Depot, Inc.	20,150,000	522,691
Nordstrom, Inc.	8,807,400	232,867
Vivendi SA	6,374,470	163,767
H & M Hennes & Mauritz AB, Class B	2,277,000	135,145
Tatts Group Ltd.	53,500,000	109,212
VF Corp.	1,065,000	68,895
Regal Entertainment Group, Class A	4,827,018	60,048
CBS Corp., Class B, nonvoting shares	7,000,000	57,330
Tupperware Brands Corp.	1,477,844	50,350
Leggett & Platt, Inc.	1,874,000	32,514
Kesa Electricals PLC	10,900,000	23,708
Ford Motor Co.[2]	2,169,728	17,358
Time Warner Cable Inc.[2]	66,361	2,194
Adelphia Recovery Trust, Series ACC-1[2]	19,531,478	293
American Media Operations, Inc.[2,3,4]	281,006	3
		2,132,492

INFORMATION TECHNOLOGY — 3.33%
Intel Corp.	20,000,000	385,000
Microchip Technology Inc.[1]	14,128,000	380,467
Automatic Data Processing, Inc.	9,625,000	358,531
Microsoft Corp.	12,095,000	284,474
Paychex, Inc.	9,293,000	246,265
Maxim Integrated Products, Inc.	12,650,000	224,158
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,054,998	115,746
Taiwan Semiconductor Manufacturing Co. Ltd.	127,995	230
ZiLOG, Inc.[2]	455,000	1,133
		1,996,004

MATERIALS — 2.94%
E.I. du Pont de Nemours and Co.	13,940,000	431,164
Weyerhaeuser Co.[1]	10,728,000	375,909
Dow Chemical Co.	10,630,000	225,037
MeadWestvaco Corp.[1]	10,600,696	206,608
PPG Industries, Inc.	2,837,100	156,041
Grupo México, SAB de CV, Series B	85,993,834	121,681
Fletcher Building Ltd.	25,461,500	120,693
Impala Platinum Holdings Ltd.	4,437,112	107,922
Freeport-McMoRan Copper & Gold Inc.	300,000	18,090
Georgia Gulf Corp.[1,2,3,4]	113,556	1,571
		1,764,716

MISCELLANEOUS — 4.29%
Other common stocks in initial period of acquisition		2,569,145

Total common stocks (cost: $35,976,713,000)		34,316,057

Preferred stocks — 1.55%

FINANCIALS — 1.54%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	177,055,000	190,026
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	11,200,000	9,856
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	9,400,000	9,398
Mizuho Capital Investment (USD) 2 Ltd. 14.95%[4,5]	167,300,000	194,370
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[4,5]	50,000	40
Barclays Bank PLC 7.434%[3,4,5]	77,913,000	61,162
Barclays Bank PLC 8.55%[4,5]	8,061,000	6,368
Barclays Bank PLC 6.86%[4,5]	5,207,000	3,497
Barclays Bank PLC, Series 1, 6.278% noncumulative[5]	3,200,000	2,128
Barclays Bank PLC 7.375%[4,5]	2,457,000	1,796
Barclays Bank PLC 5.926%[4,5]	1,000,000	641
Vornado Realty Trust, Series I, 6.625%	3,380,000	66,552
JPMorgan Chase & Co., Series I, 7.90%[5]	49,330,000	47,030
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up4,5	25,000,000	24,750
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000	10,850
BNP Paribas 7.195%[4,5]	35,100,000	25,950
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	9,135,000	7,818
Woori Bank 6.208%[4,5]	45,000,000	32,013
Société Générale 5.922%[4,5]	48,073,000	30,809
Public Storage, Inc., Series F, 6.45%	1,000,000	20,600
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	9,808
Santander Finance Preferred S.A., Unipersonal, 6.50%	820,000	18,132
PNC Preferred Funding Trust I 6.517%[4,5]	30,900,000	18,303
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	39,475,000	18,233
ILFC E-Capital Trust I 5.90%[4,5]	25,300,000	8,223
ILFC E-Capital Trust II 6.25%[4,5]	18,790,000	6,107
QBE Capital Funding II LP 6.797%[4,5]	18,715,000	13,880
General Motors Corp. 9.00%[4]	28,785	13,256
Fannie Mae, Series O, 7.00%[4,5]	3,275,507	8,189
Fannie Mae, Series S, 8.25% noncumulative	1,511,450	2,966
AXA SA, Series B, 6.379%[4,5]	15,625,000	10,966
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	11,772,000	8,603
Royal Bank of Scotland Group PLC, Series U, 7.64%[5]	16,800,000	7,737
Standard Chartered PLC 6.409%[4,5]	10,000,000	6,709
XL Capital Ltd., Series E, 6.50%[5]	10,000,000	5,958
BAC Capital Trust XIV 5.63%[5]	10,000,000	5,903
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[5]	8,805,000	5,731
Freddie Mac, Series W, 5.66%[2]	1,912,800	2,032
Freddie Mac, Series Z, 8.375%[2]	1,100,000	1,444
Freddie Mac, Series V, 5.57%[2]	759,375	807
Shinhan Bank 5.663% 2035[5]	2,075,000	1,531
Shinhan Bank 6.819% 2036[5]	400,000	283
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2,4]	2,948,000	30
		920,485

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		6,428

Total preferred stocks (cost: $1,243,701,000)		926,913

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[2,3]	18,316	1
XO Holdings, Inc., Series B, warrants, expire 2010[2]	13,738	—
XO Holdings, Inc., Series C, warrants, expire 2010[2]	13,738	—
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	15,000	—
		1

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[2,3,4]	3,456	—

FINANCIALS — 0.00%
Citigroup Inc., warrants, expire 2019[2,3]	54.923077	—

Total warrants (cost: $779,000)		1

	Shares or
Convertible securities — 2.25%	principal amount

HEALTH CARE — 0.62%
Schering-Plough Corp., 6.00% convertible preferred 2010	1,000,000	233,240
Mylan Inc. 6.50% convertible preferred 2010	140,000	123,480
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000	13,050
		369,770

MATERIALS — 0.35%
Cia. Vale do Rio Doce, Class A, 5.50% convertible preferred 2010	1,000,000	41,810
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000	107,071
Georgia Gulf Corp. 10.00% convertible preferred[1,2,3,4]	2,545,684	35,212
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	290,000	26,749
		210,842

FINANCIALS — 0.28%
Citigroup, Series M, Common Stock Equivalent[2,3]	54.923077	165,401
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 2029[1,4]	$463,000	521
		165,922

CONSUMER STAPLES — 0.22%
Archer Daniels Midland Co., 6.25% convertible preferred 2011, units	2,570,000	101,386
Bunge Ltd. 5.125% convertible preferred 2010	13,300	9,144
Bunge Ltd. 4.875% convertible preferred	272,700	24,894
		135,424

INFORMATION TECHNOLOGY — 0.17%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$92,245,000	56,269
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$63,525,000	47,088
		103,357

ENERGY — 0.11%
El Paso Corp., 4.99% convertible preferred	73,150	63,641

INDUSTRIALS — 0.05%
UAL Corp. 4.50% convertible notes 2021	$72,600,000	28,496

CONSUMER DISCRETIONARY — 0.00%
Ford Motor Co. 4.25% convertible notes 2036	$700	1

MISCELLANEOUS — 0.45%
Other convertible securities in initial period of acquisition		271,079

Total convertible securities (cost: $1,487,695,000)		1,348,532

	Principal amount
Bonds & notes — 34.61%	(000)

MORTGAGE-BACKED OBLIGATIONS[6] — 6.29%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$36,750	38,263
Fannie Mae 4.89% 2012	10,000	10,509
Fannie Mae 4.00% 2015	3,676	3,796
Fannie Mae 7.00% 2016	125	134
Fannie Mae 5.00% 2018	10,667	11,250
Fannie Mae 5.50% 2018	9,252	9,824
Fannie Mae 10.00% 2018	184	210
Fannie Mae 5.50% 2020	25,676	27,199
Fannie Mae 6.00% 2021	1,025	1,092
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	16,643	17,109
Fannie Mae 5.00% 2022	16,537	17,229
Fannie Mae 9.50% 2022	178	200
Fannie Mae 5.50% 2023	46,932	49,306
Fannie Mae 5.50% 2023	22,953	24,114
Fannie Mae 7.50% 2023	7	7
Fannie Mae 4.00% 2024	34,468	34,849
Fannie Mae 4.00% 2024	20,761	20,991
Fannie Mae 4.00% 2024	19,858	20,077
Fannie Mae 4.00% 2024	3,173	3,207
Fannie Mae 4.50% 2024	32,081	32,987
Fannie Mae 5.50% 2017	20,155	21,116
Fannie Mae 10.00% 2025	125	129
Fannie Mae, Series 2001-4, Class GA, 10.086% 2025[5]	635	722
Fannie Mae, Series 2001-4, Class NA, 11.838% 2025[5]	47	53
Fannie Mae 6.00% 2026	15,716	16,571
Fannie Mae 7.00% 2026	2,054	2,241
Fannie Mae 6.00% 2028	23,164	24,350
Fannie Mae 7.00% 2028	6,301	6,875
Fannie Mae 7.00% 2028	1,107	1,208
Fannie Mae 7.50% 2031	267	293
Fannie Mae, Series 2001-20, Class E, 9.626% 2031[5]	526	598
Fannie Mae 5.50% 2033	3,516	3,663
Fannie Mae 4.567% 2035[5]	4,017	4,173
Fannie Mae 5.00% 2035	92,721	95,227
Fannie Mae 5.50% 2035	13,087	13,622
Fannie Mae 5.50% 2035	6,048	6,306
Fannie Mae 6.50% 2035	385	415
Fannie Mae 7.00% 2035	6,795	7,419
Fannie Mae 5.50% 2036	30,911	32,150
Fannie Mae 6.00% 2036	17,565	18,470
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	7,045	7,427
Fannie Mae 6.50% 2036	13,441	14,346
Fannie Mae 5.50% 2037	83,128	86,538
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	21,339	22,254
Fannie Mae 5.50% 2037	16,443	17,118
Fannie Mae 5.63% 2037[5]	14,212	15,037
Fannie Mae 6.00% 2037	320,698	336,871
Fannie Mae 6.00% 2037	66,683	70,045
Fannie Mae 6.00% 2037	28,562	30,020
Fannie Mae 6.00% 2037	26,147	27,539
Fannie Mae 6.00% 2037	18,337	19,262
Fannie Mae 6.00% 2037	17,424	18,227
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	16,141	17,036
Fannie Mae 6.00% 2037	9,446	9,955
Fannie Mae 6.00% 2037	8,781	9,224
Fannie Mae 6.00% 2037	2,114	2,215
Fannie Mae 6.50% 2037	50,846	54,272
Fannie Mae 6.50% 2037	14,337	15,357
Fannie Mae 6.50% 2037	12,366	13,199
Fannie Mae 6.50% 2037	12,156	13,020
Fannie Mae 6.50% 2037	11,211	11,940
Fannie Mae 6.50% 2037	6,527	6,966
Fannie Mae 7.00% 2037	30,714	33,340
Fannie Mae 7.00% 2037	21,417	23,369
Fannie Mae 7.00% 2037	11,869	12,884
Fannie Mae 7.00% 2037	9,674	10,502
Fannie Mae 7.00% 2037	8,828	9,583
Fannie Mae 7.00% 2037	6,664	7,234
Fannie Mae 7.00% 2037	3,593	3,868
Fannie Mae 7.00% 2037	3,115	3,353
Fannie Mae 7.00% 2037	1,867	2,026
Fannie Mae 7.50% 2037	20,650	22,399
Fannie Mae 7.50% 2037	3,822	4,146
Fannie Mae 7.50% 2037	2,924	3,171
Fannie Mae 7.50% 2037	1,252	1,358
Fannie Mae 7.50% 2037	946	1,019
Fannie Mae 7.50% 2037	747	804
Fannie Mae 8.00% 2037	1,211	1,271
Fannie Mae 8.00% 2037	1,121	1,177
Fannie Mae 4.50% 2038	13,043	13,130
Fannie Mae 5.50% 2038	86,022	89,321
Fannie Mae 6.00% 2038	27,847	29,242
Fannie Mae 5.00% 2038	23,736	24,289
Fannie Mae 6.00% 2039	87,733	92,089
Fannie Mae: 6.00% 2037	13,160	13,795
Fannie Mae 6.50% 2039	30,000	32,086
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,255	1,354
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	858	939
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	600	668
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,357	1,489
Fannie Mae 6.50% 2047	5,238	5,581
Fannie Mae 6.50% 2047	5,223	5,565
Fannie Mae 6.50% 2047	4,987	5,314
Fannie Mae 6.50% 2047	3,632	3,869
Fannie Mae 6.50% 2047	3,401	3,624
Fannie Mae 6.50% 2047	2,021	2,153
Fannie Mae 6.50% 2047	1,409	1,501
Fannie Mae 6.50% 2047	1,034	1,102
Fannie Mae 7.00% 2047	5,539	5,995
Fannie Mae 7.00% 2047	3,346	3,621
Fannie Mae 7.00% 2047	3,019	3,267
Fannie Mae 7.00% 2047	2,684	2,905
Fannie Mae 7.00% 2047	1,574	1,703
Freddie Mac 8.50% 2009	—	—
Freddie Mac 8.50% 2010	6	6
Freddie Mac 5.00% 2018	6,554	6,904
Freddie Mac 5.50% 2018	3,248	3,443
Freddie Mac 11.00% 2018	114	129
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	25,753
Freddie Mac 5.50% 2019	8,788	9,317
Freddie Mac, Series 178, Class Z, 9.25% 2021	66	72
Freddie Mac, Series 2289, Class NB, 11.347% 2022[5]	115	132
Freddie Mac 5.00% 2023	23,194	24,115
Freddie Mac 5.00% 2023	20,412	21,222
Freddie Mac 5.00% 2023	13,899	14,451
Freddie Mac 5.00% 2023	7,328	7,632
Freddie Mac 5.00% 2024	27,365	28,395
Freddie Mac 6.00% 2026	3,586	3,781
Freddie Mac 6.00% 2027	6,233	6,554
Freddie Mac 4.627% 2035[5]	5,720	5,958
Freddie Mac 5.00% 2035	10,422	10,694
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,919	5,173
Freddie Mac 5.00% 2036	8,991	9,213
Freddie Mac, Series 3257, Class PA, 5.50% 2036	21,044	22,083
Freddie Mac 7.00% 2036	1,688	1,826
Freddie Mac 5.00% 2037	2,650	2,715
Freddie Mac, Series 3286, Class JN, 5.50% 2037	28,382	29,595
Freddie Mac, Series 3312, Class PA, 5.50% 2037	21,646	22,569
Freddie Mac, Series 3318, Class JT, 5.50% 2037	15,923	16,604
Freddie Mac, Series 3271, Class OA, 6.00% 2037	19,981	21,357
Freddie Mac 6.50% 2037	6,576	7,030
Freddie Mac 5.932% 2038[5]	3,766	3,962
Freddie Mac 6.50% 2038	27,487	29,358
Freddie Mac 5.00% 2039	27,710	28,338
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	63,503	57,295
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	12,471	8,520
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	5,734
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	11,598	7,419
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,644	2,622
Countrywide Alternative Loan Trust, Series 2006-14CB, Class A-2, 0.685% 2036[5]	4,891	2,100
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	10,000	6,029
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.635% 2037[5]	26,195	11,882
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	14,423	8,645
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	35,051	19,952
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.84% 2047[5]	27,337	14,285
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.904% 2047[5]	15,623	8,458
Government National Mortgage Assn. 9.50% 2009	1	1
Government National Mortgage Assn. 9.00% 2016	29	33
Government National Mortgage Assn. 8.50% 2017	7	7
Government National Mortgage Assn. 8.50% 2017	3	3
Government National Mortgage Assn. 8.50% 2021	146	163
Government National Mortgage Assn. 8.50% 2021	26	28
Government National Mortgage Assn. 8.50% 2021	5	5
Government National Mortgage Assn. 9.50% 2021	93	106
Government National Mortgage Assn. 10.00% 2021	975	1,124
Government National Mortgage Assn. 10.00% 2025	889	1,019
Government National Mortgage Assn. 6.00% 2038	66,000	69,468
Government National Mortgage Assn. 6.50% 2038	38,262	40,732
Government National Mortgage Assn. 6.50% 2038	2,948	3,139
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.787% 2036[5]	10,000	5,965
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.324% 2037[5]	18,744	14,288
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.737% 2037[5]	47,319	32,354
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.798% 2037[5]	16,110	9,046
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.808% 2037[5]	31,643	23,596
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.846% 2037[5]	15,599	10,237
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	7,250	6,764
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[4]	20,000	18,947
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4]	37,375	34,673
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[4]	20,500	18,816
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[4]	5,550	5,066
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	2,027	2,046
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,615	1,615
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	14,075
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	750	758
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687	11,453
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,807	2,812
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	3,840	3,333
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[5]	27,700	24,529
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	9,857	9,858
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	10,000	9,900
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3,4]	7,000	6,860
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	12,000	11,731
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[3,4]	5,000	4,850
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4]	18,000	17,091
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4]	17,000	15,949
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[4]	1,670	1,553
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,638	3,730
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,653	2,388
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,345	7,617
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,607	3,501
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,767	9,036
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	10,038
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,162
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[5]	8,000	7,811
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[5]	3,050	2,958
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	10,900	10,510
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	37,750	36,425
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3,4]	9,000	8,820
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3,4]	16,575	16,243
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[3,4]	1,250	1,225
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.493% 2035[5]	5,775	3,527
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.175% 2037[5]	17,864	12,445
CHL Mortgage Pass-Through Trust, Series 2007-8, Class 1-A-1, 6.00% 2038	8,138	6,367
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.92% 2047[5]	34,883	23,201
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.075% 2047[5]	19,978	13,292
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.605% 2037[5]	10,142	5,774
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.065% 2037[5]	14,623	6,966
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	30,996	20,916
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	41,015	23,413
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,965
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	5,000	4,852
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[5]	22,000	21,329
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	11,992
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	6,065	5,514
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.715% 2036[5]	12,021	8,745
Wells Fargo Mortgage-backed Securities Trust, Series 2007-11, Class A-96, 6.00% 2037	41,887	35,300
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.665% 2036[5]	6,150	3,636
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.879% 2036[5]	10,534	6,544
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.884% 2036[5]	25,834	16,473
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.88% 2037[5]	10,019	5,726
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.901% 2047[5]	6,177	3,858
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	2,494	2,370
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 2044[5]	13,000	12,405
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[5]	17,000	16,265
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.625% 2036[5]	15,101	9,599
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.922% 2036[5]	38,572	20,110
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,717	10,070
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[5]	3,000	2,743
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.219% 2045[5]	17,730	16,268
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.557% 2035[5]	17,701	11,996
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.219% 2036[5]	23,183	13,152
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.604% 2037[5]	5,263	2,645
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	24,214	23,646
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.039% 2035[5]	12,370	8,282
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	11,656
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.65% 2036[5]	4,798	3,220
Bank of America 5.50% 2012[4]	22,500	23,044
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)[5]	27,410	21,568
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	18,800	10,733
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	18,195	10,366
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	6,051	4,400
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.436% 2035[5]	9,008	4,706
Residential Accredit Loans, Inc., Series 2007-QS5, Class A-5, 0.585% 2037[5]	19,621	7,808
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	6,710	3,822
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	21,353	20,096
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[5]	20,250	18,915
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	9,890	9,890
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	10,000	8,890
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 2042[5]	17,875	18,040
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	17,500	17,460
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[3]	16,095	16,272
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	20,000	16,102
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	12,681	12,244
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,110	3,063
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.405% 2046[5]	14,800	13,789
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	11,545	11,976
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[5]	11,422	11,034
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.185% 2035[5]	15,686	10,857
Banc of America Funding Trust, Series 2007-7, Class 2-A-1, 6.00% 2037	15,452	10,806
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	9,881	10,413
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.73% 2036[5]	2,000	1,193
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.782% 2037[5]	13,875	8,476
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.428% 2027[4,5]	213	154
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.536% 2027[4,5]	181	159
Structured Asset Securities Corp., Series 2005-3, Class 1-A-5, 5.00% 2035	11,162	8,790
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	16,152	7,716
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	9,504	7,397
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,759
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 2018[4]	6,000	6,484
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	6,000	6,280
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.455% 2037[5]	13,308	6,279
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	6,497	5,950
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.866% 2036[5]	10,046	4,959
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	401	404
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	3,900	3,909
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	3,819	4,002
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	4,678	2,805
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	2,652	2,651
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.658% 2031[4,5]	18,430	401
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,466	1,474
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 4.808% 2036[5]	2,947	1,485
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.964% 2036[5]	874	472
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	263	248
		3,768,710

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.54%
U.S. Treasury 1.125% 2011	57,260	57,003
U.S. Treasury 4.50% 2011	16,165	17,358
U.S. Treasury 4.625% 2011	407,750	439,701
U.S. Treasury 4.875% 2011	53,820	57,430
U.S. Treasury 3.00% 2012[3,7]	114,173	120,818
U.S. Treasury 2.75% 2013	10,345	10,566
U.S. Treasury 3.375% 2013	146,750	154,111
U.S. Treasury 3.50% 2013	52,000	54,852
U.S. Treasury 3.625% 2013	171,910	182,144
U.S. Treasury 4.25% 2013	110,582	119,782
U.S. Treasury 1.875% 2014	50,000	48,699
U.S. Treasury 2.25% 2014	70,000	69,229
U.S. Treasury 4.25% 2014	91,000	98,237
U.S. Treasury 1.875% 2015[3,7]	74,756	75,800
U.S. Treasury 2.375% 2016	8,600	8,233
U.S. Treasury 3.25% 2016	70,695	71,347
U.S. Treasury 3.25% 2016	41,620	41,935
U.S. Treasury 8.875% 2017	7,500	10,380
U.S. Treasury 1.625% 2018[3,7]	20,414	20,329
U.S. Treasury 3.50% 2018	351,940	354,537
U.S. Treasury 3.75% 2018	42,900	43,770
U.S. Treasury 2.75% 2019	2,800	2,631
U.S. Treasury 3.125% 2019	65,100	63,081
U.S. Treasury 8.125% 2019	24,000	32,923
U.S. Treasury 7.875% 2021	50,000	68,097
U.S. Treasury 6.25% 2023	175,190	214,306
U.S. Treasury 6.00% 2026	20,000	24,188
U.S. Treasury 6.50% 2026	14,385	18,352
U.S. Treasury 5.50% 2028	49,375	57,075
U.S. Treasury 4.50% 2036	204,890	211,293
U.S. Treasury 4.375% 2038	39,755	40,159
U.S. Treasury 3.50% 2039	70,000	60,517
U.S. Treasury Principal Strip 0% 2039	16,000	4,356
Fannie Mae 5.25% 2012	74,000	78,345
Fannie Mae 4.625% 2013	80,000	83,192
Fannie Mae 6.25% 2029	47,000	56,072
Federal Home Loan Bank 1.75% 2012	46,960	46,747
Federal Home Loan Bank 3.625% 2013	29,815	31,070
Federal Home Loan Bank 5.25% 2014	11,125	12,333
Freddie Mac 6.625% 2009	39,355	39,650
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	4,400	4,441
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,842
CoBank ACB 7.875% 2018[4]	10,000	9,616
CoBank ACB 1.229% 2022[4,5]	8,315	5,682
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	11,000	11,653
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000	3,214
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,885
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,646
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,634
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,402
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	12,000	12,337
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,361
		3,321,361

CONSUMER DISCRETIONARY — 4.26%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	39,050	41,979
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	48,548	48,669
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350	23,408
Charter Communications Operating, LLC, Term Loan B, 4.25% 2014[5,6,8]	49,570	45,564
Charter Communications Operating, LLC, Term Loan B, 7.25% 2014[5,6,8]	6,913	6,921
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	15,000	15,038
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	24,550	26,637
CCH I, LLC and CCH I Capital Corp. 11.00% 2015[9]	1,725	222
Allison Transmission Holdings, Inc., Term Loan B, 3.06% 2014[5,6,8]	112,644	98,106
Allison Transmission Holdings, Inc. 11.00% 2015[4]	24,300	22,235
Allison Transmission Holdings, Inc. 12.00% 2015[4,5,10]	60,950	50,284
NTL Cable PLC 8.75% 2014	30,564	31,022
NTL Cable PLC 9.125% 2016	32,000	32,480
NTL Cable PLC 9.50% 2016	86,065	88,647
Univision Communications, Inc., First Lien Term Loan B, 2.535% 2014[5,6,8]	78,344	63,491
Univision Communications Inc. 12.00% 2014[4]	11,435	12,235
Univision Communications Inc. 10.50% 2015[4,5,10]	104,290	69,874
News America Inc. 5.30% 2014	29,150	30,331
News America Holdings Inc. 8.00% 2016	6,000	6,862
News America Inc. 7.25% 2018	1,405	1,582
News America Holdings Inc. 8.25% 2018	4,000	4,765
News America Inc. 6.90% 2019[4]	30,000	34,030
News America Inc. 6.40% 2035	750	750
News America Inc. 6.65% 2037	22,000	22,874
News America Inc. 6.75% 2038	15,000	15,270
News America Inc. 7.85% 2039[4]	3,500	4,040
Michaels Stores, Inc., Term Loan B, 2.563% 2013[5,6,8]	30,882	25,419
Michaels Stores, Inc. 10.00% 2014	85,125	80,443
Michaels Stores, Inc. 0%/13.00% 2016[11]	2,245	1,033
Time Warner Inc. 5.50% 2011	5,185	5,497
AOL Time Warner Inc. 6.75% 2011	3,815	4,069
AOL Time Warner Inc. 6.875% 2012	18,450	20,151
Time Warner Companies, Inc. 9.125% 2013	5,000	5,793
Time Warner Inc. 5.875% 2016	19,985	21,007
Time Warner Companies, Inc. 7.25% 2017	9,500	10,468
AOL Time Warner Inc. 7.625% 2031	10,750	11,692
Time Warner Inc. 6.50% 2036	19,000	19,136
Cox Communications, Inc. 7.875% 2009	12,500	12,521
Cox Communications, Inc. 4.625% 2010	8,250	8,332
Cox Communications, Inc. 7.75% 2010	10,000	10,527
Cox Communications, Inc. 5.45% 2014	13,500	14,255
Cox Communications, Inc. 5.875% 2016[4]	25,000	26,072
Cox Communications, Inc. 8.375% 2039[4]	16,845	21,115
Time Warner Cable Inc. 7.50% 2014	22,400	25,562
Time Warner Cable Inc. 6.75% 2018	29,000	32,288
Time Warner Cable Inc. 8.25% 2019	3,500	4,258
Time Warner Cable Inc. 6.55% 2037	25,000	26,763
Federated Retail Holdings, Inc. 5.35% 2012	4,490	4,406
Macy’s Retail Holdings, Inc. 8.875% 2015[5]	17,510	18,155
Federated Retail Holdings, Inc. 5.90% 2016	56,600	51,374
Federated Retail Holdings, Inc. 6.375% 2037	14,300	10,741
Toys “R” Us, Inc. 7.625% 2011	38,345	36,044
Toys “R” Us-Delaware, Inc., Term Loan B, 4.536% 2012[5,6,8]	14,940	14,427
Toys “R” Us, Inc. 10.75% 2017[4]	30,000	30,900
MGM MIRAGE 8.50% 2010	49,305	46,717
MGM MIRAGE 6.75% 2012	9,150	7,000
MGM MIRAGE 6.75% 2013	8,200	6,294
MGM MIRAGE 13.00% 2013[4]	10,725	12,146
MGM MIRAGE 10.375% 2014[4]	1,675	1,805
MGM MIRAGE 7.50% 2016	4,000	2,940
MGM MIRAGE 11.125% 2017[4]	2,450	2,707
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,375	65,593
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,743
J.C. Penney Co., Inc. 8.00% 2010	35,705	36,147
J.C. Penney Co., Inc. 9.00% 2012	12,006	12,618
J.C. Penney Corp., Inc. 5.75% 2018	13,000	11,911
Comcast Cable Communications, Inc. 6.75% 2011	4,660	4,964
Comcast Corp. 5.85% 2015	13,200	14,326
Comcast Corp. 5.90% 2016	10,000	10,718
Comcast Corp. 6.30% 2017	4,000	4,412
Comcast Corp. 6.45% 2037	13,500	14,499
Comcast Corp. 6.95% 2037	10,275	11,709
Royal Caribbean Cruises Ltd. 8.75% 2011	27,025	27,160
Royal Caribbean Cruises Ltd. 11.875% 2015	18,175	18,811
Staples, Inc. 7.75% 2011	16,115	17,163
Staples, Inc. 7.375% 2012	9,000	9,582
Staples, Inc. 9.75% 2014	15,625	18,322
AMC Entertainment Inc. 8.75% 2019[4]	42,400	41,976
TL Acquisitions, Inc., Term Loan B, 2.79% 2014[5,6,8]	15,115	13,017
Thomson Learning 10.50% 2015[4]	33,050	28,588
Warner Music Group 7.375% 2014	22,665	20,625
Warner Music Group 9.50% 2016[4]	17,300	18,425
Dollar General Corp., Term Loan B2, 3.06% 2014[5,6,8]	5,000	4,857
Dollar General Corp. 10.625% 2015	19,125	21,420
Dollar General Corp. 11.875% 2017[5,10]	11,200	12,600
Regal Cinemas Corp., Series B, 9.375% 2012	7,250	7,286
Regal Cinemas Corp. 8.625% 2019[4]	29,095	30,113
Boyd Gaming Corp. 7.75% 2012	28,400	27,761
Boyd Gaming Corp. 6.75% 2014	10,504	9,427
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144	5,195
Tenneco Automotive Inc. 8.625% 2014	27,750	24,004
Tenneco Inc. 8.125% 2015	6,950	6,342
Cinemark USA, Inc., Term Loan B, 2.21% 2013[5,6,8]	3,696	3,546
Cinemark USA, Inc. 8.625% 2019[4]	30,375	31,590
Quebecor Media Inc. 7.75% 2016	24,450	23,350
Quebecor Media Inc. 7.75% 2016	11,195	10,691
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,150	14,597
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	8,439
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,718
Marriott International, Inc., Series J, 5.625% 2013	8,745	8,748
Marriott International, Inc., Series I, 6.375% 2017	19,500	18,689
Target Corp. 6.00% 2018	24,500	26,741
Walt Disney Co. 6.375% 2012	15,000	16,542
Walt Disney Co. 5.625% 2016	3,000	3,301
Walt Disney Co. 5.875% 2017	4,000	4,417
UPC Holding BV 9.875% 2018[4]	23,000	23,000
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	24,535	22,879
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	7,187	7,376
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 7.625% 2016	15,000	15,263
CSC Holdings, Inc., Series B, 6.75% 2012	400	400
CSC Holdings, Inc. 8.50% 2014[4]	7,000	7,245
CSC Holdings, Inc. 8.625% 2019[4]	14,375	14,842
Thomson Reuters Corp. 5.95% 2013	3,625	3,917
Thomson Reuters Corp. 6.50% 2018	14,260	15,770
Seminole Tribe of Florida 6.535% 2020[4,6]	10,000	8,417
Seminole Tribe of Florida 7.804% 2020[4,6]	9,980	8,200
Viacom Inc. 5.75% 2011	2,500	2,613
Viacom Inc. 6.25% 2016	12,750	13,482
Kabel Deutschland GmbH 10.625% 2014	14,825	15,603
Princeton University 4.95% 2019	15,000	15,538
KB Home 6.25% 2015	16,905	15,384
Beazer Homes USA, Inc. 8.375% 2012	11,298	7,965
Beazer Homes USA, Inc. 8.125% 2016	13,050	7,373
Meritage Corp. 7.00% 2014	4,960	4,216
Meritage Homes Corp. 6.25% 2015	5,350	4,400
Meritage Corp. 7.731% 2017[4]	9,500	6,413
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,733
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,444
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,490
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	6,099
President & Fellows of Harvard University 5.00% 2014[4]	12,000	12,861
Vidéotron Ltée 6.875% 2014	7,169	7,061
Vidéotron Ltée 6.375% 2015	4,905	4,586
Seneca Gaming Corp. 7.25% 2012	8,000	7,440
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,046
Hanesbrands Inc., Series B, 4.593% 2014[5]	12,300	10,455
LBI Media, Inc. 8.50% 2017[4]	19,605	10,391
Education Management LLC and Education Management Finance Corp. 8.75% 2014	8,640	8,716
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,570	1,605
Neiman Marcus Group, Inc. 9.75% 2015[5,10]	11,858	8,834
ERAC USA Finance Co. 7.00% 2037[4]	10,000	8,410
American Media Operation 9.00% 2013[4,10]	966	493
American Media Operation 14.00% 2013[4,5,10]	15,329	7,741
CBS Corp. 8.875% 2019	7,100	7,404
Radio One, Inc. 6.375% 2013	22,565	7,164
Bon-Ton Department Stores, Inc. 10.25% 2014	12,850	6,232
Claire’s Stores, Inc., Term Loan B, 3.035% 2014[5,6,8]	9,059	5,997
Technical Olympic USA, Inc. 9.00% 2010[9]	10,675	1,228
Technical Olympic USA, Inc. 9.00% 2010[9]	7,815	899
Technical Olympic USA, Inc. 9.25% 2011[4,9]	33,175	3,815
Wendy’s/Arby’s Group Inc. 10.00% 2016[4]	5,400	5,589
Standard Pacific Corp. 6.25% 2014	2,800	2,086
Standard Pacific Corp. 7.00% 2015	3,830	2,892
Sealy Mattress Co. 8.25% 2014	3,325	3,051
Sealy Mattress Co. 10.875% 2016[4]	1,425	1,560
Cooper-Standard Automotive Inc. 7.00% 2012[9]	19,650	4,520
WPP Finance (UK) 8.00% 2014	4,000	4,269
Liberty Media Corp. 8.25% 2030	4,325	3,136
Goodyear Tire & Rubber Co. 5.01% 2009[5]	3,000	3,004
Pinnacle Entertainment, Inc. 7.50% 2015	3,075	2,744
Fox Acquisition LLC 13.375% 2016[4]	4,175	2,401
Delphi Automotive Systems Corp. 6.55% 2006[9]	17,105	107
Delphi Automotive Systems Corp. 6.50% 2009[9]	54,466	340
Delphi Corp. 6.50% 2013[9]	72,580	272
Delphi Automotive Systems Corp. 7.125% 2029[9]	104,355	652
Delphi Trust I 8.25% 2033[3,9]	30,031	—
Local T.V. Finance LLC 10.00% 2015[4,5,10]	5,014	1,141
Ford Motor Co. 9.50% 2011	1,000	895
Kohl’s Corp. 6.00% 2033	180	170
Kohl’s Corp. 6.875% 2037	320	337
Visteon Corp. 7.00% 2014[9]	18,000	405
		2,557,067

FINANCIALS — 4.20%
Simon Property Group, LP 4.875% 2010	5,000	5,043
Simon Property Group, LP 5.375% 2011	32,700	33,569
Simon Property Group, LP 6.35% 2012	5,000	5,083
Simon Property Group, LP 5.30% 2013	6,000	5,987
Simon Property Group, LP 5.25% 2016	89,670	81,748
Simon Property Group, LP 6.10% 2016	5,550	5,320
Simon Property Group, LP 5.875% 2017	32,510	30,589
Simon Property Group, LP 6.125% 2018	48,390	45,830
Simon Property Group, LP 10.35% 2019	5,000	5,990
Ford Motor Credit Co. 7.375% 2009	26,200	26,154
Ford Motor Credit Co. 9.75% 2010[5]	58,100	57,843
Ford Motor Credit Co. 7.25% 2011	4,450	4,181
Ford Motor Credit Co. 7.375% 2011	1,800	1,736
Ford Motor Credit Co. 9.875% 2011	7,500	7,435
Ford Motor Credit Co. 3.26% 2012[5]	63,005	53,633
Ford Motor Credit Co. 7.80% 2012	3,500	3,292
Ford Motor Credit Co. 8.00% 2016	9,925	8,908
Westfield Group 5.40% 2012[4]	15,490	15,581
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	25,275	23,280
Westfield Group 7.50% 2014[4]	20,000	20,414
Westfield Group 5.70% 2016[4]	47,925	43,268
Westfield Group 7.125% 2018[4]	50,890	49,440
Bank of America Corp. 4.25% 2010	840	854
Bank of America Corp. 4.375% 2010	10,199	10,401
Countrywide Financial Corp., Series A, 4.50% 2010	2,695	2,719
Bank of America Corp. 4.50% 2010	1,625	1,652
Countrywide Financial Corp., Series B, 5.80% 2012	16,495	16,941
Bank of America Corp., Series L, 7.375% 2014	12,000	13,085
Bank of America Corp. 5.30% 2017	61,990	56,542
Bank of America Corp. 6.10% 2017	12,500	11,913
Bank of America Corp. 5.65% 2018	6,850	6,545
Merrill Lynch & Co., Inc. 6.875% 2018	7,500	7,572
NB Capital Trust II 7.83% 2026	5,575	4,767
NB Capital Trust IV 8.25% 2027	6,205	5,460
Residential Capital Corp. 8.375% 2010	14,500	10,150
General Motors Acceptance Corp. 6.875% 2011[4]	58,489	54,541
General Motors Acceptance Corp. 7.25% 2011[4]	13,998	13,333
General Motors Acceptance Corp. 6.875% 2012[4]	6,851	6,269
General Motors Acceptance Corp. 7.00% 2012[4]	21,516	19,687
General Motors Acceptance Corp. 7.50% 2013[4]	6,484	5,576
General Motors Acceptance Corp. 2.868% 2014[4,5]	10,438	7,633
General Motors Acceptance Corp. 8.00% 2018[4]	6,366	4,902
CIT Group Inc., Series A, 0.974% 2009[5]	13,250	10,352
CIT Group Inc. 6.50% 2009[3]	15	8
CIT Group Inc. 6.875% 2009	15,000	8,874
CIT Group Inc. 0.759% 2010[5]	5,000	2,931
CIT Group Inc. 4.25% 2010	14,774	8,643
CIT Group Inc. 7.625% 2012	8,310	4,536
CIT Group Inc., Term Loan, 13.00% 2012[5,6,8]	70,000	73,045
CIT Group Inc. 5.40% 2013	511	274
CIT Group Inc. 12.00% 2018[4]	21,073	2,845
Liberty Mutual Group Inc. 6.50% 2035[4]	21,275	15,062
Liberty Mutual Group Inc. 7.50% 2036[4]	10,530	7,707
Liberty Mutual Group Inc., Series A, 7.80% 2087[4,5]	9,070	6,090
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	79,430	67,049
Zions Bancorporation 5.65% 2014	30,260	19,867
Zions Bancorporation 5.50% 2015	44,392	29,208
Zions Bancorporation 6.00% 2015	59,970	39,445
Independence Community Bank Corp. 4.90% 2010	5,000	4,985
Sovereign Bancorp, Inc. 2.738% 2013[5]	7,710	6,487
Santander Issuances, SA Unipersonal 0.969% 2016[4,5]	15,200	12,729
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	15,700	12,565
Sovereign Bancorp, Inc. 8.75% 2018	37,380	40,214
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	12,800	10,706
Realogy Corp., Term Loan B, 3.309% 2013[5,6,8]	43,696	33,927
Realogy Corp., Term Loan DD, 3.309% 2013[5,6,8]	4,987	3,872
Realogy Corp., Letter of Credit, 3.37% 2013[5,6,8]	13,024	10,112
Realogy Corp. 10.50% 2014	47,810	21,993
Realogy Corp. 11.75% 2014[5,10]	20,177	7,365
Capital One Financial Corp. 6.25% 2013	20,000	20,125
Capital One Capital III 7.686% 2036[5]	19,750	15,602
Capital One Capital IV 6.745% 2037[5]	10,850	7,831
Capital One Capital V 10.25% 2039	13,250	13,514
Rouse Co. 3.625% 2009[9]	32,561	23,607
Rouse Co. 7.20% 2012[9]	28,039	20,889
Rouse Co. 5.375% 2013[9]	2,770	2,036
Rouse Co. 6.75% 2013[4,9]	13,400	9,782
JPMorgan Chase & Co. 4.891% 2015[5]	10,000	8,789
JPMorgan Chase Bank NA 6.00% 2017	14,567	15,161
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	27,612	25,316
JPMorgan Chase Capital XX, Series T, 6.55% 2066[5]	2,726	2,332
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	3,100	2,622
UniCredito Italiano SpA 5.584% 2017[4,5]	32,750	28,416
UniCredito Italiano SpA 6.00% 2017[4]	23,150	20,359
HVB Funding Trust I 8.741% 2031[4]	4,670	3,246
SLM Corp., Series A, 5.40% 2011	15,000	12,555
SLM Corp., Series A, 0.804% 2014[5]	10,000	6,618
SLM Corp., Series A, 5.00% 2015	12,000	8,302
SLM Corp., Series A, 8.45% 2018	24,500	19,628
Hospitality Properties Trust 6.75% 2013[1]	28,915	26,956
Hospitality Properties Trust 5.125% 2015[1]	2,160	1,747
Hospitality Properties Trust 6.30% 2016[1]	2,400	1,950
Hospitality Properties Trust 5.625% 2017[1]	1,485	1,148
Hospitality Properties Trust 6.70% 2018[1]	16,175	13,144
Scotland International Finance No. 2 BV 4.25% 2013[4]	35	29
HBOS PLC 6.75% 2018[4]	34,625	26,641
HBOS PLC 6.00% 2033[4]	300	199
HBOS PLC 5.375% (undated)[4,5]	20,000	10,448
HBOS Capital Funding LP 6.071% (undated)[4,5]	12,400	4,745
Kimco Realty Corp. 6.00% 2012	3,250	3,107
Kimco Realty Corp., Series C, 5.783% 2016	22,000	19,050
Kimco Realty Corp. 5.70% 2017	21,985	18,583
Resona Bank, Ltd. 5.85% (undated)[4,5]	48,929	39,194
National City Preferred Capital Trust I 12.00% (undated)[5]	37,250	39,112
Goldman Sachs Group, Inc. 6.25% 2017	4,805	5,154
Goldman Sachs Group, Inc. 5.95% 2018	7,095	7,488
Goldman Sachs Group, Inc. 6.15% 2018	24,490	26,213
HSBC Finance Corp. 4.625% 2010	14,000	14,138
HSBC Finance Corp. 5.70% 2011	7,500	7,609
HSBC Holdings PLC 6.50% 2037	18,000	17,014
Standard Chartered Bank 6.40% 2017[4]	40,995	36,948
Korea Development Bank 5.30% 2013	29,600	29,233
Korea Development Bank 8.00% 2014	6,050	6,577
Fifth Third Capital Trust IV 6.50% 2067[5]	58,155	35,184
Lazard Group LLC 7.125% 2015	29,222	29,203
Lazard Group LLC 6.85% 2017	5,322	5,175
ProLogis 5.50% 2012	2,292	2,167
ProLogis 5.625% 2015	6,765	5,773
ProLogis 5.625% 2016	3,750	3,196
ProLogis 6.625% 2018	25,175	21,418
Metropolitan Life Global Funding I, 5.125% 2013[4]	10,000	10,204
MetLife Inc. 10.75% 2039[5]	2,500	2,681
MetLife Capital Trust IV 7.875% 2067[4,5]	21,500	18,321
MetLife Capital Trust X 9.25% 2068[4,5]	1,000	964
International Lease Finance Corp., Series R, 5.40% 2012	10,000	7,361
International Lease Finance Corp., Series R, 6.625% 2013	3,500	2,425
American General Finance Corp., Series I, 5.40% 2015	17,250	10,001
American General Finance Corp., Series J, 6.90% 2017	12,500	7,235
Host Marriott, LP, Series M, 7.00% 2012	15,050	14,975
Host Marriott, LP, Series K, 7.125% 2013	7,000	6,825
Host Marriott, LP, Series O, 6.375% 2015	950	883
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	3,550	3,310
Host Hotels & Resorts LP 9.00% 2017[4]	900	911
HSBK (Europe) BV 7.75% 2013[4]	2,165	1,781
HSBK (Europe) BV 7.25% 2017[4]	36,110	24,284
Prudential Financial, Inc., Series D, 6.10% 2017	5,000	4,916
Prudential Holdings, LLC, Series C, 8.695% 2023[4,6]	17,250	16,566
Prudential Financial, Inc. 8.875% 2068[5]	5,000	4,496
UnumProvident Finance Co. PLC 6.85% 2015[4]	28,500	23,585
ERP Operating LP 5.50% 2012	4,000	4,064
ERP Operating LP 6.625% 2012	2,000	2,066
ERP Operating LP 5.20% 2013	2,500	2,483
ERP Operating LP 6.584% 2015	2,705	2,654
ERP Operating LP 5.75% 2017	1,660	1,589
ERP Operating LP 7.125% 2017	10,000	10,153
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000	10,355
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000	5,353
DBS Bank Ltd. 1.119% 2021[4,5]	7,250	5,965
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	12,500	11,375
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	11,950	10,157
Lincoln National Corp. 5.65% 2012	12,000	11,887
Lincoln National Corp. 7.00% 2066[5]	11,040	7,342
Citigroup Inc. 6.50% 2013	5,000	5,099
Citigroup Inc. 6.00% 2017	6,375	5,844
Citigroup Inc. 6.125% 2017	8,000	7,369
Catlin Insurance Ltd. 7.249% (undated)[4,5]	34,090	18,089
American Express Co. 6.15% 2017	12,610	12,437
American Express Co. 8.15% 2038	4,500	5,088
New York Life Global Funding 4.65% 2013[4]	17,000	17,461
Wells Fargo & Co. 4.375% 2013	10,850	11,116
Corestates Capital I 8.00% 2026[4]	5,714	4,942
Monumental Global Funding 5.50% 2013[4]	10,000	9,711
Monumental Global Funding III 0.709% 2014[4,5]	8,000	6,307
Hartford Financial Services Group, Inc. 6.30% 2018	9,250	7,752
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	15,500	8,022
Morgan Stanley, Series F, 6.00% 2015	8,000	8,292
Morgan Stanley, Series F, 5.95% 2017	5,000	5,157
Royal Bank of Scotland Group PLC 5.00% 2013	6,427	5,553
Royal Bank of Scotland Group PLC 5.00% 2014	1,836	1,551
Royal Bank of Scotland Group PLC 5.05% 2015	6,136	4,848
Developers Diversified Realty Corp. 4.625% 2010	6,165	5,955
Developers Diversified Realty Corp. 5.375% 2012	2,000	1,706
Developers Diversified Realty Corp. 5.50% 2015	5,000	3,622
Barclays Bank PLC 5.20% 2014	10,050	10,434
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	10,134
Principal Life Insurance Co. 5.30% 2013	10,000	10,109
AXA SA 6.463% (undated)[4,5]	15,000	10,066
Genworth Financial, Inc. 6.15% 2066[5]	17,665	8,401
Banco Mercantil del Norte, SA 6.135% 2016[4,5]	2,000	1,794
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	6,850	5,750
Société Générale 5.75% 2016[4]	7,400	6,995
Paribas, New York Branch 6.95% 2013	6,000	6,078
BNP Paribas 4.80% 2015[4]	195	170
BNP Paribas 5.125% 2015[4]	245	231
Nationwide Mutual Insurance 5.81% 2024[4,5]	10,000	6,287
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,331
Schwab Capital Trust I 7.50% 2037[5]	1,795	1,546
Nationwide Financial Services, Inc. 6.75% 2067[5]	8,780	5,593
Northern Rock PLC 5.60% (undated)[3,4,5]	16,380	1,638
Northern Rock PLC 6.594% (undated)[3,4,5]	33,985	3,398
Huntington National Bank 5.50% 2016	510	379
Huntington National Bank 6.60% 2018	5,750	4,283
Huntington National Bank 5.375% 2019	384	266
CNA Financial Corp. 5.85% 2014	5,625	4,849
Brandywine Operating Partnership, LP 5.75% 2012	4,190	3,829
iStar Financial, Inc. 8.625% 2013	7,500	3,750
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	20,000	3,650
Credit Suisse Group AG 5.50% 2014	3,000	3,194
First Tennessee Bank 5.05% 2015	3,400	2,601
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,419
TuranAlem Finance BV 8.25% 2037[4]	10,000	2,150
Assurant, Inc. 5.625% 2014	2,295	2,057
LaBranche & Co Inc. 11.00% 2012	1,750	1,623
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,343
Chubb Corp. 6.375% 2067[5]	1,000	811
Ambac Financial Group, Inc. 6.15% 2087[5]	8,405	756
Capmark Financial Group Inc. 3.606% 2010[5]	1,555	531
		2,515,564

TELECOMMUNICATION SERVICES — 2.63%
Verizon Communications Inc. 3.75% 2011[4]	33,750	34,781
ALLTEL Corp. 7.00% 2012	17,686	19,628
Verizon Communications Inc. 5.55% 2014[4]	64,695	70,429
Verizon Global Funding Corp. 4.90% 2015	3,560	3,698
Verizon Communications Inc. 5.50% 2017	18,000	19,123
Verizon Communications Inc. 6.10% 2018	11,300	12,480
Verizon Communications Inc. 8.75% 2018	15,000	19,215
Verizon Communications Inc. 6.35% 2019	26,025	29,377
Verizon Global Funding Corp. 7.75% 2030	6,705	8,020
Verizon Communications Inc. 6.25% 2037	50,000	53,126
Nextel Communications, Inc., Series E, 6.875% 2013	89,000	81,658
Nextel Communications, Inc., Series F, 5.95% 2014	49,255	42,852
Nextel Communications, Inc., Series D, 7.375% 2015	136,815	123,476
Qwest Capital Funding, Inc. 7.90% 2010	42,010	42,535
Qwest Capital Funding, Inc. 7.25% 2011	83,120	82,704
Qwest Communications International Inc. 7.25% 2011	30,025	30,025
Qwest Corp. 8.875% 2012	12,400	12,927
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,218
U S WEST Capital Funding, Inc. 6.875% 2028	18,815	13,641
Qwest Capital Funding, Inc. 7.75% 2031	13,885	10,761
SBC Communications Inc. 6.25% 2011	5,500	5,855
AT&T Corp. 7.30% 2011[5]	8,205	9,119
AT&T Wireless Services, Inc. 8.125% 2012	16,935	19,236
AT&T Inc. 4.95% 2013	28,750	30,393
AT&T Inc. 6.70% 2013	15,000	16,964
SBC Communications Inc. 5.10% 2014	3,500	3,754
SBC Communications Inc. 5.625% 2016	10,000	10,702
AT&T Inc. 5.80% 2019	17,250	18,727
AT&T Corp. 8.00% 2031[5]	5,000	6,224
AT&T Inc. 6.55% 2039	3,000	3,342
Centennial Communications Corp. 6.347% 2013[5]	47,300	46,295
Centennial Communications Corp. 10.00% 2013	3,775	3,907
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	15,500	15,926
Centennial Communications Corp., Centennial Cellular Operating Co. LLC
and Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	37,775	38,058
Telecom Italia Capital SA 4.00% 2010	1,470	1,481
Telecom Italia Capital SA 4.875% 2010	1,630	1,664
Telecom Italia Capital SA, Series B, 5.25% 2013	6,700	6,924
Telecom Italia Capital SA 5.25% 2015	29,500	30,079
Telecom Italia Capital SA 6.999% 2018	12,900	14,260
Telecom Italia Capital SA 7.175% 2019	25,000	27,900
Telecom Italia Capital SA 7.20% 2036	7,150	7,693
Telecom Italia Capital SA 7.721% 2038	6,600	7,461
American Tower Corp. 7.125% 2012	59,325	60,512
American Tower Corp. 7.00% 2017	11,200	11,074
American Tower Corp. 7.25% 2019[4]	24,050	23,810
Cricket Communications, Inc. 9.375% 2014	60,900	62,118
Cricket Communications, Inc. 7.75% 2016[4]	19,300	19,300
Windstream Corp. 8.125% 2013	6,000	6,090
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125	7,130
Windstream Corp. 8.625% 2016	58,100	59,262
Wind Acquisition SA 11.75% 2017[4]	64,275	69,096
Crown Castle International Corp. 9.00% 2015	33,850	35,458
Crown Castle International Corp. 7.75% 2017[4]	13,750	14,094
MetroPCS Wireless, Inc., Term Loan B, 3.313% 2013[5,6,8]	8,674	8,319
MetroPCS Wireless, Inc. 9.25% 2014	17,300	17,992
MetroPCS Wireless, Inc. 9.25% 2014[4]	17,050	17,732
Rogers Wireless Inc. 7.25% 2012	3,140	3,571
Rogers Wireless Inc. 7.50% 2015	16,750	19,410
Vodafone Group PLC 5.625% 2017	11,975	12,731
Vodafone Group PLC 6.15% 2037	7,810	8,360
Deutsche Telekom International Finance BV 5.875% 2013	5,625	6,073
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,395
Deutsche Telekom International Finance BV 6.75% 2018	2,000	2,256
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,229
Singapore Telecommunications Ltd. 7.375% 2031[4]	3,800	4,561
Cincinnati Bell Inc. 7.25% 2013	9,500	9,274
France Télécom 7.75% 2011[5]	8,500	9,245
SBA Telecommunications, Inc. 8.00% 2016[4]	8,275	8,399
Koninklijke KPN NV 8.375% 2030	4,660	5,849
NTELOS Inc., Term Loan B, 2.54% 2011[5,6,8]	5,746	5,741
Embarq Corp. 6.738% 2013	5,000	5,257
Trilogy International Partners LLC, Term Loan B, 4.098% 2012[5,6,8]	5,250	3,570
Level 3 Financing, Inc. 9.25% 2014	4,000	3,510
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	1,305	1,221
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	16,945	254
Hawaiian Telcom Communications, Inc. 8.765% 2013[5,9]	15,920	119
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[9]	7,075	9
		1,576,659

INDUSTRIALS — 2.15%
Nielsen Finance LLC, Term Loan B, 2.30% 2013[5,6,8]	8,881	8,242
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	65,850	66,509
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	38,275	40,476
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[11]	81,675	59,827
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	21,585	22,718
Nielsen Finance LLC, Term Loan 1L, 8.50% 2017[6,8]	12,000	11,820
Continental Airlines, Inc. 8.75% 2011	27,750	17,760
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[6]	11,700	11,305
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[6]	9,356	8,117
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[6]	5,263	3,802
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	953	724
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	16,509	14,177
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	4,778	4,219
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[6]	826	638
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	15,490	14,473
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[6]	782	581
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[6]	11,393	7,035
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[6]	674	593
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6]	5,204	4,384
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	13,342	10,998
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	11,380	7,731
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	2,574	2,141
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	6,468	5,494
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	5,581	4,116
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[6]	8,050	7,758
Northwest Airlines, Inc., Term Loan B, 4.10% 2013[5,6,8]	5,475	4,407
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	46,035	40,683
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,6,9]	3,174	3,031
Northwest Airlines, Inc., Term Loan A, 2.35% 2018[5,6,8]	56,836	43,480
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	18,109	14,306
US Investigations Services, Inc., Term Loan B, 3.359% 2015[5,6,8]	18,667	17,236
US Investigations Services, Inc. 10.50% 2015[4]	41,545	35,521
US Investigations Services, Inc. 11.75% 2016[4]	15,775	12,699
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	367	363
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[6,9]	5,302	6,323
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[6]	14,554	14,190
United Air Lines, Inc., Term Loan B, 2.313% 2014[5,6,8]	51,378	29,499
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[6]	272	269
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	145	144
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[3,6,9]	2,421	53
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,6]	5,051	2,576
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[6]	8,926	6,555
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[6]	1,216	1,148
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[6]	17,745	14,728
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[6]	1,653	1,586
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[6]	4,595	3,791
AMR Corp. 9.00% 2012	11,000	5,115
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	17,138	16,178
AMR Corp. 9.00% 2016	2,000	910
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	13,303	6,785
AMR Corp. 10.00% 2021	3,000	1,410
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[6]	6,590	3,888
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.285% 2014[5,6,8]	57,027	39,821
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.598% 2014[5,6,8]	3,325	2,322
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	5,300	3,114
Hawker Beechcraft Acquisition Co., LLC 9.625% 2015[5,10]	11,530	5,592
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	4,105	2,073
Ashtead Group PLC 8.625% 2015[4]	15,700	13,580
Ashtead Capital, Inc. 9.00% 2016[4]	44,685	38,653
Allied Waste North America, Inc., Series B, 6.50% 2010	12,000	12,424
Allied Waste North America, Inc., Series B, 5.75% 2011	8,800	9,122
Allied Waste North America, Inc., Series B, 6.125% 2014	2,500	2,574
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,651
Allied Waste North America, Inc. 7.25% 2015	8,500	8,808
Allied Waste North America, Inc. 6.875% 2017	7,250	7,442
ARAMARK Corp., Letter of Credit, 2.025% 2014[5,6,8]	765	728
ARAMARK Corp., Term Loan B, 2.473% 2014[5,6,8]	12,047	11,467
ARAMARK Corp. 4.528% 2015[5]	8,050	7,044
ARAMARK Corp. 8.50% 2015	24,575	24,882
RailAmerica Inc. 9.25% 2017[4]	39,500	40,883
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,6]	20,156	20,050
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,6]	8,304	8,329
BAE Systems Holdings Inc. 4.95% 2014[4]	1,375	1,416
Norfolk Southern Corp. 5.75% 2016[4]	15,760	16,538
Norfolk Southern Corp. 5.75% 2018	12,000	12,464
Burlington Northern Santa Fe Corp. 7.00% 2014	23,600	26,498
BNSF Funding Trust I 6.613% 2055[5]	2,910	2,428
Union Pacific Corp. 5.125% 2014	15,325	16,056
Union Pacific Corp. 5.75% 2017	2,065	2,177
Union Pacific Corp. 5.70% 2018	8,000	8,376
Waste Management, Inc. 5.00% 2014[1]	7,000	6,961
Waste Management, Inc. 7.375% 2019[1]	7,200	8,193
WMX Technologies, Inc. 7.10% 2026[1]	10,125	10,752
Koninklijke Philips Electronics NV 5.75% 2018	23,250	24,330
CSX Corp. 5.75% 2013	4,960	5,187
CSX Corp. 6.25% 2015	3,460	3,732
CSX Corp. 6.15% 2037	11,800	11,545
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	19,675	19,823
USG Corp. 6.30% 2016	10,000	7,875
USG Corp. 9.25% 2018[5]	10,500	9,713
United Technologies Corp. 6.125% 2019	15,000	16,890
American Standard Inc. 7.625% 2010	16,501	16,845
Caterpillar Financial Services Corp., Series F, 4.85% 2012	8,335	8,724
Caterpillar Financial Services Corp., Series F, 6.20% 2013	2,500	2,668
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	5,111
Sequa Corp., Term Loan B, 3.85% 2014[5,6,8]	19,263	16,149
Honeywell International Inc. 3.875% 2014	13,605	13,964
General Electric Co. 5.25% 2017	11,250	11,422
Atlas Copco AB 5.60% 2017[4]	11,405	11,279
Kansas City Southern Railway Co. 13.00% 2013	8,625	9,617
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,462
B/E Aerospace 8.50% 2018	9,525	9,501
Navios Maritime Holdings Inc. 9.50% 2014	11,095	9,378
CEVA Group PLC 10.00% 2014[4]	8,825	6,575
CEVA Group PLC, Bridge Loan, 7.052% 2015[3,5,6,8]	6,691	2,743
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800	6,825
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575	434
Esterline Technologies Corp. 6.625% 2017	7,500	7,050
Esco Corp. 4.504% 2013[4,5]	3,725	3,148
Esco Corp. 8.625% 2013[4]	4,000	3,700
TransDigm Inc. 7.75% 2014	6,865	6,779
Interface Inc. 11.375% 2013[4]	5,600	5,922
H&E Equipment Services, Inc. 8.375% 2016	6,800	5,746
Atrium Companies, Inc., Term Loan B, 11.75% 2012[5,6,8,10]	12,945	5,449
Atrium Companies, Inc. 15.00% 2012[4,10]	7,408	148
John Deere Capital Corp. 5.40% 2011	2,000	2,144
John Deere Capital Corp. 5.10% 2013	500	536
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,603
Lockheed Martin Corp. 4.121% 2013	5,000	5,141
RSC Holdings III, LLC, Second Lien Term Loan B, 4.08% 2013[5,6,8]	6,105	4,830
Accuride Corp. 8.50% 2015	9,655	1,762
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,375	1,186
Alion Science and Technology Corp. 10.25% 2015	1,740	940
		1,286,806

HEALTH CARE — 1.93%
Tenet Healthcare Corp. 7.375% 2013	18,620	18,015
Tenet Healthcare Corp. 9.00% 2015[4]	1,672	1,772
Tenet Healthcare Corp. 9.25% 2015	11,200	11,144
Tenet Healthcare Corp. 10.00% 2018[4]	1,672	1,856
Tenet Healthcare Corp. 8.875% 2019[4]	111,500	118,190
HealthSouth Corp. 7.218% 2014[5]	40,525	38,093
HealthSouth Corp. 10.75% 2016	84,200	88,620
Boston Scientific Corp. 5.45% 2014	12,950	12,675
Boston Scientific Corp. 6.40% 2016	30,623	30,011
Boston Scientific Corp. 5.125% 2017	22,737	20,350
Boston Scientific Corp. 7.00% 2035	59,710	52,545
HCA Inc., Term Loan B, 2.848% 2013[5,6,8]	25,220	23,742
HCA Inc. 9.125% 2014	5,090	5,255
HCA Inc. 9.25% 2016	5,480	5,727
HCA Inc. 9.625% 2016[5,10]	3,000	3,135
HCA Inc. 8.50% 2019[4]	50,980	52,509
HCA Inc. 7.875% 2020[4]	21,365	21,018
Roche Holdings Inc. 4.50% 2012[4]	33,000	34,803
Roche Holdings Inc. 6.00% 2019[4]	45,000	49,089
Elan Finance PLC and Elan Finance Corp. 4.883% 2011[5]	20,140	19,234
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	15,911	15,871
Elan Finance PLC and Elan Finance Corp. 4.793% 2013[5]	14,285	12,714
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	22,665	22,325
Abbott Laboratories 5.60% 2017	17,480	19,022
Abbott Laboratories 5.125% 2019	44,000	46,572
VWR Funding, Inc. 11.25% 2015[5,10]	70,410	62,313
Warner Chilcott Corp. 8.75% 2015	41,924	42,134
Pfizer Inc. 4.45% 2012	13,000	13,772
Pfizer Inc. 5.35% 2015	20,000	22,162
PTS Acquisition Corp. 9.50% 2015[5,10]	56,135	35,926
Coventry Health Care, Inc. 5.875% 2012	8,000	7,861
Coventry Health Care, Inc. 6.30% 2014	26,750	24,181
Coventry Health Care, Inc. 5.95% 2017	2,000	1,683
Cardinal Health, Inc. 4.00% 2015	25,000	22,632
Cardinal Health, Inc. 5.80% 2016	10,000	9,867
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,338
GlaxoSmithKline Capital Inc. 5.65% 2018	7,705	8,379
GlaxoSmithKline Capital Inc. 6.375% 2038	8,100	9,358
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	27,398
Novartis Capital Corp. 4.125% 2014	17,250	18,009
Schering-Plough Corp. 6.00% 2017	13,843	15,264
Express Scripts Inc. 5.25% 2012	3,160	3,340
Express Scripts Inc. 7.25% 2019	8,985	10,372
UnitedHealth Group 6.00% 2017	12,430	12,638
Surgical Care Affiliates, Inc. 9.625% 2015[4,5,10]	6,289	4,622
Surgical Care Affiliates, Inc. 10.00% 2017[4]	9,500	6,792
Symbion Inc. 11.75% 2015[5,10]	15,786	11,050
WellPoint, Inc. 6.00% 2014	10,000	10,407
Humana Inc. 6.45% 2016[3]	9,375	8,766
Viant Holdings Inc. 10.125% 2017[4]	8,335	7,043
Merck & Co., Inc. 5.00% 2019	6,000	6,242
Biogen Idec Inc. 6.00% 2013	6,000	6,204
Hospira, Inc. 5.55% 2012	5,295	5,517
United Surgical Partners International Inc. 9.25% 2017[5,10]	3,265	2,808
Bausch & Lomb Inc. 9.875% 2015	2,250	2,256
CHS/Community Health Systems, Inc. 8.875% 2015	205	212
		1,157,833

INFORMATION TECHNOLOGY — 1.69%
NXP BV and NXP Funding LLC 3.259% 2013[5]	128,470	79,170
NXP BV and NXP Funding LLC 10.00% 2013[3,12]	37,639	33,687
NXP BV and NXP Funding LLC 7.875% 2014	88,940	62,258
NXP BV and NXP Funding LLC 9.50% 2015	116,350	57,302
Electronic Data Systems Corp., Series B, 6.00% 2013[5]	100,425	110,540
Hewlett-Packard Co. 6.125% 2014	35,000	39,345
Hewlett-Packard Co. 5.50% 2018	9,500	10,292
Electronic Data Systems Corp. 7.45% 2029	6,555	8,134
Sanmina-SCI Corp. 3.379% 2010[4,5]	1,732	1,715
Sanmina-SCI Corp. 6.75% 2013	28,475	26,055
Sanmina-SCI Corp. 3.379% 2014[4,5]	23,750	20,781
Sanmina-SCI Corp. 8.125% 2016	72,305	64,351
Freescale Semiconductor, Inc., Term Loan B, 2.059% 2013[5,6,8]	61,193	45,305
Freescale Semiconductor, Inc. 4.504% 2014[5]	15,500	8,293
Freescale Semiconductor, Inc. 8.875% 2014	47,875	32,316
Freescale Semiconductor, Inc. 10.125% 2016	18,374	9,554
Jabil Circuit, Inc. 5.875% 2010	49,890	51,511
Jabil Circuit, Inc. 8.25% 2018	40,725	40,114
First Data Corp., Term Loan B2, 3.035% 2014[5,6,8]	73,332	62,439
First Data Corp. 9.875% 2015[4]	12,500	10,609
SunGard Data Systems Inc. 9.125% 2013	48,785	50,005
KLA-Tencor Corp. 6.90% 2018	50,500	48,967
National Semiconductor Corp. 6.15% 2012	20,250	20,105
National Semiconductor Corp. 6.60% 2017	7,250	6,614
Ceridian Corp. 11.25% 2015	28,425	24,374
Celestica Inc. 7.625% 2013	23,320	23,670
Cisco Systems, Inc. 4.95% 2019	20,000	21,047
Hughes Communications, Inc. 9.50% 2014	15,750	15,829
Serena Software, Inc. 10.375% 2016	13,430	12,691
Oracle Corp. 3.75% 2014	10,000	10,325
Sensata Technologies BV, Term Loan B, 2.246% 2013[5,6,8]	3,753	3,159
Sensata Technologies BV 8.00% 2014[5]	6,625	5,399
		1,015,956

CONSUMER STAPLES — 1.50%
Altria Group, Inc. 8.50% 2013	20,000	23,125
Altria Group, Inc. 9.70% 2018	68,000	82,821
Altria Group, Inc. 9.25% 2019	84,485	101,205
Altria Group, Inc. 9.95% 2038	23,500	30,026
Altria Group, Inc. 10.20% 2039	18,000	23,489
PepsiCo, Inc. 7.90% 2018	65,000	81,942
Diageo Capital PLC 7.375% 2014	47,510	54,629
Diageo Capital PLC 5.50% 2016	7,490	7,876
SUPERVALU INC., Term Loan B, 1.535% 2012[5,6,8]	1,518	1,464
SUPERVALU INC. 7.50% 2012	3,323	3,365
Albertson’s, Inc. 7.25% 2013	14,122	13,910
SUPERVALU INC. 7.50% 2014	1,000	973
SUPERVALU INC. 8.00% 2016	14,700	14,663
Albertson’s, Inc. 8.00% 2031	12,650	11,069
Kroger Co. 7.50% 2014	15,000	17,095
Kroger Co. 6.40% 2017	17,950	19,626
Kroger Co. 6.80% 2018	830	939
Kroger Co. 6.15% 2020	2,595	2,775
Stater Bros. Holdings Inc. 8.125% 2012	22,625	22,964
Stater Bros. Holdings Inc. 7.75% 2015	17,750	17,218
Anheuser-Busch InBev NV 7.75% 2019[4]	25,000	29,250
British American Tobacco International Finance PLC 9.50% 2018[4]	22,520	28,106
Duane Reade Inc. 9.75% 2011	14,120	13,485
Duane Reade Inc. 11.75% 2015[4]	14,150	13,785
CVS Caremark Corp. 0.968% 2010[5]	5,000	4,985
CVS Caremark Corp. 5.789% 2026[4,6]	4,250	3,688
CVS Caremark Corp. 6.036% 2028[6]	13,145	12,198
CVS Caremark Corp. 6.943% 2030[6]	5,819	5,659
Coca-Cola Co. 4.875% 2019	25,000	26,271
Wesfarmers Ltd. 6.998% 2013[4]	25,000	26,074
Rite Aid Corp., Term Loan T4 9.50% 2015[5,6,8]	10,000	10,300
Rite Aid Corp. 9.75% 2016[4]	10,000	10,600
Rite Aid Corp. 7.70% 2027	8,000	3,840
Rite Aid Corp. 6.875% 2028	2,300	1,046
Kraft Foods Inc. 6.75% 2014	10,820	12,170
Kraft Foods Inc. 6.875% 2038	10,875	12,453
Tyson Foods, Inc. 10.50% 2014[4]	6,050	6,746
Tyson Foods, Inc. 7.85% 2016[5]	11,500	11,672
Unilever Capital Corp. 3.65% 2014	17,500	17,923
Procter & Gamble Co. 3.50% 2015	17,250	17,596
Kimberly-Clark Corp. 7.50% 2018	13,500	16,561
Safeway Inc. 6.25% 2014	7,000	7,677
Safeway Inc. 6.35% 2017	8,000	8,776
Constellation Brands, Inc. 8.125% 2012	9,250	9,389
Constellation Brands, Inc. 8.375% 2014	3,675	3,822
Constellation Brands, Inc. 7.25% 2017	3,000	2,947
H.J. Heinz Co. 15.59% 2011[4,5]	11,800	16,015
Vitamin Shoppe Industries Inc. 8.383% 2012[5]	11,650	11,126
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,394
Smithfield Foods, Inc. 10.00% 2014[4]	3,825	4,007
Dole Food Co., Inc. 8.875% 2011	6,085	6,070
Delhaize Group 6.50% 2017	3,850	4,072
Elizabeth Arden, Inc. 7.75% 2014	3,150	2,835
Pilgrim’s Pride Corp. 7.625% 2015[9]	2,700	2,504
		897,216

ENERGY — 1.39%
TransCanada PipeLines Ltd. 6.50% 2018	19,595	22,233
TransCanada PipeLines Ltd. 7.125% 2019	19,060	22,671
TransCanada PipeLines Ltd. 6.20% 2037	400	434
TransCanada PipeLines Ltd. 7.625% 2039	11,000	14,018
TransCanada PipeLines Ltd. 6.35% 2067[5]	82,975	64,813
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,6]	5,406	5,400
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	104	104
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	2,950	3,030
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,6]	13,329	14,664
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[6]	4,325	4,758
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	4,715	4,924
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,6]	44,850	43,719
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,6]	52,650	46,808
Williams Companies, Inc. 2.597% 2010[4,5]	8,000	7,603
Williams Companies, Inc. 6.375% 2010[4]	4,700	4,795
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,750
Williams Companies, Inc. 7.125% 2011	38,750	40,697
Williams Companies, Inc. 8.125% 2012	14,810	15,901
Williams Companies, Inc. 8.75% 2020[4]	5,625	6,367
Williams Companies, Inc. 7.875% 2021	14,900	16,236
Williams Companies, Inc. 8.75% 2032	10,530	11,904
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,422
Enbridge Energy Partners, LP 9.875% 2019	15,750	19,384
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	6,867
Enbridge Energy Partners, LP 8.05% 2077[5]	20,045	15,264
Gaz Capital SA 6.51% 2022[4]	26,200	21,091
Gaz Capital SA 7.288% 2037[4]	20,650	16,262
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,6]	22,398	21,054
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[6]	10,217	9,604
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,537
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	10,661
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,039
Kinder Morgan Energy Partners LP 9.00% 2019	11,770	14,357
Energy Transfer Partners, LP 8.50% 2014	10,860	12,562
Energy Transfer Partners, LP 9.00% 2019	6,535	8,027
Energy Transfer Partners, LP 9.70% 2019	7,140	8,967
Chevron Corp. 4.95% 2019	25,000	26,617
Premcor Refining Group Inc. 6.125% 2011	14,500	14,961
Premcor Refining Group Inc. 6.75% 2011	11,150	11,464
Drummond Co., Inc. 7.375% 2016[3,4]	30,955	26,002
Shell International Finance B.V. 4.00% 2014	20,000	21,040
Petroplus Finance Ltd. 6.75% 2014[4]	3,750	3,356
Petroplus Finance Ltd. 7.00% 2017[4]	20,550	17,673
Enbridge Inc. 5.60% 2017	20,400	20,428
Arch Coal Inc. 8.75% 2016[4]	20,000	20,300
ConocoPhillips 5.75% 2019	17,250	18,894
Enterprise Products Operating LP 4.95% 2010	2,400	2,443
Enterprise Products Operating LLC 5.65% 2013	10,000	10,480
Sunoco, Inc. 4.875% 2014	5,310	5,031
Sunoco, Inc. 5.75% 2017	8,000	7,611
Rockies Express Pipeline LLC 6.85% 2018[4]	10,000	10,999
StatoilHydro ASA 3.875% 2014	10,000	10,299
BP Capital Markets PLC 3.625% 2014[4]	10,000	10,257
Pemex Project Funding Master Trust 5.75% 2018	4,500	4,455
Pemex Project Funding Master Trust 6.625% 2035	5,000	4,746
Qatar Petroleum 5.579% 2011[4,6]	8,890	9,127
XTO Energy Inc. 6.25% 2017	7,750	8,448
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,738
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	7,066
TEPPCO Partners LP 7.00% 2067[5]	7,475	5,781
Husky Energy Inc. 5.90% 2014	120	129
Husky Energy Inc. 7.25% 2019	155	178
Husky Energy Inc. 6.80% 2037	4,425	4,786
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000	4,423
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,6]	2,273	2,138
TNK-BP Finance SA 7.50% 2016[4]	1,500	1,391
		835,188

UTILITIES — 1.38%
Edison Mission Energy 7.50% 2013	35,525	32,594
Edison Mission Energy 7.75% 2016	35,300	29,829
Midwest Generation, LLC, Series B, 8.56% 2016[6]	11,625	11,683
Edison Mission Energy 7.00% 2017	19,525	15,644
Edison Mission Energy 7.20% 2019	39,450	30,081
Homer City Funding LLC 8.734% 2026[6]	12,459	11,244
Edison Mission Energy 7.625% 2027	20,850	13,761
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500	6,788
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.802% 2014[5,6,8]	19,182	14,899
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	111,144	87,804
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	41,665	32,915
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[5,10]	16,794	10,748
AES Corp. 9.375% 2010	4,802	4,934
AES Corp. 8.75% 2013[4]	34,656	35,522
AES Corp. 7.75% 2015	10,000	9,725
AES Red Oak, LLC, Series A, 8.54% 2019[6]	34,497	31,909
AES Red Oak, LLC, Series B, 9.20% 2029[6]	7,000	6,125
MidAmerican Energy Co. 4.65% 2014	3,200	3,382
MidAmerican Energy Co. 5.95% 2017	10,625	11,625
MidAmerican Energy Holdings Co. 5.75% 2018	15,320	16,367
PacifiCorp. 5.50% 2019	5,000	5,411
MidAmerican Energy Holdings Co. 6.125% 2036	10,150	10,819
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,360
Israel Electric Corp. Ltd. 7.25% 2019[4]	1,800	1,860
Israel Electric Corp. Ltd. 9.375% 2020[4]	36,715	42,426
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	4,575
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,537
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500	7,815
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,538
Sierra Pacific Resources 8.625% 2014	2,725	2,780
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,888
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	14,132
Sierra Pacific Resources 6.75% 2017	3,000	2,792
NRG Energy, Inc. 7.25% 2014	7,825	7,708
NRG Energy, Inc. 7.375% 2016	36,625	35,526
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	27,850	29,883
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	6,000	7,777
Cilcorp Inc. 8.70% 2009	9,000	9,090
Ameren Corp. 8.875% 2014	10,000	10,714
Union Electric Co. 5.40% 2016	8,000	7,903
Cilcorp Inc. 9.375% 2029	3,000	3,705
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	30,389
Electricité de France SA 5.50% 2014[4]	15,000	16,340
Electricité de France SA 6.95% 2039[4]	8,000	9,760
PSEG Power LLC 7.75% 2011	7,500	8,103
PSEG Power LLC 5.00% 2014	10,000	10,384
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000	1,063
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	9,250	8,909
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	4,000	3,858
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	7,750	6,752
Alabama Power Co., Series R, 4.70% 2010	1,250	1,297
Alabama Power Co., Series 2008-B, 5.80% 2013	4,500	4,939
Alabama Power Co., Series Q, 5.50% 2017	1,000	1,073
Alabama Power Co. 6.00% 2039	9,000	9,874
PG&E Corp. 5.75% 2014	9,000	9,829
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,355
E.ON International Finance BV 5.80% 2018[4]	13,000	13,893
Progress Energy, Inc. 6.05% 2014	4,500	4,858
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,356
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,284
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,931
Veolia Environnement 5.25% 2013	8,000	8,329
AES Panamá, SA 6.35% 2016[4]	4,500	4,289
Enersis SA 7.375% 2014	3,500	3,790
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,110
Intergen Power 9.00% 2017[4]	3,000	2,970
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,6]	1,572	1,463
		830,016

MATERIALS — 0.73%
Dow Chemical Co. 7.60% 2014	40,450	43,998
Dow Chemical Co. 8.55% 2019	38,300	42,089
Dow Chemical Co. 9.40% 2039	1,160	1,398
International Paper Co. 7.40% 2014	12,500	13,371
International Paper Co. 7.95% 2018	36,545	38,990
International Paper Co. 9.375% 2019	15,385	18,027
Owens-Brockway Glass Container Inc. 8.25% 2013	16,000	16,440
Owens-Brockway Glass Container Inc. 7.375% 2016[4]	18,055	17,965
Nalco Co. 7.75% 2011	3,370	3,404
Nalco Co. 8.875% 2013	1,000	1,040
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	7,200	7,308
Nalco Co., Term Loan B, 6.50% 2016[5,6,8]	5,540	5,588
Nalco Co. 8.25% 2017[4]	11,445	11,960
ArcelorMittal 6.125% 2018	26,525	25,662
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	10,601
Rio Tinto Finance (USA) Ltd. 8.95% 2014	6,500	7,560
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,000	5,892
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,100	3,210
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,880	17,871
BHP Billiton Finance (USA) Ltd. 5.50% 2014	17,595	19,132
Domtar Corp. 5.375% 2013	2,350	2,086
Domtar Corp. 7.125% 2015	17,145	15,431
Georgia-Pacific Corp. 8.125% 2011	4,000	4,120
Georgia-Pacific Corp., First Lien Term Loan B, 2.65% 2012[5,6,8]	4,832	4,689
Georgia-Pacific LLC 8.25% 2016[4]	7,315	7,608
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	16,155	10,501
Georgia Gulf Corp., Term Loan, Revolver, 6.50% 2011[1,5,6,8,13]	4,250	3,889
Georgia Gulf Corp., Term Loan B, 9.50% 2013[1,5,6,8]	6,246	5,758
Graphic Packaging International, Inc. 8.50% 2011	6,088	6,134
Graphic Packaging International, Inc. 9.50% 2017[4]	2,150	2,150
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[9]	1,205	615
Stone Container Corp. 8.375% 2012[9]	5,438	2,828
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[9]	3,630	1,806
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[9]	5,070	2,573
Stora Enso Oyj 6.404% 2016[4]	4,500	3,334
Stora Enso Oyj 7.25% 2036[4]	5,445	3,164
FMG Finance Pty Ltd. 10.625% 2016[4]	6,000	6,225
Airgas, Inc. 6.25% 2014	2,450	2,456
Airgas, Inc. 7.125% 2018[4]	3,500	3,412
AMH Holdings, Inc. 11.25% 2014	12,905	5,549
Ashland Inc., Term Loan B, 7.65% 2014[5,6,8]	3,329	3,392
Weyerhaeuser Co. 7.375% 2032[1]	1,500	1,287
Weyerhaeuser Co. 6.875% 2033[1]	2,500	1,939
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,127
AEP Industries Inc. 7.875% 2013	3,010	2,732
UPM-Kymmene Corp. 5.625% 2014[4]	3,000	2,403
Arbermarle Corp. 5.10% 2015	2,570	2,280
CRH America, Inc. 6.00% 2016	110	103
CRH America, Inc. 8.125% 2018[3]	2,045	2,106
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275	2,173
Momentive Performance Materials Inc. 9.75% 2014	2,665	1,746
Smurfit Capital Funding PLC 7.50% 2025	2,175	1,642
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500	1,638
Rock-Tenn Co. 9.25% 2016[4]	1,430	1,512
Praxair, Inc. 4.375% 2014	1,000	1,054
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	1,300	735
Neenah Paper, Inc. 7.375% 2014	90	63
		435,766

ASSET-BACKED OBLIGATIONS[6] — 0.70%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500	17,894
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	25,717
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	12,000	11,608
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000	6,339
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	13,820
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	12,707	13,090
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	15,265	15,414
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	4,870	4,737
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	2,321	2,333
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	9,528	9,165
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	10,000	10,016
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	1,433	1,440
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	23,250	23,652
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000	19,168
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	14,099	5,360
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[4]	13,039	12,588
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	9,024	9,190
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,563
American Express Issuance Trust, Series 2005-1, Class C, 0.618% 2011[5]	17,500	16,235
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	14,000	14,474
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	891	894
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	11,025
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	10,381	10,609
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,368
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.428% 2037[5]	6,019	3,586
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.438% 2037[5]	25,079	6,070
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 0.688% 2014[4,5]	7,550	7,261
Washington Mutual Master Note Trust, Series 2006-C2A, Class C-2, 0.788% 2015[4,5]	2,300	1,976
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035[5]	10,476	8,732
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	8,680
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.415% 2026[5]	4,720	2,068
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.405% 2029[5]	9,101	4,621
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	2,199	2,211
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	4,346	4,402
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	2,200	2,207
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	4,368	4,373
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375	6,256
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	5,000	2,110
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	10,000	3,783
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.419% 2013[5]	5,932	5,457
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.905% 2035[5]	10,000	5,348
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 0.578% 2014[5]	2,000	1,674
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.538% 2016[5]	4,600	3,495
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	2,000	1,953
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,119
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[4]	5,000	4,907
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	4,879	4,899
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	4,878	4,880
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	5,319	4,870
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.888% 2013[5]	5,000	4,801
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	3,987	4,065
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.035% 2034[5]	5,852	3,755
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	9,468	3,637
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[5]	2,593	434
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[5]	5,377	489
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.385% 2037[5]	23,559	1,086
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	13,952	1,341
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,201	3,166
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.885% 2033[5]	124	97
BA Credit Card Trust, Series 2007-2, Class C-2, 0.558% 2012[5]	3,315	3,182
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[3,4]	3,577	3,148
SACO I Trust, Series 2006-7, Class A, 0.415% 2036[5]	17,441	1,322
SACO I Trust, Series 2006-12, Class I-A, 0.425% 2036[5]	10,451	1,796
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	9,341	2,844
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 0.405% 2026[5]	13,956	1,317
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 1.985% 2035[5]	7,500	606
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 0.375% 2036[5]	15,894	524
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.585% 2037[5]	3,613	86
		420,333

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
United Mexican States Government Global 6.375% 2013	14,765	16,131
United Mexican States Government Global 5.875% 2014	20,000	21,258
United Mexican States Government Global 11.375% 2016	9,118	12,309
United Mexican States Government Global 5.625% 2017	3,640	3,731
United Mexican States Government Global 6.75% 2034	7,740	8,011
United Mexican States Government Global 6.05% 2040	2,000	1,885
Russian Federation 8.25% 2010[6]	667	686
Russian Federation 7.50% 2030[6]	18,499	18,661
Polish Government 6.375% 2019	9,985	10,392
Brazil (Federal Republic of) Global 6.00% 2017	6,000	6,261
Brazil (Federal Republic of) Global 8.00% 2018[6]	3,022	3,430
State of Qatar 9.75% 2030	4,000	5,360
Banque Centrale de Tunisie 7.375% 2012	3,500	3,798
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,175
Corporación Andina de Fomento 5.75% 2017	2,000	1,935
Peru (Republic of) 7.125% 2019	1,080	1,172
South Africa (Republic of) 6.875% 2019	750	823
		119,018

MUNICIPALS — 0.00%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	3,087	2,522
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	534	463
		2,985

MISCELLANEOUS — 0.02%
Other bonds & notes in initial period of acquisition		10,168

Total bonds & notes (cost: $21,871,898,000)		20,750,646

Short-term securities — 3.87%

Federal Home Loan Bank 0.163%–0.85% due 8/3–10/27/2009	738,813	738,656
Fannie Mae 0.19%–0.45% due 8/17–11/17/2009	387,200	387,067
U.S. Treasury Bills 0.135%–0.40% due 8/6–10/8/2009	240,300	240,262
Freddie Mac 0.22%–0.51% due 8/10–10/13/2009	231,400	231,353
Pfizer Inc 0.21%–0.25% due 8/18–9/9/2009[4]	149,991	149,954
Procter & Gamble International Funding S.C.A. 0.20% due 8/11–9/14/2009[4]	95,100	95,082
Park Avenue Receivables Co., LLC 0.25% due 8/4–8/12/2009[4]	47,100	47,097
JPMorgan Chase & Co. 0.18% due 8/4/2009	25,000	24,999
Jupiter Securitization Co., LLC 0.27% due 9/11/2009[4]	12,500	12,496
Abbott Laboratories 0.20%–0.23% due 8/18–9/21/2009[4]	72,800	72,786
Private Export Funding Corp. 0.22%–0.26% due 8/12–9/10/2009[4]	56,100	56,096
Wal-Mart Stores Inc. 0.55% due 9/21/2009[4]	45,000	44,981
Federal Farm Credit Banks 0.70% due 12/22/2009	44,600	44,542
Emerson Electric Co. 0.20%–0.21% due 8/19–8/24/2009[4]	42,200	42,194
Coca-Cola Co. 0.23% due 8/20/2009[4]	40,700	40,695
NetJets Inc. 0.21% due 8/13/2009[4]	30,000	29,998
E.I. duPont de Nemours and Co. 0.18% due 8/31/2009[4]	25,000	24,996
Johnson & Johnson 0.20% due 8/13/2009[4]	21,200	21,199
Merck & Co. Inc. 0.20% due 8/17/2009	17,200	17,198

Total short-term securities (cost: $2,321,404,000)		2,321,651

Total investment securities (cost: $62,902,190,000)		59,663,800
Other assets less liabilities		285,369

Net assets		$59,949,169

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, was $629,071,000, which represented 1.05% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,802,201,000, which represented 8.01% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Index-linked bond whose principal amount moves with a government retail price index.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $802,748,000, which represented 1.34% of the net assets of the fund.

[9]	Scheduled interest and/or principal payment was not received.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Step bond; coupon rate will increase at a later date.
[12]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $29,405,000) may be subject to legal or contractual restrictions on resale.

[13]	Unfunded loan commitment; the total value of all unfunded loan commitments was $1,711,000, which represented less than .01% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-906-0909O-S21428

Summary investment portfolio

July 31, 2009

			Percent
		Value	of net
Common stocks - 57.24%	Shares	(000)	assets

Consumer staples - 7.23%
Kraft Foods Inc., Class A	26,500,821	$751,033	1.25%
Philip Morris International Inc.	15,252,096	710,748	1.19
Coca-Cola Co.	9,000,000	448,560	.75
H.J. Heinz Co.	10,111,700	388,896	.65
Unilever NV, depository receipts	7,880,000	215,305
Unilever NV (New York registered)	5,051,750	137,408	.59
Hershey Co.	6,904,100	275,819	.46
Diageo PLC	15,650,000	245,136	.41
Other securities		1,161,514	1.93
		4,334,419	7.23

Industrials - 7.21%
Waste Management, Inc. (1)	26,835,500	754,346	1.26
United Technologies Corp.	11,560,000	629,673	1.05
Schneider Electric SA	5,311,115	482,508	.80
Emerson Electric Co.	11,245,000	409,093	.68
Other securities		2,047,768	3.42
		4,323,388	7.21

Telecommunication services - 7.07%
Verizon Communications Inc.	42,935,600	1,376,945	2.30
AT&T Inc.	45,359,621	1,189,783	1.99
Koninklijke KPN NV	45,739,757	687,459	1.15
Telefónica, SA	24,752,800	615,815	1.03
Other securities		366,039	.60
		4,236,041	7.07

Utilities - 6.57%
GDF Suez	22,188,284	847,707	1.41
Entergy Corp.	4,942,600	397,039	.66
Duke Energy Corp.	23,431,172	362,714	.61
FirstEnergy Corp.	8,096,500	333,576	.55
Exelon Corp.	5,300,000	269,558	.45
RWE AG	3,075,663	259,737	.43
E.ON AG	6,460,000	244,549	.41
Other securities		1,224,969	2.05
		3,939,849	6.57

Health care - 5.33%
Merck & Co., Inc.	34,875,000	1,046,599	1.75
Bristol-Myers Squibb Co.	33,025,500	717,974	1.20
Eli Lilly and Co.	12,890,000	449,732	.75
Pfizer Inc	24,050,000	383,117	.64
Other securities		597,736	.99
		3,195,158	5.33

Energy - 4.94%
Royal Dutch Shell PLC, Class B (ADR)	8,100,000	425,493
Royal Dutch Shell PLC, Class A (ADR)	5,000,000	263,200
Royal Dutch Shell PLC, Class B	3,797,147	98,537	1.31
Chevron Corp.	10,265,000	713,109	1.19
TOTAL SA	3,855,000	213,792
TOTAL SA (ADR)	3,640,000	202,566	.70
Spectra Energy Corp	18,311,414	336,198	.56
Diamond Offshore Drilling, Inc.	3,030,000	272,306	.45
ConocoPhillips	5,500,000	240,405	.40
Other securities		198,418	.33
		2,964,024	4.94

Financials - 4.77%
Unibail-Rodamco SE, non-registered shares	1,693,800	295,978	.49
HSBC Holdings PLC (Hong Kong)	14,326,382	142,534
HSBC Holdings PLC (United Kingdom)	10,000,000	101,154
HSBC Holdings PLC (ADR)	350,000	17,745	.44
Other securities		2,303,410	3.84
		2,860,821	4.77

Consumer discretionary - 3.56%
McDonald's Corp.	11,916,400	656,117	1.10
Home Depot, Inc.	20,150,000	522,691	.87
Other securities		953,684	1.59
		2,132,492	3.56

Information technology - 3.33%
Intel Corp.	20,000,000	385,000	.64
Microchip Technology Inc. (1)	14,128,000	380,467	.64
Automatic Data Processing, Inc.	9,625,000	358,531	.60
Microsoft Corp.	12,095,000	284,474	.48
Paychex, Inc.	9,293,000	246,265	.41
Other securities		341,267	.56
		1,996,004	3.33

Materials - 2.94%
E.I. du Pont de Nemours and Co.	13,940,000	431,164	.72
Weyerhaeuser Co. (1)	10,728,000	375,909	.63
Other securities		957,643	1.59
		1,764,716	2.94

Miscellaneous - 4.29%
Other common stocks in initial period of acquisition		2,569,145	4.29

Total common stocks (cost: $35,976,713,000)		34,316,057	57.24

			Percent
		Value	of net
Preferred stocks - 1.55%	Shares	(000)	assets

Financials - 1.54%
Fannie Mae, Series O, 7.00% (2) (3)	3,275,507	8,189
Fannie Mae, Series S, 8.25% noncumulative	1,511,450	2,966	.02
Freddie Mac, Series W, 5.66% (4)	1,912,800	2,032
Freddie Mac, Series Z, 8.375% (4)	1,100,000	1,444
Freddie Mac, Series V, 5.57% (4)	759,375	807	.01
Other securities		905,047	1.51
		920,485	1.54

Miscellaneous - 0.01%
Other preferred stocks in initial period of acquisition		6,428	.01

Total preferred stocks (cost: $1,243,701,000)		926,913	1.55

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		1	.00

Total warrants (cost: $779,000)		1	.00

			Percent
		Value	of net
Convertible securities - 2.25%		(000)	assets

Other - 1.80%
Other securities		1,077,453	1.80

Miscellaneous - 0.45%
Other convertible securities in initial period of acquisition		271,079	.45

Total convertible securities (cost: $1,487,695,000)		1,348,532	2.25

	Principal		Percent
	amount	Value	of net
Bonds & notes - 34.61%	(000)	(000)	assets

Mortgage-backed obligations (5) - 6.29%
Fannie Mae:
6.00% 2037	$320,698	336,871
4.00%-11.838% 2010-2047 (3)	1,471,906	1,545,057	3.14
Freddie Mac 4.50%-11.347% 2009-2039 (3)	353,238	368,381	.61
Other securities		1,518,401	2.54
		3,768,710	6.29

Bonds & notes of U.S. government & government agencies - 5.54%
U.S. Treasury:
4.625% 2011	407,750	439,701
3.50% 2018	351,940	354,537
0%-8.875% 2011-2039 (6) (7)	1,916,642	2,059,001	4.76
Fannie Mae 4.625%-6.25% 2012-2029	201,000	217,609	.36
Federal Home Loan Bank 1.75%-5.25% 2012-2014	87,900	90,150	.15
Freddie Mac 6.625% 2009	39,355	39,650	.07
Other securities		120,713	.20
		3,321,361	5.54

Consumer discretionary - 4.26%
Other securities		2,557,067	4.26

Financials - 4.20%
Other securities		2,515,564	4.20

Telecommunication services - 2.63%
Verizon Communications Inc. 3.75%-8.75% 2011-2037 (2)	218,770	238,531
Verizon Global Funding Corp. 4.90%-7.75% 2015-2030	10,265	11,718
ALLTEL Corp. 7.00% 2012	17,686	19,628	.45
AT&T Inc. 4.95%-6.70% 2013-2039	64,000	69,426
SBC Communications Inc. 5.10%-6.25% 2011-2016	19,000	20,311
AT&T Wireless Services, Inc. 8.125% 2012	16,935	19,236
AT&T Corp. 7.30%-8.00% 2011-2031 (3)	13,205	15,343	.21
Koninklijke KPN NV 8.375% 2030	4,660	5,849	.01
Other securities		1,176,617	1.96
		1,576,659	2.63

Industrials - 2.15%
United Technologies Corp. 6.125% 2019	15,000	16,890	.03
Other securities		1,269,916	2.12
		1,286,806	2.15

Health care - 1.93%
Merck & Co., Inc. 5.00% 2019	6,000	6,242	.01
Other securities		1,151,591	1.92
		1,157,833	1.93

Information technology - 1.69%
Other securities		1,015,956	1.69

Consumer staples - 1.50%
Kraft Foods Inc. 6.75%-6.875% 2014-2038	21,695	24,623	.04
Other securities		872,593	1.46
		897,216	1.50

Energy - 1.39%
Chevron Corp. 4.95% 2019	25,000	26,617	.04
Shell International Finance B.V. 4.00% 2014	20,000	21,040	.04
Other securities		787,531	1.31
		835,188	1.39

Utilities - 1.38%
Other securities		830,016	1.38

Other - 1.63%
Other securities		978,102	1.63

Miscellaneous - 0.02%
Other bonds & notes in initial period of acquisition		10,168	.02

Total bonds & notes (cost: $21,871,898,000)		20,750,646	34.61

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.87%	(000)	(000)	assets

Federal Home Loan Bank 0.163%-0.85% due 8/3-10/27/2009	738,813	738,656	1.23
Fannie Mae 0.19%-0.45% due 8/17-11/17/2009	387,200	387,067	.65
U.S. Treasury Bills 0.135%-0.40% due 8/6-10/8/2009	240,300	240,262	.40
Freddie Mac 0.22%-0.51% due 8/10-10/13/2009	231,400	231,353	.39
Merck & Co. Inc. 0.20% due 8/17/2009	17,200	17,198	.03
Other securities		707,115	1.17

Total short-term securities (cost: $2,321,404,000)		2,321,651	3.87

Total investment securities (cost: $62,902,190,000)		59,663,800	99.52
Other assets less liabilities		285,369	.48

Net assets		$59,949,169	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $33,687,000, which represented .06% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended July 31, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 7/31/09 (000)
Waste Management, Inc.	19,150,500	7,685,000	-	26,835,500	$25,484	$754,346
WMX Technologies, Inc. 7.10% 2026	$10,125,000	-	-	$10,125,000	719	10,752
Waste Management, Inc. 7.375% 2019	-	$7,200,000	-	$7,200,000	228	8,193
Waste Management, Inc. 5.00% 2014	$7,000,000	-	-	$7,000,000	352	6,961
Waste Management, Inc. 6.50% 2008	$5,000,000	-	$5,000,000	-	6	-
Microchip Technology Inc.	14,128,000	-	-	14,128,000	19,143	380,467
Weyerhaeuser Co.	10,728,000	-	-	10,728,000	12,337	375,909
Weyerhaeuser Co. 6.875% 2033	$2,500,000	-	-	$2,500,000	174	1,939
Weyerhaeuser Co. 7.375% 2032	$3,500,000	-	$2,000,000	$1,500,000	257	1,287
MeadWestvaco Corp.	11,500,696	-	900,000	10,600,696	10,374	206,608
Hospitality Properties Trust	4,500,000	1,500,000	-	6,000,000	7,154	94,740
Hospitality Properties Trust 6.75% 2013	$18,365,000	$24,665,000	$14,115,000	$28,915,000	3,108	26,956
Hospitality Properties Trust 6.70% 2018	$16,175,000	-	-	$16,175,000	1,088	13,144
Hospitality Properties Trust 6.30% 2016	$2,368,000	$3,687,000	$3,655,000	$2,400,000	260	1,950
Hospitality Properties Trust 5.125% 2015	$2,160,000	$3,710,000	$3,710,000	$2,160,000	276	1,747
Hospitality Properties Trust 5.625% 2017	$1,485,000	$3,530,000	$3,530,000	$1,485,000	142	1,148
Hospitality Properties Trust 6.85% 2012	-	$6,000,000	$6,000,000	-	379	-
First Niagara Financial Group, Inc.	-	9,730,000	-	9,730,000	2,513	127,949
Alexandria Real Estate Equities, Inc.	-	2,450,000	-	2,450,000	2,272	93,369
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 2029 (2)	-	$463,000	-	$463,000	1	521
De La Rue PLC	-	8,876,271	2,506,553	6,369,718	35,352	88,551
De La Rue PLC, Class B	-	6,982,526	6,982,526	-	-	-
Macquarie Korea Infrastructure Fund	21,023,070	518,008	-	21,541,078	6,345	88,477
Applied Industrial Technologies, Inc.	-	2,738,790	-	2,738,790	451	60,582
Georgia Gulf Corp. 10.00% convertible preferred (2) (4) (7)	-	2,545,684		2,545,684	-	35,212
Georgia Gulf Corp., Term Loan B, 9.50% 2013 (3) (5) (8)	-	$6,246,177	-	$6,246,177	-	5,758
Georgia Gulf Corp., Term Loan, Revolver, 6.50% 2011 (3) (5) (8) (9)	-	$4,250,000	-	$4,250,000	-	3,889
Georgia Gulf Corp. (2) (4) (7)	-	113,556	-	113,556	-	1,571
Clarent Hospital Corp. (4) (7)	484,684	-	-	484,684	-	24
Arthur J. Gallagher & Co. (10)	5,403,700	5,000,000	5,403,700	5,000,000	4,289	-
Goodman Fielder Ltd. (10)	67,000,000	-	67,000,000	-	5,717	-
Hershey Co. (10)	10,821,000	-	3,916,900	6,904,100	11,301	-
iStar Financial, Inc. 8.625% 2013 (10)	$35,675,000	$2,542,000	$30,717,000	$7,500,000	2,844	-
iStar Financial, Inc., Series B, 5.125% 2011 (10)	$15,000,000	$1,930,000	$16,930,000	-	752	-
iStar Financial, Inc. 5.375% 2010 (10)	$14,010,000	-	$14,010,000	-	684	-
iStar Financial, Inc. 5.50% 2012 (10)	$3,700,000	$4,000,000	$7,700,000	-	593	-
iStar Financial, Inc. 2.536% 2010 (10)	$3,248,000	$3,500,000	$6,748,000	-	578	-
iStar Financial, Inc. 6.00% 2010 (10)	$6,950,000	-	$6,950,000	-	488	-
iStar Financial, Inc., Series B, 1.66% 2009 (10)	-	$2,420,000	$2,420,000	-	423	-
iStar Financial, Inc. 6.50% 2013 (10)	$5,133,000	-	$5,133,000	-	404	-
iStar Financial, Inc. 5.875% 2016 (10)	-	$7,165,000	$7,165,000	-	359	-
iStar Financial, Inc. 5.65% 2011 (10)	$3,418,000	$217,000	$3,635,000	-	301	-
iStar Financial, Inc. 5.15% 2012 (10)	-	$3,400,000	$3,400,000	-	232	-
iStar Financial, Inc. 6.05% 2015 (10)	$4,152,000	$460,000	$4,612,000	-	205	-
iStar Financial, Inc., Series B, 5.70% 2014 (10)	$2,918,000	-	$2,918,000	-	173	-
iStar Financial, Inc., Series B, 5.95% 2013 (10)	$808,000	-	$808,000	-	50	-
iStar Financial, Inc., Series F, 7.80% cumulative redeemable (10)	400,000	-	400,000	-	42	-
iStar Financial, Inc. 5.80% 2011 (10)	-	$485,000	$485,000	-	40	-
iStar Financial, Inc. (10)	8,574,350	-	8,574,350	-	-	-
Lite-On Technology Corp. (10)	107,917,127	8,789,585	116,706,712	-	8,242	-
Polaris Industries Inc. (10)	1,707,000	-	1,707,000	-	-	-

					$166,132	$2,392,050

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,802,201,000, which represented 8.01% of the net assets of the fund.

(3) Coupon rate may change periodically.
(4) Security did not produce income during the last 12 months.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Valued under fair value procedures adopted by authority of the board of directors.  The total value of all such securities, including those in "Other securities," was $629,071,000, which represented 1.05% of the net assets of the fund.

(8) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $802,748,000, which represented 1.34% of the net assets of the fund.

(9) Unfunded loan commitment; the total value of all unfunded loan commitments was $1,711,000, which represented less than .01% of the net assets of the fund.
(10) Unaffiliated issuer at 7/31/2009.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at July 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $59,782,537)	$57,271,750
Affiliated issuers (cost: $3,119,653)	2,392,050	$59,663,800
Cash denominated in currencies other than U.S. dollars (cost: $2,915)		2,915
Cash		520
Receivables for:
Sales of investments	271,484
Sales of fund's shares	57,907
Dividends and interest	447,652
Other	1,163	778,206
		60,445,441
Liabilities:
Payables for:
Purchases of investments	365,317
Repurchases of fund's shares	83,694
Investment advisory services	12,111
Services provided by affiliates	32,462
Directors' deferred compensation	2,414
Other	274	496,272
Net assets at July 31, 2009		$59,949,169

Net assets consist of:
Capital paid in on shares of capital stock		$74,080,736
Undistributed net investment income		367,574
Accumulated net realized loss		(11,261,198)
Net unrealized depreciation		(3,237,943)
Net assets at July 31, 2009		$59,949,169

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,500,000 shares, $.001 par value (4,274,747 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$45,569,324	3,244,718	$14.04
Class B	2,835,081	203,370	13.94
Class C	5,636,893	405,110	13.91
Class F-1	1,801,398	128,463	14.02
Class F-2	349,533	24,893	14.04
Class 529-A	607,527	43,312	14.03
Class 529-B	91,477	6,545	13.98
Class 529-C	240,956	17,228	13.99
Class 529-E	28,956	2,069	14.00
Class 529-F-1	18,650	1,330	14.03
Class R-1	74,146	5,301	13.99
Class R-2	462,723	33,213	13.93
Class R-3	936,265	66,851	14.01
Class R-4	629,080	44,846	14.03
Class R-5	394,640	28,101	14.04
Class R-6	272,520	19,397	14.05

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $14.90 and $14.89, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $70,570; also includes $151,016 from affiliates)	$1,860,177
Interest (includes $15,116 from affiliates)	1,706,544	$3,566,721

Fees and expenses*:
Investment advisory services	161,670
Distribution services	207,733
Transfer agent services	50,610
Administrative services	18,313
Reports to shareholders	5,678
Registration statement and prospectus	2,221
Directors' compensation	(3)
Auditing and legal	157
Custodian	2,151
Other	2,551
Total fees and expenses before waiver	451,081
Less investment advisory services waiver	7,501
Total fees and expenses after waiver		443,580
Net investment income		3,123,141

Net realized loss and unrealized depreciation on investments and currency:
Net realized loss on:
Investments (includes $494,644 net loss from affiliates)	(11,233,999)
Currency transactions	(13,295)	(11,247,294)
Net unrealized depreciation on:
Investments	(2,332,205)
Currency translations	(321)	(2,332,526)
Net realized loss and unrealized depreciation on investments and currency		(13,579,820)
Net decrease in net assets resulting from operations		$(10,456,679)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended July 31
	2009	2008
Operations:
Net investment income	$3,123,141	$3,704,181
Net realized (loss) gain on investments and currency transactions	(11,247,294)	1,080,635
Net unrealized depreciation on investments and currency translations	(2,332,526)	(13,173,955)
Net decrease in net assets resulting from operations	(10,456,679)	(8,389,139)

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(2,991,184)	(3,903,711)
Distributions from net realized gain on investments	-	(3,639,343)
Total dividends and distributions paid or accrued to shareholders	(2,991,184)	(7,543,054)

Net capital share transactions	(3,089,104)	6,122,868

Total decrease in net assets	(16,536,967)	(9,809,325)

Net assets:
Beginning of year	76,486,136	86,295,461
End of year (including undistributed
net investment income: $367,574 and $245,333, respectively)	$59,949,169	$76,486,136

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are no longer available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Prior to March 21, 2009, dividends paid to shareholders were declared daily from net investment income and paid to shareholders quarterly. Effective March 21, 2009, the fund no longer declared daily dividends and began to declare and distribute dividends on a periodic basis, usually in March, June, September and December. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described on the previous page to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended July 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2009, the fund reclassified $9,064,000 from undistributed net investment income to accumulated net realized loss, and $652,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of July 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$384,422
Post-October currency loss deferrals (realized during the period November 1, 2008, through July 31, 2009)*	(5,010)
Capital loss carryforward expiring in 2017†	(1,328,267)
Post-October capital loss deferrals (realized during the period November 1, 2008, through July 31, 2009)*	(9,914,222)
Gross unrealized appreciation on investment securities	3,716,352
Gross unrealized depreciation on investment securities	(6,976,639)
Net unrealized depreciation on investment securities	(3,260,287)
Cost of investment securities	62,924,087
*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended July 31, 2009			Year ended July 31, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid or accrued

Class A	$2,325,379	$-	$2,325,379	$3,047,396	$2,754,859	$5,802,255
Class B	136,968	-	136,968	192,964	209,621	402,585
Class C	256,919	-	256,919	345,974	379,554	725,528
Class F-1	100,766	-	100,766	143,928	131,893	275,821
Class F-2*	7,086	-	7,086	-	-	-
Class 529-A	28,341	-	28,341	32,028	28,944	60,972
Class 529-B	3,910	-	3,910	4,561	5,017	9,578
Class 529-C	9,875	-	9,875	11,330	12,364	23,694
Class 529-E	1,290	-	1,290	1,467	1,412	2,879
Class 529-F-1	884	-	884	1,060	924	1,984
Class R-1	3,112	-	3,112	3,369	3,565	6,934
Class R-2	18,615	-	18,615	21,554	23,660	45,214
Class R-3	42,400	-	42,400	47,747	46,144	93,891
Class R-4	27,738	-	27,738	26,228	22,570	48,798
Class R-5	24,864	-	24,864	24,105	18,816	42,921
Class R-6†	3,037	-	3,037	-	-	-
Total	$2,991,184	$-	$2,991,184	$3,903,711	$3,639,343	$7,543,054

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the year ended July 31, 2009, total investment advisory services fees waived by CRMC were $7,501,000. As a result, the fee shown on the accompanying financial statements of $161,670,000, which was equivalent to an annualized rate of 0.278%, was reduced to $154,169,000, or 0.265% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended July 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$103,168	$47,413	Not applicable	Not applicable	Not applicable
Class B	29,790	3,197	Not applicable	Not applicable	Not applicable
Class C	56,271	Included in administrative services	$7,717	$950	Not applicable
Class F-1	4,738		2,085	211	Not applicable
Class F-2	Not applicable		149	8	Not applicable
Class 529-A	1,093		464	67	$546
Class 529-B	871		74	25	87
Class 529-C	2,200		187	52	221
Class 529-E	131		22	3	26
Class 529-F-1	-		14	2	17
Class R-1	689		82	28	Not applicable
Class R-2	3,149		628	1,517	Not applicable
Class R-3	4,308		1,283	519	Not applicable
Class R-4	1,325		799	35	Not applicable
Class R-5	Not applicable		453	13	Not applicable
Class R-6*	Not applicable		29	-†	Not applicable
Total	$207,733	$50,610	$13,986	$3,430	$897

(*)Class R-6 was offered beginning May 1, 2009.
(†)Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(3,000), shown on the accompanying financial statements, includes $505,000 in current fees (either paid in cash or deferred) and a net decrease of $508,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer staples	$4,334,419	$-	$-	$4,334,419
Industrials	4,323,388	-	-	4,323,388
Telecommunication services	4,236,041	-	-	4,236,041
Utilities	3,939,849	-	-	3,939,849
Health care	3,195,134	-	24	3,195,158
Energy	2,964,024	-	-	2,964,024
Financials	2,860,821	-	-	2,860,821
Consumer discretionary	2,132,489	-	3	2,132,492
Information technology	1,996,004	-	-	1,996,004
Materials	1,763,145	-	1,571	1,764,716
Miscellaneous	2,569,145	-	-	2,569,145
Preferred stocks	103,388	823,525	-	926,913
Warrants	-	1	-	1
Convertible securities	633,736	679,584	35,212	1,348,532
Bonds & notes:
Corporate bonds & notes	-	12,666,478	5,827	12,672,305
Mortgage-backed obligations	-	3,704,540	64,170	3,768,710
Bonds & notes of U.S. government & government agencies	-	3,321,361	-	3,321,361
Other	-	974,954	3,148	978,102
Miscellaneous	-	10,168	-	10,168
Short-term securities	-	2,321,651	-	2,321,651
Total	$35,051,583	$24,502,262	$109,955	$59,663,800

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended July 31, 2009 (dollars in thousands):

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	into	value
	at 8/1/2008	and sales	loss (*)	appreciation (*)	Level 3	at 7/31/2009
Investment securities	$13,973	$(6,810)	$(12,495)	$24,283	$91,004	$109,955

Net unrealized depreciation during the period on Level 3 investment securities held at July 31, 2009 (dollars in thousands) (*):						$(9,010)

(*) Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2009
Class A	$7,205,248	549,358	$2,373,774	178,565	$(11,841,997)	(900,906)	$(2,262,975)	(172,983)
Class B	225,316	17,290	138,270	10,469	(920,167)	(70,319)	(556,581)	(42,560)
Class C	878,445	67,357	254,471	19,314	(1,801,420)	(137,322)	(668,504)	(50,651)
Class F-1	590,677	45,076	93,918	7,046	(1,108,912)	(83,595)	(424,317)	(31,473)
Class F-2(2)	383,801	28,528	3,803	299	(49,989)	(3,934)	337,615	24,893
Class 529-A	109,544	8,299	31,358	2,373	(84,367)	(6,378)	56,535	4,294
Class 529-B	8,754	662	4,324	329	(12,210)	(936)	868	55
Class 529-C	47,175	3,597	10,888	826	(46,838)	(3,523)	11,225	900
Class 529-E	5,281	403	1,428	108	(4,485)	(340)	2,224	171
Class 529-F-1	4,831	364	975	74	(4,473)	(338)	1,333	100
Class R-1	20,173	1,525	3,405	259	(20,485)	(1,541)	3,093	243
Class R-2	144,128	11,008	20,373	1,553	(130,743)	(9,974)	33,758	2,587
Class R-3	261,898	19,795	47,120	3,570	(251,304)	(19,136)	57,714	4,229
Class R-4	257,894	19,483	30,577	2,325	(158,713)	(12,150)	129,758	9,658
Class R-5	267,248	20,467	26,549	2,013	(349,808)	(27,338)	(56,011)	(4,858)
Class R-6(3)	242,772	19,212	3,035	233	(646)	(48)	245,161	19,397
Total net increase
(decrease)	$10,653,185	812,424	$3,044,268	229,356	$(16,786,557)	(1,277,778)	$(3,089,104)	(235,998)

Year ended July 31, 2008
Class A	$8,146,230	423,511	$5,292,485	276,012	$(9,068,488)	(480,352)	$4,370,227	219,171
Class B	335,424	17,532	359,218	18,809	(743,435)	(39,833)	(48,793)	(3,492)
Class C	1,289,999	67,111	638,186	33,450	(1,521,685)	(81,759)	406,500	18,802
Class F-1	879,704	45,563	226,732	11,841	(893,923)	(47,364)	212,513	10,040
Class 529-A	150,265	7,824	60,016	3,138	(72,570)	(3,856)	137,711	7,106
Class 529-B	15,162	792	9,456	495	(9,895)	(525)	14,723	762
Class 529-C	67,666	3,539	23,327	1,220	(43,922)	(2,335)	47,071	2,424
Class 529-E	7,434	387	2,834	149	(4,142)	(218)	6,126	318
Class 529-F-1	7,451	385	1,936	101	(4,146)	(222)	5,241	264
Class R-1	43,273	2,254	6,695	351	(23,119)	(1,220)	26,849	1,385
Class R-2	202,674	10,639	44,310	2,325	(164,675)	(8,734)	82,309	4,230
Class R-3	511,403	26,501	91,683	4,801	(307,548)	(16,371)	295,538	14,931
Class R-4	391,084	20,374	47,284	2,481	(180,160)	(9,619)	258,208	13,236
Class R-5	378,573	19,654	38,894	2,045	(108,822)	(5,759)	308,645	15,940
Total net increase
(decrease)	$12,426,342	646,066	$6,843,056	357,218	$(13,146,530)	(698,167)	$6,122,868	305,117

(1)Includes exchanges between share classes of the fund.
(2)Class F-2 was offered beginning August 1, 2008.
(3)Class R-6 was offered beginning May 1, 2009.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,924,194,000 and $25,289,406,000, respectively, during the year ended July 31, 2009.

8. Subsequent events

As of September 4, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(4)	Ratio of net income to average net assets(4)
Class A:
Year ended 7/31/2009	$16.98	$.74	$(2.98)	$(2.24)	$(.70)	$-	$(.70)	$14.04	(12.72)%	$45,569	.64%	.63%	5.50%
Year ended 7/31/2008	20.54	.87	(2.67)	(1.80)	(.91)	(.85)	(1.76)	16.98	(9.46)	58,029	.57	.54	4.53
Year ended 7/31/2007	19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713	.56	.54	4.22
Year ended 7/31/2006	18.70	.81	.94	1.75	(.76)	(.36)	(1.12)	19.33	9.77	53,188	.56	.53	4.35
Year ended 7/31/2005	17.10	.77	1.61	2.38	(.65)	(.13)	(.78)	18.70	14.12	47,196	.55	.54	4.26
Class B:
Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)	(.61)	-	(.61)	13.94	(13.37)	2,835	1.41	1.39	4.74
Year ended 7/31/2008	20.43	.72	(2.66)	(1.94)	(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33	1.31	3.76
Year ended 7/31/2007	19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32	1.30	3.46
Year ended 7/31/2006	18.61	.66	.93	1.59	(.62)	(.36)	(.98)	19.22	8.87	4,442	1.33	1.31	3.58
Year ended 7/31/2005	17.01	.63	1.61	2.24	(.51)	(.13)	(.64)	18.61	13.32	4,135	1.34	1.32	3.48
Class C:
Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)	(.61)	-	(.61)	13.91	(13.43)	5,637	1.45	1.44	4.69
Year ended 7/31/2008	20.39	.71	(2.65)	(1.94)	(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38	1.35	3.72
Year ended 7/31/2007	19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37	1.35	3.41
Year ended 7/31/2006	18.58	.65	.93	1.58	(.61)	(.36)	(.97)	19.19	8.83	6,675	1.38	1.36	3.52
Year ended 7/31/2005	16.99	.61	1.60	2.21	(.49)	(.13)	(.62)	18.58	13.17	5,756	1.43	1.41	3.38
Class F-1:
Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)	(.70)	-	(.70)	14.02	(12.71)	1,801	.66	.65	5.49
Year ended 7/31/2008	20.52	.86	(2.68)	(1.82)	(.90)	(.85)	(1.75)	16.95	(9.56)	2,712	.61	.58	4.48
Year ended 7/31/2007	19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075	.60	.57	4.18
Year ended 7/31/2006	18.68	.80	.93	1.73	(.75)	(.36)	(1.11)	19.30	9.68	1,957	.60	.57	4.30
Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	14.01	1,603	.67	.65	4.14
Class F-2:
Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)	(.73)	-	(.73)	14.04	(12.19)	350	.44	.43	5.39
Class 529-A:
Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)	(.70)	-	(.70)	14.03	(12.72)	608	.70	.68	5.44
Year ended 7/31/2008	20.52	.85	(2.66)	(1.81)	(.90)	(.85)	(1.75)	16.96	(9.55)	662	.65	.63	4.46
Year ended 7/31/2007	19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655	.65	.63	4.14
Year ended 7/31/2006	18.68	.80	.94	1.74	(.75)	(.36)	(1.11)	19.31	9.70	452	.63	.61	4.27
Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	13.98	328	.70	.68	4.13
Class 529-B:
Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)	(.60)	-	(.60)	13.98	(13.47)	91	1.51	1.50	4.63
Year ended 7/31/2008	20.47	.69	(2.65)	(1.96)	(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46	1.43	3.65
Year ended 7/31/2007	19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45	1.43	3.34
Year ended 7/31/2006	18.65	.64	.92	1.56	(.59)	(.36)	(.95)	19.26	8.71	92	1.47	1.44	3.44
Year ended 7/31/2005	17.05	.59	1.61	2.20	(.47)	(.13)	(.60)	18.65	13.05	74	1.55	1.53	3.28
Class 529-C:
Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)	(.60)	-	(.60)	13.99	(13.45)	241	1.50	1.49	4.63
Year ended 7/31/2008	20.49	.70	(2.67)	(1.97)	(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45	1.43	3.66
Year ended 7/31/2007	19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45	1.42	3.35
Year ended 7/31/2006	18.65	.64	.93	1.57	(.59)	(.36)	(.95)	19.27	8.77	201	1.46	1.43	3.45
Year ended 7/31/2005	17.06	.59	1.60	2.19	(.47)	(.13)	(.60)	18.65	13.00	153	1.54	1.52	3.29
Class 529-E:
Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)	(.66)	-	(.66)	14.00	(12.98)	29	1.00	.98	5.14
Year ended 7/31/2008	20.49	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.93	(9.83)	32	.94	.92	4.17
Year ended 7/31/2007	19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32	.94	.91	3.86
Year ended 7/31/2006	18.66	.74	.93	1.67	(.69)	(.36)	(1.05)	19.28	9.32	23	.94	.92	3.96
Year ended 7/31/2005	17.06	.69	1.61	2.30	(.57)	(.13)	(.70)	18.66	13.63	17	1.02	1.01	3.80

Class 529-F-1:
Year ended 7/31/2009	$16.96	$.75	$(2.96)	$(2.21)	$(.72)	$-	$(.72)	$14.03	(12.56)%	$19	.50%	.48%	5.64%
Year ended 7/31/2008	20.52	.89	(2.66)	(1.77)	(.94)	(.85)	(1.79)	16.96	(9.35)	21	.44	.42	4.67
Year ended 7/31/2007	19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20	.44	.41	4.37
Year ended 7/31/2006	18.68	.83	.93	1.76	(.78)	(.36)	(1.14)	19.30	9.85	10	.44	.42	4.46
Year ended 7/31/2005	17.08	.75	1.60	2.35	(.62)	(.13)	(.75)	18.68	13.96	5	.70	.68	4.14
Class R-1:
Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)	(.60)	-	(.60)	13.99	(13.36)	74	1.46	1.44	4.68
Year ended 7/31/2008	20.48	.71	(2.67)	(1.96)	(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39	1.37	3.73
Year ended 7/31/2007	19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41	1.39	3.41
Year ended 7/31/2006	18.65	.64	.94	1.58	(.60)	(.36)	(.96)	19.27	8.79	37	1.45	1.41	3.46
Year ended 7/31/2005	17.05	.61	1.61	2.22	(.49)	(.13)	(.62)	18.65	13.15	19	1.50	1.45	3.36
Class R-2:
Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)	(.59)	-	(.59)	13.93	(13.54)	463	1.56	1.54	4.58
Year ended 7/31/2008	20.42	.70	(2.66)	(1.96)	(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44	1.42	3.66
Year ended 7/31/2007	19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44	1.39	3.38
Year ended 7/31/2006	18.60	.64	.94	1.58	(.60)	(.36)	(.96)	19.22	8.83	379	1.52	1.40	3.48
Year ended 7/31/2005	17.01	.61	1.60	2.21	(.49)	(.13)	(.62)	18.60	13.16	271	1.58	1.42	3.39
Class R-3:
Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)	(.66)	-	(.66)	14.01	(12.99)	936	1.00	.99	5.14
Year ended 7/31/2008	20.50	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.94	(9.83)	1,061	.95	.93	4.16
Year ended 7/31/2007	19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978	.94	.92	3.86
Year ended 7/31/2006	18.67	.73	.93	1.66	(.68)	(.36)	(1.04)	19.29	9.29	579	.96	.94	3.94
Year ended 7/31/2005	17.07	.70	1.60	2.30	(.57)	(.13)	(.70)	18.67	13.68	394	.97	.96	3.85
Class R-4:
Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)	(.70)	-	(.70)	14.03	(12.72)	629	.70	.69	5.43
Year ended 7/31/2008	20.53	.85	(2.68)	(1.83)	(.89)	(.85)	(1.74)	16.96	(9.56)	597	.66	.63	4.49
Year ended 7/31/2007	19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451	.65	.63	4.15
Year ended 7/31/2006	18.69	.79	.93	1.72	(.74)	(.36)	(1.10)	19.31	9.60	255	.66	.64	4.22
Year ended 7/31/2005	17.09	.76	1.60	2.36	(.63)	(.13)	(.76)	18.69	14.00	120	.67	.65	4.17
Class R-5:
Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)	(.73)	-	(.73)	14.04	(12.53)	395	.40	.38	5.72
Year ended 7/31/2008	20.54	.91	(2.68)	(1.77)	(.95)	(.85)	(1.80)	16.97	(9.26)	559	.36	.33	4.80
Year ended 7/31/2007	19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350	.36	.33	4.42
Year ended 7/31/2006	18.70	.85	.93	1.78	(.80)	(.36)	(1.16)	19.32	9.92	168	.36	.34	4.56
Year ended 7/31/2005	17.10	.80	1.61	2.41	(.68)	(.13)	(.81)	18.70	14.33	81	.37	.35	4.45
Class R-6:
Period from 5/1/2009 to 7/31/2009	12.55	.19	1.48	1.67	(.17)	-	(.17)	14.05	13.42	272	.09	.09	1.45

	Year ended July 31
	2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	49%	38%	32%	35%	24%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The Income Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio and the summary investment portfolio, of The Income Fund of America, Inc. (the “Fund”), as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
September 4, 2009

Tax information
  unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2009:

Qualified dividend income	$2,074,422,000
Corporate dividends received deduction	$1,295,781,000
U.S. government income that may be exempt from state taxation	$70,594,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

....
The Income Fund of America, Inc.

Part C
Other Information

Item 23.                      Exhibits for Registration Statement (1940 Act No. 811-01880 and 1933 Act. No. 002-33371)

(a)
Articles of Incorporation – Articles of Incorporation previously filed (see P/E Amendment No. 52 filed 1/5/00, No. 55 filed 3/8/01, No. 57 filed 2/14/02, No. 61 filed 10/1/04, No. 65 filed 7/1/08 and No. 67 filed 4/8/09)

(b)	By-laws – By-laws as amended 5/19/09

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 55 filed 3/8/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 1/1/08 – previously filed (see P/E Amendment No. 65 filed 7/1/08)

(e)
Underwriting Contracts – Form of Selling Group Agreements – previously filed (see P/E Amendment No. 58 filed 5/13/02) Form of Institutional Selling Group Agreement – previously filed (see P/E Amendment No. 62 filed 9/30/05); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 64 filed 9/28/07); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 64 filed 9/28/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 65 filed 7/1/08); Form of Amendment to Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 66 filed 9/30/08); Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 66 filed 9/30/08); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 66 filed 9/30/08); Form of Amendment to Class F Share Participation Agreement effective 8/1/08 – previously filed (see P/E Amendment No. 66 filed 9/30/08); Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 66 filed 9/30/08); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 8/1/08 – previously filed (see P/E Amendment No. 66 filed 9/30/08); Form of Amended and Restated Principal Underwriting Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 67 filed 4/8/09); Form of Amendment to Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 67 filed 4/8/09); Form of Amendment to Institutional Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 67 filed 4/8/09); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 67 filed 4/8/09); Form of Amendment to Class F Share Participation Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 67 filed 4/8/09); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/1/09 – previously filed (see P/E Amendment No. 67 filed 4/8/09)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan as amended 1/1/08 – previously filed (see P/E Amendment No. 65 filed 7/1/08)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 64 filed 9/28/07)

(h)
Other Material Contracts – Form of Amended Shareholder Services Agreement dated 4/1/03 - previously filed (see P/E Amendment No. 61 filed 10/1/04) Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 61 filed 10/1/04); Form of Amendment to Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 64 filed 9/28/07); Form of Amendment to Amended Shareholder Services Agreement dated 11/1/08 – previously filed (see P/E Amendment No. 67 filed 4/8/09) and Form of Amended and Restated Administrative Services Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 67 filed 4/8/09)

(i)	Legal Opinion – Legal Opinion previously filed (see P/E Amendment No. 53 filed 3/9/00, No. 55 filed 3/8/01, No. 57 filed 2/14/02, No. 58 filed 5/13/02, No. 65 filed 7/1/08, No. 67 filed 4/8/09)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted financial statements - none

(l)	Initial capital agreements - not applicable to this filing

(m)
Rule 12b-1 Plan – Forms of Plans of Distribution – Class A Plan of Distribution - previously filed (see P/E Amendment No. 48 filed 9/30/97); Class 529-A - previously filed (see P/E Amendment  No. 57 filed 2/14/02); Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 dated 10/1/05  – previously filed (see P/E Amendment No. 62 filed 9/30/05); and Forms of Amendment to Plan of Distribution – Class F-1 and Class 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 65 filed 7/1/08)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan effective 5/1/09 – previously filed (see P/E Amendment No. 67 filed 4/8/09)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2009; and Code of Ethics for Registrant dated December 2005

Item 24.                      Persons Controlled by or under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Money Market Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc. and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
SNO	Michael J. Franchella	Assistant Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	Vice President
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	Vice President
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	William R. Yost	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 29th day of September, 2009.

THE INCOME FUND OF AMERICA, INC.

By: /s/ Patrick F. Quan
(Patrick F. Quan, Secretary)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on September 29, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Hilda L. Applbaum	Vice Chairman of the Board
(Hilda L. Applbaum)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jennifer M. Buchheim	Treasurer
(Jennifer M. Buchheim)

(3)	Directors:
	Mary Jane Elmore*	Director
	Robert A. Fox*	Director
	Leonade D. Jones*	Chairman of the Board (Independent and Non-Executive)
	William D. Jones*	Director
	John M. Lillie*	Director
	John G. McDonald*	Director
	James J. Postl*	Director
	Henry E. Riggs*	Director
	Isaac Stein*	Director
	Patricia K. Woolf*	Director
*By: /s/ Patrick F. Quan
(Patrick F. Quan, pursuant to a power of attorney filed herewith)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Katherine H. Newhall
Katherine H. Newhall, Counsel

POWER OF ATTORNEY

I, Mary Jane Elmore, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 14th day of August, 2008.
(City, State)

/s/ Mary Jane Elmore
Mary Jane Elmore, Board member

POWER OF ATTORNEY

I, Robert A. Fox, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Bryan K. Nielsen Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Reno, NV, this 8th day of August, 2008.
(City, State)

/s/ Robert A. Fox
Robert A. Fox, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of August, 2008.
(City, State)

/s/ Leonade D. Jones
Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Karl C. Grauman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 7th day of August, 2008.
(City, State)

/s/ William D. Jones
William D. Jones, Board member

POWER OF ATTORNEY

I, John M. Lillie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Atherton, CA, this 8th day of August, 2008.
(City, State)

/s/ John M. Lillie
John M. Lillie, Board member

POWER OF ATTORNEY

I, John G. McDonald, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Bryan K. Nielsen Jeffrey P. Regal Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA, this 6th day of August, 2008.
(City, State)

/s/ John G. McDonald
John G. McDonald, Board member

POWER OF ATTORNEY

I, James J. Postl, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, TX, this 7th day of August, 2008.
(City, State)

/s/ James J. Postl
James J. Postl, Board member

POWER OF ATTORNEY

I, Henry E. Riggs, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA, this 11th day of August, 2008.
(City, State)

/s/ Henry E. Riggs
Henry E. Riggs, Board member

POWER OF ATTORNEY

I, Isaac Stein, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Menlo Park, CA, this 7th day of August, 2008.
(City, State)

/s/ Isaac Stein
Isaac Stein, Board member

POWER OF ATTORNEY

I, Patricia K. Woolf, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Princeton, NJ, this 6th day of August, 2008.
(City, State)

/s/ Patricia K. Woolf
Patricia K. Woolf, Board member